                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: May 31*
-------------------------------------------------------------------------------

                  Date of reporting period: November 30, 2006
-------------------------------------------------------------------------------

* This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. The remaining series of the Registrant other than the MFS Floating Rate High Income Fund have a fiscal year end of July 31. The MFS Floating Rate High Income Fund has a fiscal year end of August 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                           11/30/06 SEMIANNUAL REPORT

                           MFS(R) Conservative Allocation Fund
                           MFS(R) Moderate Allocation Fund
                           MFS(R) Growth Allocation Fund
                           MFS(R) Aggressive Growth Allocation Fund


                                                                        AAF-SEM

MFS(R) Conservative Allocation Fund
MFS(R) Moderate Allocation Fund
MFS(R) Growth Allocation Fund
MFS(R) Aggressive Growth Allocation Fund

TABLE OF CONTENTS
-----------------------------------------------------
LETTER FROM THE CEO                                 1
-----------------------------------------------------
PORTFOLIO COMPOSITION                               2
-----------------------------------------------------
EXPENSE TABLES                                      4
-----------------------------------------------------
PORTFOLIOS OF INVESTMENTS                           9
-----------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES               11
-----------------------------------------------------
STATEMENTS OF OPERATIONS                           14
-----------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                15
-----------------------------------------------------
FINANCIAL HIGHLIGHTS                               17
-----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                      45
-----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT      60
-----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION              64
-----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                     64
-----------------------------------------------------
CONTACT INFORMATION                        BACK COVER
-----------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

LETTER FROM THE CEO

Dear Shareholders,

[Photo of Robert J. Manning]

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)


    January 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              MFS(R) Conservative Allocation Fund

              PORTFOLIO TARGET ALLOCATION

              Bond Funds                                 50.0%
              U.S. Stock Funds                           35.0%
              Money Market Funds                         10.0%
              International Stock Funds                   5.0%

              PORTFOLIO ACTUAL ALLOCATION

              Bond Funds                                 49.4%
              U.S. Stock Funds                           34.8%
              Money Market Funds                          9.8%
              International Stock Funds                   5.0%
              Cash & Other Net Assets                     1.0%

              PORTFOLIO HOLDINGS

              MFS Limited Maturity Fund                  19.7%
              ------------------------------------------------
              MFS Research Fund                          14.9%
              ------------------------------------------------
              MFS Value Fund                             14.9%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                  14.8%
              ------------------------------------------------
              MFS Government Securities Fund              9.9%
              ------------------------------------------------
              MFS Money Market Fund                       9.8%
              ------------------------------------------------
              MFS Research International Fund             5.0%
              ------------------------------------------------
              MFS Strategic Growth Fund                   5.0%
              ------------------------------------------------
              MFS Research Bond Fund                      5.0%
              ------------------------------------------------
              Cash & Other Net Assets                     1.0%
              ------------------------------------------------

              MFS(R) Moderate Allocation Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           50.0%
              Bond Funds                                 35.0%
              International Stock Funds                  10.0%
              Money Market Funds                          5.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           49.8%
              Bond Funds                                 34.6%
              International Stock Funds                  10.0%
              Money Market Funds                          4.9%
              Cash & Other Net Assets                     0.7%

              PORTFOLIO HOLDINGS

              MFS Research Fund                          14.9%
              ------------------------------------------------
              MFS Value Fund                             14.9%
              ------------------------------------------------
              MFS Research International Fund            10.0%
              ------------------------------------------------
              MFS Strategic Growth Fund                  10.0%
              ------------------------------------------------
              MFS Research Bond Fund                      9.9%
              ------------------------------------------------
              MFS Government Securities Fund              9.9%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                   9.9%
              ------------------------------------------------
              MFS Mid Cap Value Fund                      5.0%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                     5.0%
              ------------------------------------------------
              MFS High Income Fund                        4.9%
              ------------------------------------------------
              MFS Money Market Fund                       4.9%
              ------------------------------------------------
              Cash & Other Net Assets                     0.7%
              ------------------------------------------------

              MFS(R) Growth Allocation Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           60.0%
              International Stock Funds                  20.0%
              Bond Funds                                 20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           59.6%
              International Stock Funds                  20.0%
              Bond Funds                                 19.8%
              Cash & Other Net Assets                     0.6%

              PORTFOLIO HOLDINGS

              MFS Research International Fund            15.0%
              ------------------------------------------------
              MFS Strategic Growth Fund                  14.9%
              ------------------------------------------------
              MFS Value Fund                             14.8%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     10.0%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    10.0%
              ------------------------------------------------
              MFS Research Bond Fund                      9.9%
              ------------------------------------------------
              MFS Research Fund                           9.9%
              ------------------------------------------------
              MFS International New Discovery Fund        5.0%
              ------------------------------------------------
              MFS High Income Fund                        5.0%
              ------------------------------------------------
              MFS Government Securities Fund              4.9%
              ------------------------------------------------
              Cash & Other Net Assets                     0.6%
              ------------------------------------------------


              MFS(R) Aggressive Growth Allocation Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           80.0%
              International Stock Funds                  20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           79.9%
              International Stock Funds                  20.1%

              PORTFOLIO HOLDINGS

              MFS Strategic Growth Fund                  19.9%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     15.1%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    15.0%
              ------------------------------------------------
              MFS Value Fund                             14.9%
              ------------------------------------------------
              MFS International New Discovery Fund       10.1%
              ------------------------------------------------
              MFS Research International Fund            10.0%
              ------------------------------------------------
              MFS Research Fund                          10.0%
              ------------------------------------------------
              MFS New Discovery Fund                      5.0%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/06.

Each portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, JUNE 1, 2006 THROUGH NOVEMBER 30, 2006.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2006 through November 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. Because the underlying funds have varied expenses and fee levels and the funds may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the funds will vary. If these transactional and indirect costs were included, your costs would have been higher.

MFS(R) CONSERVATIVE ALLOCATION FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    6/01/06-
Class                       Ratio      6/01/06         11/30/06       11/30/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,067.60        $2.33
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.81        $2.28
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,064.80        $5.69
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.55        $5.57
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,064.00        $5.69
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.55        $5.57
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,069.80        $0.52
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.57        $0.51
--------------------------------------------------------------------------------
        Actual              0.60%     $1,000.00       $1,067.10        $3.11
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.60%     $1,000.00       $1,022.06        $3.04
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,063.60        $6.21
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,019.05        $6.07
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,065.90        $4.40
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.81        $4.31
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,066.90        $3.89
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.31        $3.80
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,067.80        $2.59
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.56        $2.54
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,069.30        $1.04
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,024.07        $1.01
--------------------------------------------------------------------------------
        Actual              0.70%     $1,000.00       $1,067.10        $3.63
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    0.70%     $1,000.00       $1,021.56        $3.55
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00       $1,063.30        $6.98
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00       $1,018.30        $6.83
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00       $1,062.70        $6.98
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00       $1,018.30        $6.83
--------------------------------------------------------------------------------

MFS(R) MODERATE ALLOCATION FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    6/01/06-
Class                       Ratio      6/01/06         11/30/06       11/30/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,079.90        $2.35
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.81        $2.28
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,076.70        $5.73
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.55        $5.57
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,076.00        $5.72
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.55        $5.57
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,082.40        $0.52
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.57        $0.51
--------------------------------------------------------------------------------
        Actual              0.60%     $1,000.00       $1,079.50        $3.13
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.60%     $1,000.00       $1,022.06        $3.04
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,075.80        $6.24
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,019.05        $6.07
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,077.80        $4.43
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.81        $4.31
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,078.30        $3.91
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.31        $3.80
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,079.30        $2.61
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.56        $2.54
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,081.60        $1.04
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,024.07        $1.01
--------------------------------------------------------------------------------
        Actual              0.70%     $1,000.00       $1,078.70        $3.65
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    0.70%     $1,000.00       $1,021.56        $3.55
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00       $1,074.80        $7.02
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00       $1,018.30        $6.83
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00       $1,075.50        $7.02
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00       $1,018.30        $6.83
--------------------------------------------------------------------------------

MFS(R) GROWTH ALLOCATION FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    6/01/06-
Class                       Ratio      6/01/06         11/30/06       11/30/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,088.60         $2.36
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.81         $2.28
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,085.40         $5.75
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.55         $5.57
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,084.70         $5.75
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.55         $5.57
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,090.20         $0.52
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.57         $0.51
--------------------------------------------------------------------------------
        Actual              0.60%     $1,000.00       $1,087.40         $3.14
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.60%     $1,000.00       $1,022.06         $3.04
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,083.90         $6.27
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,019.05         $6.07
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,086.60         $4.45
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.81         $4.31
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,086.70         $3.92
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.31         $3.80
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,088.20         $2.62
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.56         $2.54
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,089.30         $1.05
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,024.07         $1.01
--------------------------------------------------------------------------------
        Actual              0.70%     $1,000.00       $1,087.60         $3.66
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    0.70%     $1,000.00       $1,021.56         $3.55
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00       $1,083.70         $7.05
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00       $1,018.30         $6.83
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00       $1,083.00         $7.05
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00       $1,018.30         $6.83
--------------------------------------------------------------------------------

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    6/01/06-
Class                       Ratio      6/01/06         11/30/06       11/30/06
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,092.10         $2.36
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.81         $2.28
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,088.40         $5.76
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.55         $5.57
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,088.50         $5.76
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.55         $5.57
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,094.00         $0.52
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.57         $0.51
--------------------------------------------------------------------------------
        Actual              0.60%     $1,000.00       $1,091.00         $3.15
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.60%     $1,000.00       $1,022.06         $3.04
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,088.30         $6.28
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,019.05         $6.07
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,089.40         $4.45
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.81         $4.31
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,090.30         $3.93
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.31         $3.80
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,092.40         $2.62
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.56         $2.54
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,093.60         $1.05
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,024.07         $1.01
--------------------------------------------------------------------------------
        Actual              0.70%     $1,000.00       $1,090.40         $3.67
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    0.70%     $1,000.00       $1,021.56         $3.55
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00       $1,087.10         $7.06
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00       $1,018.30         $6.83
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00       $1,087.00         $7.06
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00       $1,018.30         $6.83
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. Because the underlying funds have varied expenses and fee levels and the funds may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the funds will vary. If these transactional and indirect costs were included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS
11/30/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS(R) CONSERVATIVE ALLOCATION FUND

Mutual Funds - 99.0%
----------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES/PAR          VALUE ($)
----------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                  7,155,966     $   68,053,242
MFS Intermediate Investment Grade Bond Fund - Class I (h)                    10,298,045        102,053,629
MFS Limited Maturity Fund - Class I (h)                                      21,194,678        135,857,889
MFS Money Market Fund (h)                                                    67,797,846         67,797,846
MFS Research Bond Fund - Class I                                              3,374,210         34,079,517
MFS Research Fund - Class I                                                   4,212,751        102,622,610
MFS Research International Fund - Class I                                     1,606,170         34,291,728
MFS Strategic Growth Fund - Class I (n)                                       1,626,326         34,201,626
MFS Value Fund - Class I                                                      3,752,536        102,481,758
----------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $606,297,300)                                          $  681,439,845
----------------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.1%

UBS Financial Delaware LLC, 5.3%, due 12/01/06, at Amortized Cost (y)      $  7,735,000     $    7,735,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $614,032,300)                                           $  689,174,845
----------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                         (1,016,510)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $  688,158,335
----------------------------------------------------------------------------------------------------------

MFS(R) MODERATE ALLOCATION FUND

Mutual Funds - 99.3%
----------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES/PAR          VALUE ($)
----------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                 22,200,280     $  211,124,658
MFS High Income Fund - Class I (h)                                           27,251,919        105,737,446
MFS Intermediate Investment Grade Bond Fund - Class I (h)                    21,295,759        211,040,970
MFS Mid Cap Growth Fund - Class I (h)(n)                                     11,260,865        106,640,391
MFS Mid Cap Value Fund - Class I (h)                                          7,280,056        107,089,630
MFS Money Market Fund (h)                                                   104,970,643        104,970,643
MFS Research Bond Fund - Class I (h)                                         20,939,975        211,493,748
MFS Research Fund - Class I (h)                                              13,100,364        319,124,862
MFS Research International Fund - Class I (h)                                10,014,980        213,819,825
MFS Strategic Growth Fund - Class I (h)(n)                                   10,098,223        212,365,624
MFS Value Fund - Class I                                                     11,668,915        318,678,070
----------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $1,796,093,464)                                        $2,122,085,867
----------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.7%
----------------------------------------------------------------------------------------------------------
General Electric Co., 5.31%, due 12/01/06, at Amortized Cost (y)           $ 15,450,000     $   15,450,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,811,543,464)                                         $2,137,535,867
----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0%                                                                (28,629)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $2,137,507,238
----------------------------------------------------------------------------------------------------------

MFS(R) GROWTH ALLOCATION FUND

Mutual Funds - 99.4%
----------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES/PAR          VALUE ($)
----------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                 13,051,782     $  124,122,442
MFS High Income Fund - Class I (h)                                           32,023,919        124,252,806
MFS International New Discovery Fund - Class I                                4,280,387        126,271,409
MFS Mid Cap Growth Fund - Class I (h)(n)                                     26,343,306        249,471,108
MFS Mid Cap Value Fund - Class I (h)                                         17,017,429        250,326,375
MFS Research Bond Fund - Class I (h)                                         24,602,481        248,485,062
MFS Research Fund - Class I (h)                                              10,189,876        248,225,373
MFS Research International Fund - Class I (h)                                17,581,053        375,355,476
MFS Strategic Growth Fund - Class I (h)(n)                                   17,737,547        373,020,618
MFS Value Fund - Class I                                                     13,624,415        372,082,765
----------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $2,044,415,605)                                        $2,491,613,434
----------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.6%
----------------------------------------------------------------------------------------------------------
General Electric Co., 5.31%, due 12/01/06, at Amortized Cost (y)           $ 14,967,000     $   14,967,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,059,382,605)                                         $2,506,580,434
----------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                               (109,670)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $2,506,470,764
----------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

Mutual Funds - 100.0%
----------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES/PAR          VALUE ($)
----------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                3,974,193     $  117,238,686
MFS Mid Cap Growth Fund - Class I (h)(n)                                     18,289,517        173,201,727
MFS Mid Cap Value Fund - Class I (h)                                         11,853,240        174,361,157
MFS New Discovery Fund - Class I (h)(n)                                       2,885,156         57,789,680
MFS Research Fund - Class I                                                   4,739,749        115,460,288
MFS Research International Fund - Class I                                     5,450,461        116,367,352
MFS Strategic Growth Fund - Class I (h)(n)                                   10,932,291        229,906,077
MFS Value Fund - Class I                                                      6,338,720        173,110,456
----------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $915,571,640)                                          $1,157,435,423
----------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.1%
----------------------------------------------------------------------------------------------------------
UBS Financial Delaware LLC, 5.3%, due 12/01/06, at Amortized Cost (y)      $  1,375,000     $    1,375,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $916,946,640)                                           $1,158,810,423
----------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                           (658,471)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $1,158,151,952
----------------------------------------------------------------------------------------------------------

Portfolio Footnotes:

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 11/30/06  (unaudited)

These statements represent each fund's balance sheet, which detail the assets and liabilities comprising the total value of the fund.

                                                                                                                                MFS
                                                                          MFS               MFS               MFS        AGGRESSIVE
                                                                 CONSERVATIVE          MODERATE            GROWTH            GROWTH
                                                                   ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION
                                                                         FUND              FUND              FUND              FUND
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments
Unaffiliated issuers (identified cost, $230,961,801,
$246,323,117, $377,427,996, and $376,342,260, respectively)      $315,412,239      $334,128,070      $513,321,174      $523,551,782
Affiliated issuers (identified cost, $383,070,499,
$1,565,220,347, $1,681,954,609, and $540,604,380, respectively)   373,762,606     1,803,407,797     1,993,259,260       635,258,641
------------------------------------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $614,032,300,
$1,811,543,464, $2,059,382,605, and $916,946,640, respectively)  $689,174,845    $2,137,535,867    $2,506,580,434    $1,158,810,423
Cash                                                                   24,366               499               473            11,568
Receivable for investments sold                                       316,782                --         1,080,786           443,073
Receivable for fund shares sold                                       985,339         3,991,169         4,284,270         2,261,543
Dividends receivable                                                1,700,815         3,946,534         2,546,441                --
Receivable from investment adviser                                      9,184            14,248            79,885            26,763
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     $692,211,331    $2,145,488,317    $2,514,572,289    $1,161,553,370
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                  $2,557,697        $4,844,478        $4,324,835          $986,546
Payable for fund shares reacquired                                  1,187,221         2,588,385         3,201,014         2,127,307
Payable to affiliates
  Shareholder servicing costs                                          64,786            24,509            14,455               535
  Distribution and service fees                                        23,956            76,193            88,735            36,411
  Administrative services fee                                              96                96                96                96
  Program manager fee                                                     507               926             1,207               954
  Retirement plan administration and service fees                         263             1,180             1,236               928
Payable for independent trustees' compensation                          1,239             2,210             3,252             1,815
Accrued expenses and other liabilities                                217,231           443,102           466,695           246,826
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  $4,052,996        $7,981,079        $8,101,525        $3,401,418
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                       $688,158,335    $2,137,507,238    $2,506,470,764    $1,158,151,952
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $591,580,420    $1,758,823,687    $2,011,163,511      $902,582,639
Unrealized appreciation (depreciation) on investments              75,142,545       325,992,403       447,197,829       241,863,783
Accumulated net realized gain (loss) on investments                 7,803,817        24,741,728        35,992,920        15,122,452
Accumulated undistributed net investment income (loss)             13,631,553        27,949,420        12,116,504        (1,416,922)
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                       $688,158,335    $2,137,507,238    $2,506,470,764    $1,158,151,952
------------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                                                                                                MFS
                                                                          MFS               MFS               MFS        AGGRESSIVE
                                                                 CONSERVATIVE          MODERATE            GROWTH            GROWTH
                                                                   ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION
                                                                         FUND              FUND              FUND              FUND
Net assets
  Class A                                                        $276,731,217      $835,045,795    $1,007,182,883      $448,155,991
  Class B                                                         167,343,558       550,360,044       646,083,163       240,970,099
  Class C                                                         134,635,352       438,023,775       495,890,825       186,492,444
  Class I                                                          22,093,949        45,544,840        61,262,393        55,794,549
  Class R                                                          16,996,525        60,241,769        63,163,139        30,959,207
  Class R1                                                          2,133,944         8,994,678         9,984,557         7,315,309
  Class R2                                                          1,182,809         6,566,712        11,578,031         3,799,841
  Class R3                                                          9,214,450        32,329,354        35,662,049        19,915,401
  Class R4                                                          6,476,518        55,683,711        47,086,066        23,575,602
  Class R5                                                         14,237,510        36,761,055        39,801,948        70,937,780
  Class 529A                                                       22,210,802        33,182,218        42,066,730        36,434,467
  Class 529B                                                        2,479,863        19,688,807        29,461,236        24,144,123
  Class 529C                                                       12,421,838        15,084,480        17,247,744         9,657,139
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $688,158,335    $2,137,507,238    $2,506,470,764    $1,158,151,952
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  Class A                                                          22,194,408        60,578,345        66,656,939        28,425,269
  Class B                                                          13,585,054        40,438,067        43,463,281        15,539,957
  Class C                                                          10,945,910        32,220,736        33,385,344        12,031,092
  Class I                                                           1,757,312         3,270,249         4,022,178         3,499,573
  Class R                                                           1,370,678         4,394,096         4,193,416         1,971,402
  Class R1                                                            174,728           666,822           677,743           475,027
  Class R2                                                             96,268           478,531           782,017           245,413
  Class R3                                                            750,524         2,372,715         2,390,857         1,278,021
  Class R4                                                            520,735         4,052,662         3,126,302         1,500,104
  Class R5                                                          1,140,303         2,665,645         2,629,819         4,495,462
  Class 529A                                                        1,790,182         2,420,361         2,801,180         2,323,472
  Class 529B                                                          202,122         1,458,165         1,995,987         1,572,516
  Class 529C                                                        1,016,979         1,115,243         1,169,098           628,615
------------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                    55,545,203       156,131,637       167,294,161        73,985,923
------------------------------------------------------------------------------------------------------------------------------------
Class A shares
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value per share
  (net assets/shares of beneficial interest outstanding)               $12.47            $13.78            $15.11            $15.77
------------------------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 X net asset value per share)     $13.23            $14.62            $16.03            $16.73
------------------------------------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets/shares of beneficial interest outstanding)               $12.32            $13.61            $14.87            $15.51
------------------------------------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets/shares of beneficial interest outstanding)               $12.30            $13.59            $14.85            $15.50
------------------------------------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share (net assets/shares of beneficial interest outstanding)         $12.57            $13.93            $15.23            $15.94
------------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                                                                                                MFS
                                                                          MFS               MFS               MFS        AGGRESSIVE
                                                                 CONSERVATIVE          MODERATE            GROWTH            GROWTH
                                                                   ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION
                                                                         FUND              FUND              FUND              FUND
Class R shares
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)               $12.40            $13.71            $15.06            $15.70
------------------------------------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)               $12.21            $13.49            $14.73            $15.40
------------------------------------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)               $12.29            $13.72            $14.81            $15.48
------------------------------------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)               $12.28            $13.63            $14.92            $15.58
------------------------------------------------------------------------------------------------------------------------------------
Class R4 shares
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)               $12.44            $13.74            $15.06            $15.72
------------------------------------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)               $12.49            $13.79            $15.13            $15.78
------------------------------------------------------------------------------------------------------------------------------------
Class 529A shares
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value per share
  (net assets/shares of beneficial interest outstanding)               $12.41            $13.71            $15.02            $15.68
------------------------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 X net asset value per share)     $13.17            $14.55            $15.94            $16.64
------------------------------------------------------------------------------------------------------------------------------------
Class 529B shares
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets/shares of beneficial interest outstanding)               $12.27            $13.50            $14.76            $15.35
------------------------------------------------------------------------------------------------------------------------------------
Class 529C shares
------------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
  (net assets/shares of beneficial interest outstanding)               $12.21            $13.53            $14.75            $15.36
------------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Six months ended 11/30/06  (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund's operations.

                                                                                                                                MFS
                                                                          MFS               MFS               MFS        AGGRESSIVE
                                                                 CONSERVATIVE          MODERATE            GROWTH            GROWTH
                                                                   ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION
                                                                         FUND              FUND              FUND              FUND
NET INVESTMENT INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Dividends (including $8,777,813, $21,692,260, $13,442,671, and
$-- received from affiliated issuers, respectively)               $10,546,419       $24,502,800       $16,644,268        $1,486,088
Interest                                                              105,163           254,271           244,522            40,013
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                           $10,651,582       $24,757,071       $16,888,790        $1,526,101
------------------------------------------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                                    $2,113,781        $6,628,711        $7,550,698        $3,061,913
  Program manager fees                                                 41,950            78,299           101,248            80,396
  Shareholder servicing costs                                         200,685           498,332           651,530           316,092
  Administrative services fee                                           8,775             8,775             8,775             8,775
  Retirement plan administration and services fees                     23,359           103,621           109,363            83,605
  Independent trustees' compensation                                   10,082            21,449            21,267            10,244
  Custodian fee                                                        68,578           156,091           163,295            80,496
  Shareholder communications                                           41,418           112,717           149,559            69,668
  Auditing fees                                                        14,937            14,900            14,898            14,900
  Legal fees                                                            6,849            20,405            22,153            10,710
  Miscellaneous                                                       114,433           201,931           193,622           122,724
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     $2,644,847        $7,845,231        $8,986,408        $3,859,523
------------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (21,717)          (64,677)          (72,171)          (30,321)
  Reduction of expenses by investment adviser                        (142,071)          (51,976)         (109,784)         (121,578)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                       $2,481,059        $7,728,578        $8,804,453        $3,707,624
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       $8,170,523       $17,028,493        $8,084,337       $(2,181,523)
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (including $(668,521), $2,338,665,
  $1,507,885, and $294,408 from transactions in securities of
  affiliated issuers, respectively)                                $1,434,032        $2,960,829        $2,182,526        $1,350,582
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments   $32,916,216      $134,408,112      $187,347,116       $96,937,021
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            $34,350,248      $137,368,941      $189,529,642       $98,287,603
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $42,520,771      $154,397,434      $197,613,979       $96,106,080
------------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                                                                MFS
                                                                          MFS               MFS               MFS        AGGRESSIVE
                                                                 CONSERVATIVE          MODERATE            GROWTH            GROWTH
                                                                   ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION
SIX MONTHS ENDED 11/30/06 (UNAUDITED)                                    FUND              FUND              FUND              FUND
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       $8,170,523       $17,028,493        $8,084,337       $(2,181,523)
Net realized gain (loss) on investments                             1,434,032         2,960,829         2,182,526         1,350,582
Net unrealized gain (loss) on investments                          32,916,216       134,408,112       187,347,116        96,937,021
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $42,520,771      $154,397,434      $197,613,979       $96,106,080
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $16,465,912       $36,349,108      $118,075,522       $47,456,121
------------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                        $58,986,683      $190,746,542      $315,689,501      $143,562,201
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                            629,171,652     1,946,760,696     2,190,781,263     1,014,589,751
At end of period                                                 $688,158,335    $2,137,507,238    $2,506,470,764    $1,158,151,952
------------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income (loss)
included in net assets at end of period                           $13,631,553       $27,949,420       $12,116,504       $(1,416,922)
------------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued
                                                                                                                                MFS
                                                                          MFS               MFS               MFS        AGGRESSIVE
                                                                 CONSERVATIVE          MODERATE            GROWTH            GROWTH
                                                                   ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION
YEAR ENDED 5/31/06                                                       FUND              FUND              FUND              FUND
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      $13,389,715       $29,189,635       $15,811,482       $(2,364,869)
Net realized gain (loss) on investments                             9,588,015        38,423,417        61,870,219        33,191,490
Net unrealized gain (loss) on investments                           5,020,172        49,497,846       101,428,501        61,500,676
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $27,997,902      $117,110,898      $179,110,202       $92,327,297
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(5,862,170)     $(17,084,606)     $(17,599,390)      $(4,529,230)
  Class B                                                          (3,050,339)       (9,496,308)       (9,546,277)       (1,595,453)
  Class C                                                          (2,378,637)       (7,266,005)       (7,154,571)       (1,187,137)
  Class I                                                            (450,888)       (1,000,688)       (1,262,237)         (716,058)
  Class R                                                            (378,089)       (1,299,439)       (1,257,035)         (345,864)
  Class R1                                                            (12,773)          (46,720)          (77,867)          (25,329)
  Class R2                                                             (2,862)           (1,357)          (23,170)           (3,645)
  Class R3                                                            (31,324)         (130,295)         (148,922)          (55,929)
  Class R4                                                            (10,015)          (82,722)          (36,416)          (24,949)
  Class R5                                                           (243,633)         (603,241)         (671,791)       (1,030,206)
  Class 529A                                                         (360,507)         (617,289)         (694,400)         (332,511)
  Class 529B                                                          (25,919)         (247,341)         (362,090)         (131,005)
  Class 529C                                                         (171,744)         (212,055)         (213,096)          (53,538)
From net realized gain on investments
  Class A                                                            (667,739)       (2,854,523)       (5,338,406)       (3,008,650)
  Class B                                                            (467,731)       (2,092,832)       (3,810,045)       (1,713,635)
  Class C                                                            (356,343)       (1,567,618)       (2,819,843)       (1,293,060)
  Class I                                                             (45,245)         (147,582)         (338,464)         (381,167)
  Class R                                                             (44,761)         (227,105)         (401,569)         (246,827)
  Class R1                                                             (1,428)           (7,493)          (22,394)          (16,454)
  Class R2                                                               (330)             (388)           (6,549)           (2,364)
  Class R3                                                             (3,545)          (22,745)          (46,956)          (38,217)
  Class R4                                                             (1,040)          (12,603)          (10,157)          (14,091)
  Class R5                                                            (24,452)          (88,971)         (180,148)         (548,392)
  Class 529A                                                          (44,066)         (112,286)         (229,630)         (249,329)
  Class 529B                                                           (4,575)          (56,920)         (164,308)         (190,638)
  Class 529C                                                          (26,994)          (50,899)          (94,040)          (65,434)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(14,667,149)     $(45,330,031)     $(52,509,771)     $(17,799,112)
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $57,232,663      $296,056,499      $477,095,988      $256,543,255
------------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                        $70,563,416      $367,837,366      $603,696,419      $331,071,440
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                            558,608,236     1,578,923,330     1,587,084,844       683,518,311
At end of period                                                 $629,171,652    $1,946,760,696    $2,190,781,263    $1,014,589,751
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in net assets at
end of period                                                      $5,461,030       $10,920,927        $4,032,167          $764,601
------------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

MFS(R) CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                 SIX MONTHS
                                                                   ENDED                      YEARS ENDED 5/31
                                                                  11/30/06    -------------------------------------------------
CLASS A                                                         (UNAUDITED)       2006          2005          2004       2003(c)
Net asset value, beginning of period                               $11.68        $11.41        $10.88        $10.35       $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.17         $0.30         $0.25         $0.24        $0.20
  Net realized and unrealized gain (loss) on investments             0.62          0.29          0.49          0.47         0.15
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.79         $0.59         $0.74         $0.71        $0.35
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $--        $(0.29)       $(0.21)       $(0.18)         $--
  From net realized gain on investments                                --         (0.03)        (0.00)(w)        --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $--        $(0.32)       $(0.21)       $(0.18)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $12.47        $11.68        $11.41        $10.88       $10.35
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                              6.76(n)       5.20          6.83          6.85         3.50(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            0.49(a)       0.52          0.51          0.53         0.91(a)
Expenses after expense reductions (f)(h)                             0.45(a)       0.45          0.45          0.45         0.45(a)
Net investment income                                                2.81(a)       2.55          2.28          2.24         2.33(a)
Portfolio turnover                                                      5             4             1             1            1
Net assets at end of period (000 Omitted)                        $276,731      $251,699      $226,530      $155,476      $59,469
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED

                                                                 SIX MONTHS
                                                                   ENDED                        YEARS ENDED 5/31
                                                                  11/30/06    --------------------------------------------------
CLASS B                                                         (UNAUDITED)       2006          2005          2004       2003(c)

Net asset value, beginning of period                               $11.57        $11.31        $10.80        $10.29       $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.13         $0.22         $0.18         $0.17        $0.14
  Net realized and unrealized gain (loss) on investments             0.62          0.29          0.48          0.47         0.15
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.75         $0.51         $0.66         $0.64        $0.29
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $--        $(0.22)       $(0.15)       $(0.13)         $--
  From net realized gain on investments                                --         (0.03)        (0.00)(w)        --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $--        $(0.25)       $(0.15)       $(0.13)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $12.32        $11.57        $11.31        $10.80       $10.29
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                              6.48(n)       4.49          6.08          6.23         2.90(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            1.14(a)       1.17          1.16          1.18         1.56(a)
Expenses after expense reductions (f)(h)                             1.10(a)       1.10          1.10          1.10         1.10(a)
Net investment income                                                2.16(a)       1.90          1.63          1.61         1.66(a)
Portfolio turnover                                                      5             4             1             1            1
Net assets at end of period (000 Omitted)                        $167,344      $162,941      $163,735      $134,200      $63,256
---------------------------------------------------------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                   ENDED                      YEARS ENDED 5/31
                                                                  11/30/06    --------------------------------------------------
CLASS C                                                         (UNAUDITED)       2006          2005          2004       2003(c)
Net asset value, beginning of period                               $11.56        $11.30        $10.79        $10.30       $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.13         $0.22         $0.18         $0.17        $0.14
  Net realized and unrealized gain (loss) on investments             0.61          0.29          0.48          0.46         0.16
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.74         $0.51         $0.66         $0.63        $0.30
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $--        $(0.22)       $(0.15)       $(0.14)         $--
  From net realized gain on investments                                --         (0.03)        (0.00)(w)        --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $--        $(0.25)       $(0.15)       $(0.14)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $12.30        $11.56        $11.30        $10.79       $10.30
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                              6.40(n)       4.54          6.12          6.13         3.00(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            1.14(a)       1.17          1.16          1.18         1.56(a)
Expenses after expense reductions (f)(h)                             1.10(a)       1.10          1.10          1.10         1.10(a)
Net investment income                                                2.16(a)       1.90          1.63          1.60         1.66(a)
Portfolio turnover                                                      5             4             1             1            1
Net assets at end of period (000 Omitted)                        $134,635      $130,916      $118,003       $87,876      $31,002
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED

                                                                    SIX MONTHS
                                                                       ENDED                      YEARS ENDED 5/31
                                                                     11/30/06    -----------------------------------------------
CLASS I                                                             (UNAUDITED)     2006         2005         2004       2003(c)
Net asset value, beginning of period                                  $11.75       $11.48       $10.94       $10.39       $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.19        $0.34        $0.30        $0.28        $0.22
  Net realized and unrealized gain (loss) on investments                0.63         0.29         0.49         0.47         0.17
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.82        $0.63        $0.79        $0.75        $0.39
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $--       $(0.33)      $(0.25)      $(0.20)         $--
  From net realized gain on investments                                   --        (0.03)       (0.00)(w)       --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $--       $(0.36)      $(0.25)      $(0.20)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.57       $11.75       $11.48       $10.94       $10.39
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                    6.98(n)      5.51         7.18         7.26         3.90(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.14(a)      0.17         0.16         0.18         0.56(a)
Expenses after expense reductions (f)(h)                                0.10(a)      0.10         0.10         0.10         0.10(a)
Net investment income                                                   3.16(a)      2.91         2.63         2.61         2.65(a)
Portfolio turnover                                                         5            4            1            1            1
Net assets at end of period (000 Omitted)                            $22,094      $18,158      $14,175       $9,214       $7,003
---------------------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED                    YEARS ENDED 5/31
                                                                     11/30/06    -----------------------------------------------
CLASS R                                                             (UNAUDITED)     2006         2005         2004       2003(i)
Net asset value, beginning of period                                  $11.62       $11.36       $10.85       $10.33        $9.85
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.16        $0.28        $0.24        $0.23        $0.08
  Net realized and unrealized gain (loss) on investments                0.62         0.29         0.47         0.47         0.40
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.78        $0.57        $0.71        $0.70        $0.48
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $--       $(0.28)      $(0.20)      $(0.18)         $--
  From net realized gain on investments                                   --        (0.03)       (0.00)(w)       --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $--       $(0.31)      $(0.20)      $(0.18)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.40       $11.62       $11.36       $10.85       $10.33
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                    6.71(n)      5.04         6.57         6.79         4.87(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.64(a)      0.67         0.66         0.68         1.06(a)
Expenses after expense reductions (f)(h)                                0.60(a)      0.60         0.60         0.60         0.60(a)
Net investment income                                                   2.66(a)      2.41         2.12         2.10         2.15(a)
Portfolio turnover                                                         5            4            1            1            1
Net assets at end of period (000 Omitted)                            $16,997      $16,679      $13,661       $6,658         $863
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED

                                                               CLASS R1                                 CLASS R2
                                                    ----------------------------------     --------------------------------------
                                                     SIX MONTHS                               SIX MONTHS
                                                        ENDED       YEARS ENDED 5/31             ENDED       YEARS ENDED 5/31
                                                      11/30/06    ---------------------        11/30/06    ----------------------
                                                     (UNAUDITED)     2006       2005(i)       (UNAUDITED)      2006       2005(i)
Net asset value, beginning of period                   $11.48       $11.30       $11.23          $11.53       $11.31       $11.23
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.12        $0.22        $0.02           $0.15        $0.24        $0.03
  Net realized and unrealized gain (loss) on
  investments                                            0.61         0.29         0.05            0.61         0.30         0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.73        $0.51        $0.07           $0.76        $0.54        $0.08
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                              $--       $(0.30)         $--             $--       $(0.29)         $--
  From net realized gain on investments                    --        (0.03)          --              --        (0.03)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $--       $(0.33)         $--             $--       $(0.32)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.21       $11.48       $11.30          $12.29       $11.53       $11.31
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                     6.36(n)      4.49         0.62(n)         6.59(n)      4.77         0.71(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                1.34(a)      1.37         1.36(a)         1.04(a)      1.07         1.06(a)
Expenses after expense reductions (f)(h)                 1.20(a)      1.21         1.30(a)         0.85(a)      0.86         1.00(a)
Net investment income                                    2.07(a)      1.88         1.08(a)         2.45(a)      2.16         1.38(a)
Portfolio turnover                                          5            4            1               5            4            1
Net assets at end of period (000 Omitted)              $2,134       $1,145          $50          $1,183         $464          $50
---------------------------------------------------------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                    ENDED               YEARS ENDED 5/31
                                                                                  11/30/06      --------------------------------
CLASS R3                                                                         (UNAUDITED)     2006         2005       2004(i)
Net asset value, beginning of period                                               $11.51       $11.29       $10.82       $10.63
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.15        $0.26        $0.20        $0.11
  Net realized and unrealized gain (loss) on investments                             0.62         0.28         0.48         0.27
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.77        $0.54        $0.68        $0.38
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                          $--       $(0.29)      $(0.21)      $(0.19)
  From net realized gain on investments                                                --        (0.03)       (0.00)(w)       --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                          $--       $(0.32)      $(0.21)      $(0.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $12.28       $11.51       $11.29       $10.82
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                 6.69(n)      4.82         6.31         3.58(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                            0.89(a)      0.92         0.91         0.91(a)
Expenses after expense reductions (f)(h)                                             0.75(a)      0.76         0.85         0.83(a)
Net investment income                                                                2.50(a)      2.29         1.85         1.84(a)
Portfolio turnover                                                                      5            4            1            1
Net assets at end of period (000 Omitted)                                          $9,214       $3,004         $330          $13
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED

                                                               CLASS R4                                 CLASS R5
                                                 ------------------------------------     ------------------------------------
                                                     SIX MONTHS                               SIX MONTHS
                                                        ENDED        YEARS ENDED 5/31            ENDED        YEARS ENDED 5/31
                                                      11/30/06     --------------------         11/30/06     --------------------
                                                     (UNAUDITED)      2006      2005(i)        (UNAUDITED)      2006      2005(i)
Net asset value, beginning of period                   $11.65       $11.41       $11.32          $11.68       $11.41       $11.32
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.17        $0.23        $0.04           $0.18        $0.29        $0.04
  Net realized and unrealized gain (loss) on
  investments                                            0.62         0.36(g)      0.05            0.63         0.34(g)      0.05
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.79        $0.59        $0.09           $0.81        $0.63        $0.09
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                              $--       $(0.32)         $--             $--       $(0.33)         $--
  From net realized gain on investments                    --        (0.03)          --              --        (0.03)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $--       $(0.35)         $--             $--       $(0.36)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.44       $11.65       $11.41          $12.49       $11.68       $11.41
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                     6.78(n)      5.18         0.80(n)         6.93(n)      5.55         0.80(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                0.54(a)      0.57         0.57(a)         0.24(a)      0.27         0.27(a)
Expenses after expense reductions (f)(h)                 0.50(a)      0.50         0.51(a)         0.20(a)      0.20         0.21(a)
Net investment income                                    2.75(a)      2.54         1.88(a)         3.05(a)      2.76         2.18(a)
Portfolio turnover                                          5            4            1               5            4            1
Net assets at end of period (000 Omitted)              $6,477       $2,518          $50         $14,238      $10,630          $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED

                                                                  SIX MONTHS
                                                                     ENDED                      YEARS ENDED 5/31
                                                                   11/30/06      -----------------------------------------------
CLASS 529A                                                        (UNAUDITED)       2006         2005         2004       2003(i)
Net asset value, beginning of period                                  $11.63       $11.37       $10.86       $10.34        $9.70
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income (d)                                            $0.15        $0.27        $0.23        $0.21        $0.16
  Net realized and unrealized gain (loss) on investments                0.63         0.29         0.47         0.47         0.48
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.78        $0.56        $0.70        $0.68        $0.64
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                             $--       $(0.27)      $(0.19)      $(0.16)         $--
  From net realized gain on investments                                   --        (0.03)       (0.00)(w)       --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $--       $(0.30)      $(0.19)      $(0.16)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.41       $11.63       $11.37       $10.86       $10.34
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                 6.71(n)      4.95         6.49         6.59         6.60(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.74(a)      0.77         0.76         0.78         1.16(a)
Expenses after expense reductions (f)(h)                                0.70(a)      0.70         0.70         0.70         0.70(a)
Net investment income                                                   2.55(a)      2.31         2.02         1.99         2.07(a)
Portfolio turnover                                                         5            4            1            1            1
Net assets at end of period (000 Omitted)                            $22,211      $17,978      $12,840       $6,339       $2,975
---------------------------------------------------------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED                     YEARS ENDED 5/31
                                                                    11/30/06     -----------------------------------------------
CLASS 529B                                                         (UNAUDITED)      2006         2005         2004       2003(i)
Net asset value, beginning of period                                  $11.54       $11.28       $10.77       $10.27        $9.69
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.11        $0.19        $0.15        $0.15        $0.11
  Net realized and unrealized gain (loss) on investments                0.62         0.29         0.48         0.46         0.47
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.73        $0.48        $0.63        $0.61        $0.58
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $--       $(0.19)      $(0.12)      $(0.11)         $--
  From net realized gain on investments                                   --        (0.03)       (0.00)(w)       --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $--       $(0.22)      $(0.12)      $(0.11)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.27       $11.54       $11.28       $10.77       $10.27
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                 6.33(n)      4.25         5.84         5.90         5.99(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               1.39(a)      1.42         1.41         1.43         1.81(a)
Expenses after expense reductions (f)(h)                                1.35(a)      1.35         1.35         1.35         1.35(a)
Net investment income                                                   1.91(a)      1.65         1.38         1.36         1.42(a)
Portfolio turnover                                                         5            4            1            1            1
Net assets at end of period (000 Omitted)                             $2,480       $2,008       $1,611       $1,320         $854
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED

                                                                   SIX MONTHS
                                                                      ENDED                     YEARS ENDED 5/31
                                                                    11/30/06     -----------------------------------------------
CLASS 529C                                                         (UNAUDITED)      2006         2005         2004       2003(i)
Net asset value, beginning of period                                  $11.49       $11.25       $10.76       $10.28        $9.69
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.11        $0.19        $0.15        $0.14        $0.11
  Net realized and unrealized gain (loss) on investments                0.61         0.29         0.47         0.47         0.48
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.72        $0.48        $0.62        $0.61        $0.59
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $--       $(0.21)      $(0.13)      $(0.13)         $--
  From net realized gain on investments                                   --        (0.03)       (0.00)(w)       --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $--       $(0.24)      $(0.13)      $(0.13)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.21       $11.49       $11.25       $10.76       $10.28
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                 6.27(n)      4.29         5.79         5.91         6.09(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               1.39(a)      1.42         1.41         1.43         1.81(a)
Expenses after expense reductions (f)(h)                                1.35(a)      1.35         1.35         1.35         1.35(a)
Net investment income                                                   1.91(a)      1.66         1.37         1.32         1.38(a)
Portfolio turnover                                                         5            4            1            1            1
Net assets at end of period (000 Omitted)                            $12,422      $11,031       $7,522       $4,798       $1,555
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and e xpenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

Financial Highlights - continued

MFS(R) MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                 SIX MONTHS
                                                                   ENDED                       YEARS ENDED 5/31
                                                                  11/30/06    ---------------------------------------------------
CLASS A                                                         (UNAUDITED)       2006          2005          2004        2003(c)
Net asset value, beginning of period                               $12.76        $12.21        $11.44        $10.34        $10.00
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.13         $0.25         $0.25         $0.20         $0.15
  Net realized and unrealized gain (loss) on investments             0.89          0.66          0.73          1.03          0.19
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $1.02         $0.91         $0.98         $1.23         $0.34
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $--        $(0.31)       $(0.21)       $(0.13)          $--
  From net realized gain on investments                                --         (0.05)        (0.00)(w)        --            --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $--        $(0.36)       $(0.21)       $(0.13)          $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $13.78        $12.76        $12.21        $11.44        $10.34
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                              7.99(n)       7.50          8.53         11.94          3.40(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            0.45(a)       0.47          0.48          0.51          0.78(a)
Expenses after expense reductions (f)(h)                             0.45(a)       0.45          0.45          0.45          0.45(a)
Net investment income                                                2.02(a)       1.97          2.09          1.79          1.79(a)
Portfolio turnover                                                      2             2             0(u)          1             2
Net assets at end of period (000 Omitted)                        $835,046      $773,647      $643,285      $416,219      $126,033
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
MFS(R) MODERATE ALLOCATION FUND - CONTINUED

                                                                SIX MONTHS
                                                                  ENDED                       YEARS ENDED 5/31
                                                                 11/30/06    ---------------------------------------------------
CLASS B                                                         (UNAUDITED)       2006          2005          2004        2003(c)
Net asset value, beginning of period                               $12.64        $12.10        $11.36        $10.30        $10.00
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.09         $0.17         $0.17         $0.13         $0.09
  Net realized and unrealized gain (loss) on investments             0.88          0.66          0.71          1.02          0.21
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.97         $0.83         $0.88         $1.15         $0.30
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $--        $(0.24)       $(0.14)       $(0.09)          $--
  From net realized gain on investments                                --         (0.05)        (0.00)(w)        --            --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $--        $(0.29)       $(0.14)       $(0.09)          $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $13.61        $12.64        $12.10        $11.36        $10.30
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                              7.67(n)       6.85          7.75         11.20          3.00(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            1.10(a)       1.12          1.13          1.17          1.43(a)
Expenses after expense reductions (f)(h)                             1.10(a)       1.10          1.10          1.11          1.10(a)
Net investment income                                                1.37(a)       1.32          1.44          1.15          1.11(a)
Portfolio turnover                                                      2             2             0(u)          1             2
Net assets at end of period (000 Omitted)                        $550,360      $525,991      $471,665      $343,299      $111,637
----------------------------------------------------------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                   ENDED                      YEARS ENDED 5/31
                                                                  11/30/06    --------------------------------------------------
CLASS C                                                          (UNAUDITED)       2006          2005          2004       2003(c)
Net asset value, beginning of period                                $12.63        $12.09        $11.36        $10.30       $10.00
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                          $0.09         $0.17         $0.17         $0.13        $0.09
  Net realized and unrealized gain (loss) on investments              0.87          0.66          0.70          1.03         0.21
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     $0.96         $0.83         $0.87         $1.16        $0.30
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                           $--        $(0.24)       $(0.14)       $(0.10)         $--
  From net realized gain on investments                                 --         (0.05)        (0.00)(w)        --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $--        $(0.29)       $(0.14)       $(0.10)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $13.59        $12.63        $12.09        $11.36       $10.30
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                               7.60(n)       6.90          7.67         11.28         3.00(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                             1.10(a)       1.12          1.13          1.17         1.43(a)
Expenses after expense reductions (f)(h)                              1.10(a)       1.10          1.10          1.11         1.10(a)
Net investment income                                                 1.37(a)       1.32          1.44          1.14         1.10(a)
Portfolio turnover                                                       2             2             0(u)          1            2
Net assets at end of period (000 Omitted)                         $438,024      $408,740      $335,759      $228,905      $59,054
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MODERATE ALLOCATION FUND - CONTINUED

                                                                     SIX MONTHS
                                                                        ENDED                    YEARS ENDED 5/31
                                                                      11/30/06     ----------------------------------------------
CLASS I                                                              (UNAUDITED)     2006         2005         2004       2003(c)
Net asset value, beginning of period                                   $12.87       $12.30       $11.53       $10.40       $10.00
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.16        $0.30        $0.30        $0.24        $0.17
  Net realized and unrealized gain (loss) on investments                 0.90         0.67         0.71         1.04         0.23
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.06        $0.97        $1.01        $1.28        $0.40
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $--       $(0.35)      $(0.24)      $(0.15)         $--
  From net realized gain on investments                                    --        (0.05)       (0.00)(w)       --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--       $(0.40)      $(0.24)      $(0.15)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.93       $12.87       $12.30       $11.53       $10.40
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                     8.24(n)      7.95         8.75        12.38         4.00(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.10(a)      0.12         0.13         0.16         0.43(a)
Expenses after expense reductions (f)(h)                                 0.10(a)      0.10         0.10         0.10         0.10(a)
Net investment income                                                    2.37(a)      2.32         2.46         2.17         2.10(a)
Portfolio turnover                                                          2            2            0(u)         1            2
Net assets at end of period (000 Omitted)                             $45,545      $40,643      $32,927      $23,094      $12,252
----------------------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED                     YEARS ENDED 5/31
                                                                     11/30/06    ------------------------------------------------
CLASS R                                                             (UNAUDITED)      2006         2005         2004       2003(i)
Net asset value, beginning of period                                   $12.70       $12.16       $11.41       $10.33        $9.62
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.12        $0.23        $0.23        $0.17        $0.06
  Net realized and unrealized gain (loss) on investments                 0.89         0.66         0.72         1.04         0.65
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.01        $0.89        $0.95        $1.21        $0.71
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $--       $(0.30)      $(0.20)      $(0.13)         $--
  From net realized gain on investments                                    --        (0.05)       (0.00)(w)       --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--       $(0.35)      $(0.20)      $(0.13)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.71       $12.70       $12.16       $11.41       $10.33
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                     7.95(n)      7.33         8.30        11.78         7.38(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.60(a)      0.62         0.63         0.66         0.93(a)
Expenses after expense reductions (f)(h)                                 0.60(a)      0.60         0.60         0.60         0.60(a)
Net investment income                                                    1.87(a)      1.82         1.94         1.53         1.57(a)
Portfolio turnover                                                          2            2            0(u)         1            2
Net assets at end of period (000 Omitted)                             $60,242      $57,067      $47,477      $26,172       $1,338
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MODERATE ALLOCATION FUND - CONTINUED

                                                              CLASS R1                                 CLASS R2
                                                 -----------------------------------     ------------------------------------
                                                   SIX MONTHS                                 SIX MONTHS
                                                      ENDED        YEARS ENDED 5/31              ENDED        YEARS ENDED 5/31
                                                    11/30/06     ---------------------         11/30/06     --------------------
                                                   (UNAUDITED)      2006       2005(i)        (UNAUDITED)     2006       2005(i)
Net asset value, beginning of period                  $12.54       $12.09       $12.03          $12.73       $12.10       $12.03
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.08        $0.14        $0.01           $0.11        $0.16        $0.02
  Net realized and unrealized gain (loss) on
  investments                                           0.87         0.68         0.05            0.88         0.70         0.05
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.95        $0.82        $0.06           $0.99        $0.86        $0.07
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--       $(0.32)         $--             $--       $(0.18)         $--
  From net realized gain on investments                   --        (0.05)          --              --        (0.05)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $--       $(0.37)         $--             $--       $(0.23)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $13.49       $12.54       $12.09          $13.72       $12.73       $12.10
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                    7.58(n)      6.84         0.50(n)         7.78(n)      7.15         0.58(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)               1.30(a)      1.32         1.33(a)         1.00(a)      1.02         1.03(a)
Expenses after expense reductions (f)(h)                1.20(a)      1.20         1.30(a)         0.85(a)      0.88         1.00(a)
Net investment income                                   1.27(a)      1.18         0.57(a)         1.61(a)      1.34         0.88(a)
Portfolio turnover                                         2            2            0(u)            2            2            0(u)
Net assets at end of period (000 Omitted)             $8,995       $4,640          $52          $6,567       $1,999          $50
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                                    ENDED              YEARS ENDED 5/31
                                                                                  11/30/06     ----------------------------------
CLASS R3                                                                         (UNAUDITED)      2006         2005       2004(i)
Net asset value, beginning of period                                                $12.64       $12.11       $11.39       $10.93
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                          $0.11        $0.19        $0.20        $0.04
  Net realized and unrealized gain (loss) on investments                              0.88         0.69         0.72         0.56
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                     $0.99        $0.88        $0.92        $0.60
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                           $--       $(0.30)      $(0.20)      $(0.14)
  From net realized gain on investments                                                 --        (0.05)       (0.00)(w)       --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $--       $(0.35)      $(0.20)      $(0.14)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $13.63       $12.64       $12.11       $11.39
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                  7.83(n)      7.28         8.03         5.52(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                             0.85(a)      0.87         0.88         0.92(a)
Expenses after expense reductions (f)(h)                                              0.75(a)      0.77         0.85         0.86(a)
Net investment income                                                                 1.72(a)      1.59         1.68         0.94(a)
Portfolio turnover                                                                       2            2            0(u)         1
Net assets at end of period (000 Omitted)                                          $32,329      $18,161       $2,763       $1,082
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MODERATE ALLOCATION FUND - CONTINUED

                                                               CLASS R4                                 CLASS R5
                                                 ------------------------------------     --------------------------------------
                                                    SIX MONTHS                                SIX MONTHS
                                                       ENDED        YEARS ENDED 5/31            ENDED        YEARS ENDED 5/31
                                                     11/30/06     --------------------         11/30/06    ----------------------
                                                    (UNAUDITED)      2006       2005(i)       (UNAUDITED)      2006       2005(i)
Net asset value, beginning of period                   $12.73       $12.20       $12.12          $12.75       $12.21       $12.12
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.13        $0.22        $0.03           $0.15        $0.23        $0.03
  Net realized and unrealized gain (loss) on
  investments                                            0.88         0.70         0.05            0.89         0.71         0.06
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.01        $0.92        $0.08           $1.04        $0.94        $0.09
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                              $--       $(0.34)         $--             $--       $(0.35)         $--
  From net realized gain on investments                    --        (0.05)          --              --        (0.05)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $--       $(0.39)         $--             $--       $(0.40)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $13.74       $12.73       $12.20          $13.79       $12.75       $12.21
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                     7.93(n)      7.59         0.66(n)         8.16(n)      7.76         0.74(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                0.50(a)      0.52         0.53(a)         0.20(a)      0.22         0.23(a)
Expenses after expense reductions (f)(h)                 0.50(a)      0.50         0.50(a)         0.20(a)      0.20         0.20(a)
Net investment income                                    1.96(a)      1.78         1.37(a)         2.26(a)      1.99         1.67(a)
Portfolio turnover                                          2            2            0(u)            2            2            0(u)
Net assets at end of period (000 Omitted)             $55,684      $27,954          $50         $36,761      $28,253          $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MODERATE ALLOCATION FUND - CONTINUED

                                                                    SIX MONTHS
                                                                       ENDED                     YEARS ENDED 5/31
                                                                     11/30/06     -----------------------------------------------
CLASS 529A                                                          (UNAUDITED)      2006         2005         2004       2003(i)
Net asset value, beginning of period                                   $12.71       $12.16       $11.42       $10.33        $9.54
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.11        $0.22        $0.22        $0.17        $0.12
  Net realized and unrealized gain (loss) on investments                 0.89         0.66         0.71         1.04         0.67
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.00        $0.88        $0.93        $1.21        $0.79
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $--       $(0.28)      $(0.19)      $(0.12)         $--
  From net realized gain on investments                                    --        (0.05)       (0.00)(w)       --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--       $(0.33)      $(0.19)      $(0.12)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.71       $12.71       $12.16       $11.42       $10.33
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                  7.87(n)      7.32         8.08        11.71         8.28(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.70(a)      0.72         0.73         0.76         1.03(a)
Expenses after expense reductions (f)(h)                                 0.70(a)      0.70         0.70         0.70         0.70(a)
Net investment income                                                    1.77(a)      1.72         1.82         1.53         1.52(a)
Portfolio turnover                                                          2            2            0(u)         1            2
Net assets at end of period (000 Omitted)                             $33,182      $29,414      $23,623      $13,766       $4,416
----------------------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED                      YEARS ENDED 5/31
                                                                     11/30/06     -----------------------------------------------
CLASS 529B                                                          (UNAUDITED)      2006         2005         2004       2003(i)
Net asset value, beginning of period                                   $12.56       $12.04       $11.33       $10.28        $9.54
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.07        $0.13        $0.14        $0.10        $0.07
  Net realized and unrealized gain (loss) on investments                 0.87         0.66         0.70         1.03         0.67
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.94        $0.79        $0.84        $1.13        $0.74
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $--       $(0.22)      $(0.13)      $(0.08)         $--
  From net realized gain on investments                                    --        (0.05)       (0.00)(w)       --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--       $(0.27)      $(0.13)      $(0.08)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.50       $12.56       $12.04       $11.33       $10.28
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                  7.48(n)      6.63         7.42        10.99         7.76(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                1.35(a)      1.37         1.38         1.42         1.68(a)
Expenses after expense reductions (f)(h)                                 1.35(a)      1.35         1.35         1.36         1.35(a)
Net investment income                                                    1.11(a)      1.07         1.18         0.86         0.86(a)
Portfolio turnover                                                          2            2            0(u)         1            2
Net assets at end of period (000 Omitted)                             $19,689      $16,274      $10,673       $5,481       $1,427

----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MODERATE ALLOCATION FUND - CONTINUED

                                                                    SIX MONTHS
                                                                       ENDED                     YEARS ENDED 5/31
                                                                     11/30/06     -----------------------------------------------
CLASS 529C                                                          (UNAUDITED)      2006         2005         2004       2003(i)
Net asset value, beginning of period                                   $12.58       $12.05       $11.33       $10.29        $9.54
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.07        $0.13        $0.14        $0.10        $0.06
  Net realized and unrealized gain (loss) on investments                 0.88         0.67         0.70         1.03         0.69
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.95        $0.80        $0.84        $1.13        $0.75
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $--       $(0.22)      $(0.12)      $(0.09)         $--
  From net realized gain on investments                                    --        (0.05)       (0.00)(w)       --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--       $(0.27)      $(0.12)      $(0.09)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.53       $12.58       $12.05       $11.33       $10.29
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                  7.55(n)      6.63         7.42        10.94         7.86(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                1.35(a)      1.37         1.38         1.42         1.68(a)
Expenses after expense reductions (f)(h)                                 1.35(a)      1.35         1.35         1.36         1.35(a)
Net investment income                                                    1.12(a)      1.07         1.19         0.87         0.84(a)
Portfolio turnover                                                          2            2            0(u)         1            2
Net assets at end of period (000 Omitted)                             $15,084      $13,978      $10,547       $6,922       $2,057
----------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and e xpenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(u) Portfolio turnover is less than 1%.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                  SIX MONTHS
                                                                     ENDED                      YEARS ENDED 5/31
                                                                   11/30/06     -------------------------------------------------
CLASS A                                                           (UNAUDITED)      2006          2005          2004       2003(c)
Net asset value, beginning of period                                $13.88        $12.87        $11.94        $10.17       $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                          $0.07         $0.16         $0.22         $0.12        $0.08
  Net realized and unrealized gain (loss) on investments              1.16          1.27          0.91          1.73         0.09
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     $1.23         $1.43         $1.13         $1.85        $0.17
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                           $--        $(0.32)       $(0.20)       $(0.08)         $--
  From net realized gain on investments                                 --         (0.10)        (0.00)(w)        --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $--        $(0.42)       $(0.20)       $(0.08)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $15.11        $13.88        $12.87        $11.94       $10.17
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                               8.86(n)      11.13          9.41         18.21         1.70(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                             0.46(a)       0.49          0.49          0.53         0.86(a)
Expenses after expense reductions (f)(h)                              0.45(a)       0.45          0.45          0.45         0.45(a)
Net investment income                                                 1.03(a)       1.17          1.79          1.07         1.00(a)
Portfolio turnover                                                       1             0(u)          0(u)          0(u)         1
Net assets at end of period (000 Omitted)                       $1,007,183      $880,411      $645,029      $379,702      $85,484
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND - CONTINUED

                                                                  SIX MONTHS
                                                                    ENDED                      YEARS ENDED 5/31
                                                                   11/30/06    --------------------------------------------------
CLASS B                                                          (UNAUDITED)       2006          2005          2004       2003(c)
Net asset value, beginning of period                                $13.70        $12.72        $11.82        $10.11       $10.00
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                          $0.03         $0.07         $0.14         $0.05        $0.03
  Net realized and unrealized gain (loss) on investments              1.14          1.25          0.89          1.70         0.08
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     $1.17         $1.32         $1.03         $1.75        $0.11
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                           $--        $(0.24)       $(0.13)       $(0.04)         $--
  From net realized gain on investments                                 --         (0.10)        (0.00)(w)        --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $--        $(0.34)       $(0.13)       $(0.04)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $14.87        $13.70        $12.72        $11.82       $10.11
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                               8.54(n)      10.40          8.73         17.35         1.10(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                             1.11(a)       1.14          1.14          1.18         1.51(a)
Expenses after expense reductions (f)(h)                              1.10(a)       1.10          1.10          1.10         1.10(a)
Net investment income                                                 0.38(a)       0.51          1.15          0.43         0.34(a)
Portfolio turnover                                                       1             0(u)          0(u)          0(u)         1
Net assets at end of period (000 Omitted)                         $646,083      $594,867      $461,019      $291,778      $71,154
----------------------------------------------------------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                   ENDED                      YEARS ENDED 5/31
                                                                  11/30/06    -------------------------------------------------
CLASS C                                                          (UNAUDITED)       2006          2005          2004      2003(c)
Net asset value, beginning of period                                $13.69        $12.71        $11.81        $10.11       $10.00
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                          $0.03         $0.07         $0.14         $0.05        $0.03
  Net realized and unrealized gain (loss) on investments              1.13          1.25          0.89          1.70         0.08
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     $1.16         $1.32         $1.03         $1.75        $0.11
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                           $--        $(0.24)       $(0.13)       $(0.05)         $--
  From net realized gain on investments                                 --         (0.10)        (0.00)(w)        --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $--        $(0.34)       $(0.13)       $(0.05)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $14.85        $13.69        $12.71        $11.81       $10.11
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                               8.47(n)      10.44          8.72         17.32         1.10(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                             1.11(a)       1.14          1.14          1.18         1.51(a)
Expenses after expense reductions (f)(h)                              1.10(a)       1.10          1.10          1.10         1.10(a)
Net investment income                                                 0.38(a)       0.51          1.13          0.43         0.33(a)
Portfolio turnover                                                       1             0(u)          0(u)          0(u)         1
Net assets at end of period (000 Omitted)                         $495,891      $448,003      $331,896      $209,448      $40,583
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND - CONTINUED

                                                                     SIX MONTHS
                                                                        ENDED                    YEARS ENDED 5/31
                                                                      11/30/06    -----------------------------------------------
CLASS I                                                              (UNAUDITED)     2006         2005         2004       2003(c)
Net asset value, beginning of period                                   $13.97       $12.94       $11.99       $10.20       $10.00
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.10        $0.21        $0.28        $0.17        $0.11
  Net realized and unrealized gain (loss) on investments                 1.16         1.28         0.90         1.72         0.09
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.26        $1.49        $1.18        $1.89        $0.20
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $--       $(0.36)      $(0.23)      $(0.10)         $--
  From net realized gain on investments                                    --        (0.10)       (0.00)(w)       --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--       $(0.46)      $(0.23)      $(0.10)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $15.23       $13.97       $12.94       $11.99       $10.20
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                     9.02(n)     11.56         9.81        18.56         2.00(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.11(a)      0.14         0.14         0.18         0.51(a)
Expenses after expense reductions (f)(h)                                 0.10(a)      0.10         0.10         0.10         0.10(a)
Net investment income                                                    1.38(a)      1.52         2.22         1.46         1.34(a)
Portfolio turnover                                                          1            0(u)         0(u)         0(u)         1
Net assets at end of period (000 Omitted)                             $61,262      $53,465      $40,853      $24,930      $11,078
----------------------------------------------------------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                        ENDED                    YEARS ENDED 5/31
                                                                      11/30/06    -----------------------------------------------
CLASS R                                                              (UNAUDITED)     2006         2005         2004       2003(i)
Net asset value, beginning of period                                   $13.85       $12.85       $11.93       $10.18        $9.32
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.06        $0.14        $0.20        $0.10        $0.02
  Net realized and unrealized gain (loss) on investments                 1.15         1.26         0.91         1.73         0.84
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.21        $1.40        $1.11        $1.83        $0.86
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $--       $(0.30)      $(0.19)      $(0.08)         $--
  From net realized gain on investments                                    --        (0.10)       (0.00)(w)       --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--       $(0.40)      $(0.19)      $(0.08)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $15.06       $13.85       $12.85       $11.93       $10.18
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                     8.74(n)     10.94         9.28        18.01         9.23(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.61(a)      0.64         0.64         0.68         1.01(a)
Expenses after expense reductions (f)(h)                                 0.60(a)      0.60         0.60         0.60         0.60(a)
Net investment income                                                    0.88(a)      1.01         1.62         0.88         0.72(a)
Portfolio turnover                                                          1            0(u)         0(u)         0(u)         1
Net assets at end of period (000 Omitted)                             $63,163      $59,768      $48,045      $19,172       $1,193
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND - CONTINUED
                                                               CLASS R1                                 CLASS R2
                                                 ------------------------------------     ------------------------------------
                                                     SIX MONTHS                               SIX MONTHS
                                                        ENDED       YEARS ENDED 5/31             ENDED       YEARS ENDED 5/31
                                                      11/30/06    ---------------------         11/30/06    ---------------------
                                                     (UNAUDITED)     2006       2005(i)       (UNAUDITED)      2006       2005(i)
Net asset value, beginning of period                   $13.59       $12.71       $12.70          $13.63       $12.72       $12.70
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.02        $0.06       $(0.00)(w)       $0.04        $0.07        $0.00(w)
  Net realized and unrealized gain (loss) on
  investments                                            1.12         1.25         0.01            1.14         1.28         0.02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.14        $1.31        $0.01           $1.18        $1.35        $0.02
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                              $--       $(0.33)         $--             $--       $(0.34)         $--
  From net realized gain on investments                    --        (0.10)          --              --        (0.10)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $--       $(0.43)         $--             $--       $(0.44)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.73       $13.59       $12.71          $14.81       $13.63       $12.72
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                     8.39(n)     10.37         0.08(n)         8.66(n)     10.65         0.16(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                1.30(a)      1.34         1.34(a)         1.01(a)      1.04         1.05(a)
Expenses after expense reductions (f)(h)                 1.20(a)      1.20         1.30(a)         0.85(a)      0.85         1.01(a)
Net investment income (loss)                             0.27(a)      0.47        (0.18)(a)        0.62(a)      0.56         0.11(a)
Portfolio turnover                                          1            0(u)         0(u)            1            0(u)         0(u)
Net assets at end of period (000 Omitted)              $9,985       $5,164          $50         $11,578       $6,650          $50
---------------------------------------------------------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                    ENDED             YEARS ENDED 5/31
                                                                                  11/30/06    -----------------------------------
CLASS R3                                                                         (UNAUDITED)      2006         2005       2004(i)
Net asset value, beginning of period                                                $13.73       $12.76       $11.90       $11.15
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                          $0.05        $0.10        $0.16        $0.05
  Net realized and unrealized gain (loss) on investments                              1.14         1.28         0.90         0.79
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                     $1.19        $1.38        $1.06        $0.84
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                           $--       $(0.31)      $(0.20)      $(0.09)
  From net realized gain on investments                                                 --        (0.10)       (0.00)(w)       --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $--       $(0.41)      $(0.20)      $(0.09)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.92       $13.73       $12.76       $11.90
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                  8.67(n)     10.81         8.91         7.52(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                             0.86(a)      0.89         0.89         0.91(a)
Expenses after expense reductions (f)(h)                                              0.75(a)      0.77         0.85         0.83(a)
Net investment income                                                                 0.73(a)      0.76         1.35         0.78(a)
Portfolio turnover                                                                       1            0(u)         0(u)         0(u)
Net assets at end of period (000 Omitted)                                          $35,662      $20,059       $2,963           $6
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND - CONTINUED

                                                               CLASS R4                                 CLASS R5
                                                 ------------------------------------     ------------------------------------
                                                    SIX MONTHS                                SIX MONTHS
                                                       ENDED       YEARS ENDED 5/31             ENDED         YEARS ENDED 5/31
                                                     11/30/06    ---------------------          11/30/06    ---------------------
                                                    (UNAUDITED)      2006       2005(i)       (UNAUDITED)     2006        2005(i)
Net asset value, beginning of period                   $13.84       $12.87       $12.84          $13.89       $12.88       $12.84
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.07        $0.12        $0.01           $0.09        $0.14        $0.02
  Net realized and unrealized gain (loss) on
  investments                                            1.15         1.30         0.02            1.15         1.33         0.02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.22        $1.42        $0.03           $1.24        $1.47        $0.04
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                              $--       $(0.35)         $--             $--       $(0.36)         $--
  From net realized gain on investments                    --        (0.10)          --              --        (0.10)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $--       $(0.45)         $--             $--       $(0.46)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $15.06       $13.84       $12.87          $15.13       $13.89       $12.88
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                     8.82(n)     11.04         0.23(n)         8.93(n)     11.45         0.31(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                0.51(a)      0.54         0.54(a)         0.21(a)      0.24         0.25(a)
Expenses after expense reductions (f)(h)                 0.50(a)      0.50         0.50(a)         0.20(a)      0.20         0.21(a)
Net investment income                                    0.95(a)      0.94         0.60(a)         1.28(a)      1.06         0.91(a)
Portfolio turnover                                          1            0(u)         0(u)            1            0(u)         0(u)
Net assets at end of period (000 Omitted)             $47,086      $12,724          $50         $39,802      $32,963          $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND - CONTINUED

                                                                    SIX MONTHS
                                                                       ENDED                     YEARS ENDED 5/31
                                                                     11/30/06     -----------------------------------------------
CLASS 529A                                                          (UNAUDITED)      2006         2005         2004       2003(i)
Net asset value, beginning of period                                   $13.81       $12.82       $11.90       $10.16        $9.33
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.05        $0.13        $0.18        $0.09        $0.06
  Net realized and unrealized gain (loss) on investments                 1.16         1.25         0.91         1.72         0.77
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.21        $1.38        $1.09        $1.81        $0.83
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $--       $(0.29)      $(0.17)      $(0.07)         $--
  From net realized gain on investments                                    --        (0.10)       (0.00)(w)       --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--       $(0.39)      $(0.17)      $(0.07)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $15.02       $13.81       $12.82       $11.90       $10.16
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                  8.76(n)     10.80         9.17        17.79         8.90(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.71(a)      0.74         0.74         0.78         1.11(a)
Expenses after expense reductions (f)(h)                                 0.70(a)      0.70         0.70         0.70         0.70(a)
Net investment income                                                    0.78(a)      0.91         1.48         0.81         0.74(a)
Portfolio turnover                                                          1            0(u)         0(u)         0(u)         1
Net assets at end of period (000 Omitted)                             $42,067      $36,241      $26,537      $13,802       $3,510
----------------------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED                     YEARS ENDED 5/31
                                                                     11/30/06     -----------------------------------------------
CLASS 529B                                                          (UNAUDITED)      2006         2005         2004       2003(i)
Net asset value, beginning of period                                   $13.62       $12.65       $11.77       $10.07        $9.31
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.01        $0.04        $0.11        $0.02        $0.01
  Net realized and unrealized gain (loss) on investments                 1.13         1.24         0.88         1.70         0.75
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.14        $1.28        $0.99        $1.72        $0.76
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $--       $(0.21)      $(0.11)      $(0.02)         $--
  From net realized gain on investments                                    --        (0.10)       (0.00)(w)       --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--       $(0.31)      $(0.11)      $(0.02)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $14.76       $13.62       $12.65       $11.77       $10.07
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                  8.37(n)     10.15         8.39        17.12         8.16(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                1.36(a)      1.39         1.39         1.43         1.76(a)
Expenses after expense reductions (f)(h)                                 1.35(a)      1.35         1.35         1.35         1.35(a)
Net investment income                                                    0.13(a)      0.26         0.90         0.18         0.09(a)
Portfolio turnover                                                          1            0(u)         0(u)         0(u)         1
Net assets at end of period (000 Omitted)                             $29,461      $25,755      $19,855      $12,858       $3,623
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND - CONTINUED

                                                                     SIX MONTHS
                                                                        ENDED                    YEARS ENDED 5/31
                                                                      11/30/06    -----------------------------------------------
CLASS 529C                                                           (UNAUDITED)     2006         2005         2004       2003(i)
Net asset value, beginning of period                                   $13.62       $12.65       $11.76       $10.08        $9.31
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.01        $0.04        $0.11        $0.02        $0.00(w)
  Net realized and unrealized gain (loss) on investments                 1.12         1.25         0.89         1.70         0.77
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $1.13        $1.29        $1.00        $1.72        $0.77
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $--       $(0.22)      $(0.11)      $(0.04)         $--
  From net realized gain on investments                                    --        (0.10)       (0.00)(w)       --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--       $(0.32)      $(0.11)      $(0.04)         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $14.75       $13.62       $12.65       $11.76       $10.08
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                  8.30(n)     10.20         8.48        17.05         8.27(n)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                1.36(a)      1.39         1.39         1.43         1.76(a)
Expenses after expense reductions (f)(h)                                 1.35(a)      1.35         1.35         1.35         1.35(a)
Net investment income                                                    0.13(a)      0.26         0.91         0.14         0.06(a)
Portfolio turnover                                                          1            0(u)         0(u)         0(u)         1
Net assets at end of period (000 Omitted)                             $17,248      $14,713      $10,688       $7,318       $1,760
----------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and e xpenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(u) Portfolio turnover is less than 1%.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                 SIX MONTHS
                                                                   ENDED                      YEARS ENDED 5/31
                                                                  11/30/06    --------------------------------------------------
CLASS A                                                         (UNAUDITED)       2006          2005          2004       2003(c)
Net asset value, beginning of period                               $14.44        $13.07        $12.12         $9.87       $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                 $(0.01)        $0.00(w)      $0.13        $(0.01)      $(0.02)
  Net realized and unrealized gain (loss) on investments             1.34          1.69          0.96          2.26        (0.11)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $1.33         $1.69         $1.09         $2.25       $(0.13)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $--        $(0.19)       $(0.14)          $--          $--
  From net realized gain on investments                                --         (0.13)        (0.00)(w)        --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $--        $(0.32)       $(0.14)          $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $15.77        $14.44        $13.07        $12.12        $9.87
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                              9.21(n)      12.94          8.98         22.80        (1.30)(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            0.47(a)       0.51          0.54          0.55         1.09(a)
Expenses after expense reductions (f)(h)                             0.45(a)       0.45          0.45          0.45         0.45(a)
Net investment income (loss)                                        (0.15)(a)      0.02          1.06         (0.07)       (0.24)(a)
Portfolio turnover                                                      2             1             1             0(u)         9
Net assets at end of period (000 Omitted)                        $448,156      $396,481      $293,814      $172,787      $43,541
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND - CONTINUED

                                                                 SIX MONTHS
                                                                   ENDED                      YEARS ENDED 5/31
                                                                  11/30/06    --------------------------------------------------
CLASS B                                                         (UNAUDITED)       2006          2005          2004       2003(c)
Net asset value, beginning of period                               $14.25        $12.92        $12.01         $9.84       $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                 $(0.06)       $(0.09)        $0.05        $(0.08)      $(0.07)
  Net realized and unrealized gain (loss) on investments             1.32          1.67          0.94          2.25        (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $1.26         $1.58         $0.99         $2.17       $(0.16)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $--        $(0.12)       $(0.08)          $--          $--
  From net realized gain on investments                                --         (0.13)        (0.00)(w)        --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $--        $(0.25)       $(0.08)          $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $15.51        $14.25        $12.92        $12.01        $9.84
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                              8.84(n)      12.21          8.20         22.05        (1.60)(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            1.12(a)       1.16          1.19          1.20         1.74(a)
Expenses after expense reductions (f)(h)                             1.10(a)       1.10          1.10          1.10         1.10(a)
Net investment income (loss)                                        (0.80)(a)     (0.65)         0.42         (0.71)       (0.90)(a)
Portfolio turnover                                                      2             1             1             0(u)         9
Net assets at end of period (000 Omitted)                        $240,970      $220,003      $159,948      $103,720      $26,215
---------------------------------------------------------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                    ENDED                      YEARS ENDED 5/31
                                                                   11/30/06    -------------------------------------------------
CLASS C                                                          (UNAUDITED)       2006          2005         2004       2003(c)
Net asset value, beginning of period                                $14.24        $12.91        $11.99        $9.83       $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                  $(0.06)       $(0.09)        $0.05       $(0.08)      $(0.07)
  Net realized and unrealized gain (loss) on investments              1.32          1.67          0.94         2.24        (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     $1.26         $1.58         $0.99        $2.16       $(0.17)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                           $--        $(0.12)       $(0.07)         $--          $--
  From net realized gain on investments                                 --         (0.13)        (0.00)(w)       --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $--        $(0.25)       $(0.07)         $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $15.50        $14.24        $12.91       $11.99        $9.83
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                               8.85(n)      12.20          8.25        21.97        (1.70)(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                             1.12(a)       1.16          1.19         1.20         1.74(a)
Expenses after expense reductions (f)(h)                              1.10(a)       1.10          1.10         1.10         1.10(a)
Net investment income (loss)                                         (0.80)(a)     (0.65)         0.42        (0.71)       (0.91)(a)
Portfolio turnover                                                       2             1             1            0(u)         9
Net assets at end of period (000 Omitted)                         $186,492      $162,999      $121,631      $87,253      $17,460
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND - CONTINUED
                                                                    SIX MONTHS
                                                                       ENDED                     YEARS ENDED 5/31
                                                                     11/30/06    -----------------------------------------------
CLASS I                                                             (UNAUDITED)     2006         2005         2004       2003(c)
Net asset value, beginning of period                                  $14.57       $13.19       $12.22        $9.91       $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.01        $0.05        $0.19        $0.03        $0.01
  Net realized and unrealized gain (loss) on investments                1.36         1.70         0.95         2.28        (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.37        $1.75        $1.14        $2.31       $(0.09)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $--       $(0.24)      $(0.17)         $--          $--
  From net realized gain on investments                                   --        (0.13)       (0.00)(w)       --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $--       $(0.37)      $(0.17)         $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.94       $14.57       $13.19       $12.22        $9.91
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                    9.40(n)     13.27         9.34        23.31        (0.90)(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.12(a)      0.16         0.19         0.20         0.74(a)
Expenses after expense reductions (f)(h)                                0.10(a)      0.10         0.10         0.10         0.10(a)
Net investment income                                                   0.19(a)      0.34         1.48         0.28         0.12(a)
Portfolio turnover                                                         2            1            1            0(u)         9
Net assets at end of period (000 Omitted)                            $55,795      $49,636      $37,069      $23,649       $6,058
---------------------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED                    YEARS ENDED 5/31
                                                                     11/30/06    -----------------------------------------------
CLASS R                                                             (UNAUDITED)     2006         2005         2004       2003(i)
Net asset value, beginning of period                                  $14.39       $13.04       $12.11        $9.86        $8.92
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                    $(0.02)      $(0.02)       $0.12       $(0.03)      $(0.02)
  Net realized and unrealized gain (loss) on investments                1.33         1.68         0.95         2.28         0.96
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.31        $1.66        $1.07        $2.25        $0.94
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $--       $(0.18)      $(0.14)         $--          $--
  From net realized gain on investments                                   --        (0.13)       (0.00)(w)       --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $--       $(0.31)      $(0.14)         $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.70       $14.39       $13.04       $12.11        $9.86
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                    9.10(n)     12.71         8.82        22.82        10.54(n)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.62(a)      0.66         0.69         0.70         1.24(a)
Expenses after expense reductions (f)(h)                                0.60(a)      0.60         0.60         0.60         0.60(a)
Net investment income (loss)                                           (0.30)(a)    (0.15)        0.96        (0.27)       (0.55)(a)
Portfolio turnover                                                         2            1            1            0(u)         9
Net assets at end of period (000 Omitted)                            $30,959      $31,286      $23,713       $6,704         $741
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND - CONTINUED

                                                              CLASS R1                                 CLASS R2
                                                  ----------------------------------     ------------------------------------
                                                    SIX MONTHS                               SIX MONTHS
                                                       ENDED       YEARS ENDED 5/31            ENDED         YEARS ENDED 5/31
                                                     11/30/06    ---------------------         11/30/06     --------------------
                                                    (UNAUDITED)     2006       2005(i)       (UNAUDITED)      2006       2005(i)
Net asset value, beginning of period                  $14.15       $12.92       $12.93          $14.21       $12.93       $12.93
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                             $(0.07)      $(0.11)      $(0.03)         $(0.04)      $(0.08)      $(0.02)
  Net realized and unrealized gain (loss) on
  investments                                           1.32         1.66         0.02            1.31         1.68         0.02
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.25        $1.55       $(0.01)          $1.27        $1.60          $--
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--       $(0.19)         $--             $--       $(0.19)         $--
  From net realized gain on investments                   --        (0.13)          --              --        (0.13)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $--       $(0.32)         $--             $--       $(0.32)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $15.40       $14.15       $12.92          $15.48       $14.21       $12.93
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                    8.83(n)     12.03        (0.08)(n)        8.94(n)     12.42         0.00(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)               1.32(a)      1.36         1.39(a)         1.02(a)      1.06         1.09(a)
Expenses after expense reductions (f)(h)                1.20(a)      1.21         1.30(a)         0.85(a)      0.86         1.00(a)
Net investment loss                                    (0.91)(a)    (0.79)       (1.29)(a)       (0.57)(a)    (0.59)       (1.00)(a)
Portfolio turnover                                         2            1            1               2            1            1
Net assets at end of period (000 Omitted)             $7,315       $4,093          $50          $3,800       $1,579          $50
--------------------------------------------------------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                    ENDED             YEARS ENDED 5/31
                                                                                  11/30/06    ----------------------------------
CLASS R3                                                                         (UNAUDITED)     2006         2005       2004(i)
Net asset value, beginning of period                                               $14.29       $12.98       $12.09       $11.13
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                 $(0.03)      $(0.05)       $0.03       $(0.02)
  Net realized and unrealized gain (loss) on investments                             1.32         1.67         1.00         0.98
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $1.29        $1.62        $1.03        $0.96
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                          $--       $(0.18)      $(0.14)         $--
  From net realized gain on investments                                                --        (0.13)       (0.00)(w)       --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                          $--       $(0.31)      $(0.14)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.58       $14.29       $12.98       $12.09
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                 9.03(n)     12.52         8.54         8.63(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                            0.87(a)      0.91         0.94         0.93(a)
Expenses after expense reductions (f)(h)                                             0.75(a)      0.77         0.85         0.83(a)
Net investment income (loss)                                                        (0.46)(a)    (0.38)        0.31        (0.33)(a)
Portfolio turnover                                                                      2            1            1            0(u)
Net assets at end of period (000 Omitted)                                         $19,915      $11,483       $1,978           $5
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND - CONTINUED

                                                              CLASS R4                                 CLASS R5
                                                ------------------------------------     ------------------------------------
                                                    SIX MONTHS                               SIX MONTHS
                                                       ENDED       YEARS ENDED 5/31            ENDED         YEARS ENDED 5/31
                                                     11/30/06    ---------------------        11/30/06     ---------------------
                                                    (UNAUDITED)     2006       2005(i)       (UNAUDITED)      2006       2005(i)
Net asset value, beginning of period                  $14.39       $13.07       $13.06          $14.43       $13.07       $13.06
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                    $(0.02)      $(0.02)      $(0.01)          $0.01       $(0.01)      $(0.00)(w)
  Net realized and unrealized gain (loss) on
  investments                                           1.35         1.69         0.02            1.34         1.74         0.01
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.33        $1.67        $0.01           $1.35        $1.73        $0.01
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--       $(0.22)         $--             $--       $(0.24)         $--
  From net realized gain on investments                   --        (0.13)          --              --        (0.13)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $--       $(0.35)         $--             $--       $(0.37)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $15.72       $14.39       $13.07          $15.78       $14.43       $13.07
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                    9.24(n)     12.82         0.08(n)         9.36(n)     13.23         0.08(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)               0.52(a)      0.56         0.59(a)         0.22(a)      0.26         0.29(a)
Expenses after expense reductions (f)(h)                0.50(a)      0.50         0.50(a)         0.20(a)      0.20         0.20(a)
Net investment income (loss)                           (0.23)(a)    (0.15)       (0.50)(a)        0.10(a)     (0.07)       (0.19)(a)
Portfolio turnover                                         2            1            1               2            1            1
Net assets at end of period (000 Omitted)            $23,576       $7,251          $50         $70,938      $67,013          $50
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND - CONTINUED

                                                                    SIX MONTHS
                                                                       ENDED                    YEARS ENDED 5/31
                                                                     11/30/06    -----------------------------------------------
CLASS 529A                                                          (UNAUDITED)     2006         2005         2004       2003(i)
Net asset value, beginning of period                                  $14.38       $13.03       $12.10        $9.87        $9.13
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                    $(0.03)      $(0.04)       $0.09       $(0.04)      $(0.04)
  Net realized and unrealized gain (loss) on investments                1.33         1.69         0.96         2.27         0.78
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.30        $1.65        $1.05        $2.23        $0.74
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $--       $(0.17)      $(0.12)         $--          $--
  From net realized gain on investments                                   --        (0.13)       (0.00)(w)       --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $--       $(0.30)      $(0.12)         $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.68       $14.38       $13.03       $12.10        $9.87
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                 9.04(n)     12.66         8.66        22.59         8.11(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.72(a)      0.76         0.79         0.80         1.34(a)
Expenses after expense reductions (f)(h)                                0.70(a)      0.70         0.70         0.70         0.70(a)
Net investment income (loss)                                           (0.40)(a)    (0.25)        0.75        (0.33)       (0.50)(a)
Portfolio turnover                                                         2            1            1            0(u)         9
Net assets at end of period (000 Omitted)                            $36,434      $31,747      $22,247      $10,690       $2,552
---------------------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED                    YEARS ENDED 5/31
                                                                     11/30/06    -----------------------------------------------
CLASS 529B                                                          (UNAUDITED)     2006         2005         2004       2003(i)
Net asset value, beginning of period                                  $14.12       $12.82       $11.92        $9.79        $9.13
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                    $(0.07)      $(0.12)       $0.02       $(0.11)      $(0.08)
  Net realized and unrealized gain (loss) on investments                1.30         1.64         0.93         2.24         0.74
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.23        $1.52        $0.95        $2.13        $0.66
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $--       $(0.09)      $(0.05)         $--          $--
  From net realized gain on investments                                   --        (0.13)       (0.00)(w)       --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $--       $(0.22)      $(0.05)         $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.35       $14.12       $12.82       $11.92        $9.79
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                 8.71(n)     11.82         7.98        21.76         7.23(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               1.37(a)      1.41         1.44         1.45         1.99(a)
Expenses after expense reductions (f)(h)                                1.35(a)      1.35         1.35         1.35         1.35(a)
Net investment income (loss)                                           (1.05)(a)    (0.89)        0.18        (0.96)       (1.16)(a)
Portfolio turnover                                                         2            1            1            0(u)         9
Net assets at end of period (000 Omitted)                            $24,144      $22,559      $17,698      $12,133       $2,858
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND - CONTINUED

                                                                    SIX MONTHS
                                                                       ENDED                    YEARS ENDED 5/31
                                                                     11/30/06    -----------------------------------------------
CLASS 529C                                                          (UNAUDITED)     2006         2005         2004       2003(i)
Net asset value, beginning of period                                  $14.13       $12.83       $11.94        $9.81        $9.13
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                    $(0.08)      $(0.13)       $0.02       $(0.11)      $(0.08)
  Net realized and unrealized gain (loss) on investments                1.31         1.66         0.93         2.24         0.76
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.23        $1.53        $0.95        $2.13        $0.68
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $--       $(0.10)      $(0.06)         $--          $--
  From net realized gain on investments                                   --        (0.13)       (0.00)(w)       --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $--       $(0.23)      $(0.06)         $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.36       $14.13       $12.83       $11.94        $9.81
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                 8.70(n)     11.94         7.95        21.71         7.45(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               1.37(a)      1.41         1.44         1.45         1.99(a)
Expenses after expense reductions (f)(h)                                1.35(a)      1.35         1.35         1.35         1.35(a)
Net investment income (loss)                                           (1.05)(a)    (0.90)        0.18        (0.97)       (1.18)(a)
Portfolio turnover                                                         2            1            1            0(u)         9
Net assets at end of period (000 Omitted)                             $9,657       $8,460       $5,221       $3,087         $807
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and e xpenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(u) Portfolio turnover is less than 1%.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the funds) are each a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income, international, and money market mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund's accounting policies, is outlined in the underlying fund's financial statements which are available upon request or by visiting mfs.com.

INVESTMENT VALUATIONS - Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, each fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each fund's financial statements.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and short-term capital gain distributions received from underlying funds.

The tax character of distributions declared to shareholders is as follows:

                                                                                                                      MFS AGGRESSIVE
                                                     MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                              5/31/06              5/31/06              5/31/06              5/31/06
Ordinary income (including any short-term
capital gains)                                            $13,056,366          $38,088,066          $39,047,262          $10,030,854
Long-term capital gain                                      1,610,783            7,241,965           13,462,509            7,768,258
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       $14,667,149          $45,330,031          $52,509,771          $17,799,112

                                                                                                                      MFS AGGRESSIVE
                                                     MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                              5/31/05              5/31/05              5/31/05              5/31/05
Ordinary income (including any short-term
capital gains)                                             $7,893,190          $19,390,963          $16,798,648           $4,256,262
Long-term capital gain                                         14,202               65,378              162,925              758,106
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        $7,907,392          $19,456,341          $16,961,573           $5,014,368

The federal tax cost and the tax basis
components of distributable earnings were as follows:

                                                                                                                      MFS AGGRESSIVE
                                                     MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
AS OF 11/30/06
Cost of investments                                      $614,266,908       $1,812,336,163       $2,059,509,448         $917,469,389
------------------------------------------------------------------------------------------------------------------------------------
Gross appreciation                                        $85,095,542         $339,271,953         $453,827,485         $241,341,034
Gross depreciation                                        (10,187,605)         (14,072,249)          (6,756,499)                  --
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                $74,907,937         $325,199,704         $447,070,986         $241,341,034

AS OF 5/31/06
Undistributed ordinary income                              $5,461,030          $10,920,927           $4,101,838             $764,601
Undistributed long-term capital gain                        6,604,393           22,573,598           33,867,566           14,294,619
Net unrealized appreciation (depreciation)                 41,991,721          190,791,592          259,723,870          144,404,013

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than May 30, 2008. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to each fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on each fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement.

The investment adviser has agreed in writing to pay a portion of each fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of each fund's average daily net assets. This written agreement will continue through September 30, 2007 unless changed or rescinded by each fund's Board of Trustees.

For the six months ended November 30, 2006, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations:

                                                                MFS AGGRESSIVE
     MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
      ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND

             $135,597            $27,895            $79,885           $106,075

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

                                                  CLASS A      CLASS 529A

      MFS Conservative Allocation Fund            $72,417          $9,808
      MFS Moderate Allocation Fund                263,245          19,471
      MFS Growth Allocation Fund                  366,270          29,176
      MFS Aggressive Growth Allocation Fund       128,275          26,982

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

DISTRIBUTION FEE PLAN TABLE:

                                                                                     CLASS A
                                              -------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                  DISTRIBUTION           SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                      FEE RATE          FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Conservative Allocation Fund                         0.10%             0.25%            0.35%            0.35%         $460,183
MFS Moderate Allocation Fund                             0.10%             0.25%            0.35%            0.35%        1,378,243
MFS Growth Allocation Fund                               0.10%             0.25%            0.35%            0.35%        1,608,406
MFS Aggressive Growth Allocation Fund                    0.10%             0.25%            0.35%            0.35%          716,281

                                                                                     CLASS B
                                              -------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                  DISTRIBUTION           SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                      FEE RATE          FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Conservative Allocation Fund                         0.75%             0.25%            1.00%            1.00%         $817,956
MFS Moderate Allocation Fund                             0.75%             0.25%            1.00%            1.00%        2,654,863
MFS Growth Allocation Fund                               0.75%             0.25%            1.00%            1.00%        3,044,464
MFS Aggressive Growth Allocation Fund                    0.75%             0.25%            1.00%            1.00%        1,117,777

                                                                                     CLASS C
                                              -------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                  DISTRIBUTION           SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                      FEE RATE          FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Conservative Allocation Fund                         0.75%             0.25%            1.00%            1.00%         $660,196
MFS Moderate Allocation Fund                             0.75%             0.25%            1.00%            1.00%        2,083,906
MFS Growth Allocation Fund                               0.75%             0.25%            1.00%            1.00%        2,310,600
MFS Aggressive Growth Allocation Fund                    0.75%             0.25%            1.00%            1.00%          847,142

                                                                                     CLASS R
                                              -------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                  DISTRIBUTION           SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                      FEE RATE          FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Conservative Allocation Fund                         0.25%             0.25%            0.50%            0.50%          $41,436
MFS Moderate Allocation Fund                             0.25%             0.25%            0.50%            0.50%          145,225
MFS Growth Allocation Fund                               0.25%             0.25%            0.50%            0.50%          149,754
MFS Aggressive Growth Allocation Fund                    0.25%             0.25%            0.50%            0.50%           77,690

                                                                                    CLASS R1
                                              -------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                  DISTRIBUTION           SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                      FEE RATE          FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Conservative Allocation Fund                         0.50%             0.25%            0.75%            0.75%           $6,543
MFS Moderate Allocation Fund                             0.50%             0.25%            0.75%            0.75%           23,329
MFS Growth Allocation Fund                               0.50%             0.25%            0.75%            0.75%           28,227
MFS Aggressive Growth Allocation Fund                    0.50%             0.25%            0.75%            0.75%           20,475

                                                                                    CLASS R2
                                              -------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                  DISTRIBUTION           SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                      FEE RATE          FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Conservative Allocation Fund                         0.25%             0.25%            0.50%            0.50%           $2,528
MFS Moderate Allocation Fund                             0.25%             0.25%            0.50%            0.50%           11,618
MFS Growth Allocation Fund                               0.25%             0.25%            0.50%            0.50%           22,532
MFS Aggressive Growth Allocation Fund                    0.25%             0.25%            0.50%            0.50%            6,530

                                                                                    CLASS R3
                                              -------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                  DISTRIBUTION           SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                      FEE RATE          FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Conservative Allocation Fund                         0.25%             0.25%            0.50%            0.50%          $15,880
MFS Moderate Allocation Fund                             0.25%             0.25%            0.50%            0.50%           61,766
MFS Growth Allocation Fund                               0.25%             0.25%            0.50%            0.50%           67,646
MFS Aggressive Growth Allocation Fund                    0.25%             0.25%            0.50%            0.50%           40,616

                                                                                    CLASS R4
                                              -------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                  DISTRIBUTION           SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                      FEE RATE          FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Conservative Allocation Fund                            --             0.25%            0.25%            0.25%           $5,572
MFS Moderate Allocation Fund                                --             0.25%            0.25%            0.25%           56,135
MFS Growth Allocation Fund                                  --             0.25%            0.25%            0.25%           38,194
MFS Aggressive Growth Allocation Fund                       --             0.25%            0.25%            0.25%           20,833

                                                                                   CLASS 529A
                                              -------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                  DISTRIBUTION           SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                      FEE RATE          FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Conservative Allocation Fund                         0.25%             0.25%            0.50%            0.35%          $34,630
MFS Moderate Allocation Fund                             0.25%             0.25%            0.50%            0.35%           53,613
MFS Growth Allocation Fund                               0.25%             0.25%            0.50%            0.35%           66,832
MFS Aggressive Growth Allocation Fund                    0.25%             0.25%            0.50%            0.35%           57,623

                                                                                   CLASS 529B
                                              -------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                  DISTRIBUTION           SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                      FEE RATE          FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Conservative Allocation Fund                         0.75%             0.25%            1.00%            1.00%          $10,996
MFS Moderate Allocation Fund                             0.75%             0.25%            1.00%            1.00%           88,417
MFS Growth Allocation Fund                               0.75%             0.25%            1.00%            1.00%          136,236
MFS Aggressive Growth Allocation Fund                    0.75%             0.25%            1.00%            1.00%          113,409

                                                                                   CLASS 529C
                                              -------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                  DISTRIBUTION           SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                      FEE RATE          FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Conservative Allocation Fund                         0.75%             0.25%            1.00%            1.00%          $57,861
MFS Moderate Allocation Fund                             0.75%             0.25%            1.00%            1.00%           71,596
MFS Growth Allocation Fund                               0.75%             0.25%            1.00%            1.00%           77,807
MFS Aggressive Growth Allocation Fund                    0.75%             0.25%            1.00%            1.00%           43,537

                                                                                                                    MFS AGGRESSIVE
                                                         MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND
Total Distribution and Service Fees                            $2,113,781         $6,628,711         $7,550,698         $3,061,913

(d) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30,
    2006 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by each fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as each fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2006, were as follows:

                                                                                                                    MFS AGGRESSIVE
                                                         MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND

Class A                                                            $3,363            $17,677            $13,809             $8,015
Class B                                                           177,372            514,094            498,475            181,002
Class C                                                            11,978             34,805             32,337             14,360
Class 529B                                                          1,448              3,236             12,423              8,278
Class 529C                                                            215                205                154                163

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in each fund's 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25%
annually of average daily net assets of each fund's 529 share classes. The fee may only be increased with the approval of the
Board of Trustees who oversees each fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2006, were as follows:

                                                                                                                    MFS AGGRESSIVE
                                                         MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND

Class 529A                                                        $24,736            $38,296            $47,737            $41,160
Class 529B                                                          2,749             22,104             34,059             28,352
Class 529C                                                         14,465             17,899             19,452             10,884
----------------------------------------------------------------------------------------------------------------------------------
Total Program Manager Fees                                        $41,950            $78,299           $101,248            $80,396

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from each fund for out-of-pocket and sub- accounting expenses paid by MFSC on behalf of each fund. For the six months ended November 30,
2006, these costs amounted to the following:

                                                                                                                    MFS AGGRESSIVE
                                                         MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND

                                                                  $98,480           $213,104           $293,202           $139,224

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2006 was equivalent to the following annual effective rates of each fund's average daily net assets:

                                                                                                                    MFS AGGRESSIVE
                                                         MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND

                                                                  0.0027%            0.0009%            0.0008%            0.0017%

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended November
30, 2006, each fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                                                     CLASS R1
                                                                                      ------------------------------------------
                                                                                                           ANNUAL
                                                                                                        EFFECTIVE          TOTAL
                                                                                        FEE RATE          RATE(g)         AMOUNT
MFS Conservative Allocation Fund                                                           0.45%            0.35%         $3,926
MFS Moderate Allocation Fund                                                               0.45%            0.35%         13,997
MFS Growth Allocation Fund                                                                 0.45%            0.35%         16,936
MFS Aggressive Growth Allocation Fund                                                      0.45%            0.35%         12,285

                                                                                                     CLASS R2
                                                                                      ------------------------------------------
                                                                                                           ANNUAL
                                                                                                        EFFECTIVE          TOTAL
                                                                                        FEE RATE          RATE(g)         AMOUNT
MFS Conservative Allocation Fund                                                           0.40%            0.25%         $2,022
MFS Moderate Allocation Fund                                                               0.40%            0.25%          9,294
MFS Growth Allocation Fund                                                                 0.40%            0.25%         18,026
MFS Aggressive Growth Allocation Fund                                                      0.40%            0.25%          5,224

                                                                                                     CLASS R3
                                                                                      ------------------------------------------
                                                                                                           ANNUAL
                                                                                                        EFFECTIVE          TOTAL
                                                                                        FEE RATE          RATE(g)         AMOUNT
MFS Conservative Allocation Fund                                                           0.25%            0.15%         $7,940
MFS Moderate Allocation Fund                                                               0.25%            0.15%         30,883
MFS Growth Allocation Fund                                                                 0.25%            0.15%         33,823
MFS Aggressive Growth Allocation Fund                                                      0.25%            0.15%         20,308

                                                                                                     CLASS R4
                                                                                      ------------------------------------------
                                                                                                           ANNUAL
                                                                                                        EFFECTIVE          TOTAL
                                                                                        FEE RATE          RATE(g)         AMOUNT
MFS Conservative Allocation Fund                                                           0.15%            0.15%         $3,343
MFS Moderate Allocation Fund                                                               0.15%            0.15%         33,681
MFS Growth Allocation Fund                                                                 0.15%            0.15%         22,917
MFS Aggressive Growth Allocation Fund                                                      0.15%            0.15%         12,500

                                                                                                     CLASS R5
                                                                                      ------------------------------------------
                                                                                                           ANNUAL
                                                                                                        EFFECTIVE          TOTAL
                                                                                        FEE RATE          RATE(g)         AMOUNT
MFS Conservative Allocation Fund                                                           0.10%            0.10%         $6,128
MFS Moderate Allocation Fund                                                               0.10%            0.10%         15,766
MFS Growth Allocation Fund                                                                 0.10%            0.10%         17,661
MFS Aggressive Growth Allocation Fund                                                      0.10%            0.10%         33,288

                                                                                                                    MFS AGGRESSIVE
                                                         MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND
Total Retirement Plan Administration and Services Fees            $23,359           $103,621           $109,363            $83,605

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for
    Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least
    September 30, 2008. For the six months ended November 30, 2006, this waiver amounted to the following and is reflected as a reduction of total expenses in the Statements of Operations:

                                                                                                                    MFS AGGRESSIVE
                                                         MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND

                                                                   $4,807            $18,949            $24,053            $12,812

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC.

OTHER - Each fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance
Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended November 30, 2006, the fee paid to Tarantino LLC amounted to the following:

                                                                                                                    MFS AGGRESSIVE
                                                         MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND

                                                                   $1,682             $5,180             $5,901             $2,716

MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

                                                                                                                    MFS AGGRESSIVE
                                                         MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND

                                                                   $1,667             $5,132             $5,846             $2,691

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of underlying funds aggregated the following:

                                                                                                                    MFS AGGRESSIVE
                                                         MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND

Purchases                                                     $48,348,129        $90,737,612       $142,081,718        $63,118,531
----------------------------------------------------------------------------------------------------------------------------------
Sales                                                         $30,131,911        $49,255,673        $29,717,835        $17,624,820
----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                          SIX MONTHS ENDED 11/30/06        YEAR ENDED 5/31/06
                                                                       ----------------------------  ---------------------------
                                                                          SHARES         AMOUNT         SHARES        AMOUNT
Shares sold
  Class A                                                                4,051,245     $48,207,308     8,071,800      $94,208,820
  Class B                                                                1,072,079      12,618,139     2,448,255       28,321,804
  Class C                                                                1,159,155      13,670,461     3,449,150       39,866,036
  Class I                                                                  499,603       6,001,579       774,180        9,080,878
  Class R                                                                  191,868       2,279,025       537,946        6,245,947
  Class R1                                                                  92,990       1,083,881       160,777        1,865,515
  Class R2                                                                 102,858       1,195,746        49,336          570,448
  Class R3                                                                 846,028       9,865,922       290,447        3,364,787
  Class R4                                                                 424,161       5,044,915       263,785        3,079,933
  Class R5                                                                 427,824       5,112,767     1,074,081       12,718,066
  Class 529A                                                               405,645       4,809,862       664,767        7,716,074
  Class 529B                                                                47,019         553,964        54,132          627,485
  Class 529C                                                               198,640       2,325,927       443,911        5,095,945
---------------------------------------------------------------------------------------------------------------------------------
                                                                         9,519,115    $112,769,496    18,282,567     $212,761,738

Shares issued to shareholders in reinvestment of distributions
  Class A                                                                       --             $--       508,292       $5,865,683
  Class B                                                                       --              --       271,567        3,114,871
  Class C                                                                       --              --       172,978        1,982,325
  Class I                                                                       --              --        42,764          496,060
  Class R                                                                       --              --        34,081          391,929
  Class R1                                                                      --              --         1,252           14,201
  Class R2                                                                      --              --           280            3,192
  Class R3                                                                      --              --         3,032           34,565
  Class R4                                                                      --              --           960           11,054
  Class R5                                                                      --              --        23,251          268,084
  Class 529A                                                                    --              --        35,132          404,373
  Class 529B                                                                    --              --         2,663           30,494
  Class 529C                                                                    --              --        17,432          198,722
---------------------------------------------------------------------------------------------------------------------------------
                                                                                --             $--     1,113,684      $12,815,553

Shares reacquired
  Class A                                                               (3,414,971)   $(40,679,720)   (6,883,667)    $(80,574,896)
  Class B                                                               (1,567,406)    (18,459,044)   (3,117,673)     (36,143,986)
  Class C                                                               (1,543,068)    (18,222,139)   (2,737,525)     (31,651,471)
  Class I                                                                 (287,426)     (3,436,464)     (507,046)      (5,968,130)
  Class R                                                                 (256,570)     (3,036,636)     (339,326)      (3,949,068)
  Class R1                                                                 (18,036)       (213,620)      (66,707)        (773,129)
  Class R2                                                                 (46,816)       (552,640)      (13,842)        (160,571)
  Class R3                                                                (356,437)     (4,139,570)      (61,728)        (713,532)
  Class R4                                                                (119,577)     (1,427,179)      (53,011)        (620,445)
  Class R5                                                                (197,828)     (2,362,885)     (191,442)      (2,242,789)
  Class 529A                                                              (160,972)     (1,895,004)     (283,234)      (3,300,695)
  Class 529B                                                               (18,875)       (221,768)      (25,675)        (296,250)
  Class 529C                                                              (141,797)     (1,656,915)     (169,715)      (1,949,666)
---------------------------------------------------------------------------------------------------------------------------------
                                                                       (8,129,779)   $(96,303,584)  (14,450,591)   $(168,344,628)


Net change
  Class A                                                                  636,274      $7,527,588     1,696,425      $19,499,607
  Class B                                                                 (495,327)     (5,840,905)     (397,851)      (4,707,311)
  Class C                                                                 (383,913)     (4,551,678)      884,603       10,196,890
  Class I                                                                  212,177       2,565,115       309,898        3,608,808
  Class R                                                                  (64,702)       (757,611)      232,701        2,688,808
  Class R1                                                                  74,954         870,261        95,322        1,106,587
  Class R2                                                                  56,042         643,106        35,774          413,069
  Class R3                                                                 489,591       5,726,352       231,751        2,685,820
  Class R4                                                                 304,584       3,617,736       211,734        2,470,542
  Class R5                                                                 229,996       2,749,882       905,890       10,743,361
  Class 529A                                                               244,673       2,914,858       416,665        4,819,752
  Class 529B                                                                28,144         332,196        31,120          361,729
  Class 529C                                                                56,843         669,012       291,628        3,345,001
---------------------------------------------------------------------------------------------------------------------------------
                                                                         1,389,336     $16,465,912     4,945,660      $57,232,663

MFS(R) MODERATE ALLOCATION FUND
                                                                          SIX MONTHS ENDED 11/30/06        YEAR ENDED 5/31/06
                                                                       ----------------------------  ---------------------------
                                                                          SHARES         AMOUNT         SHARES        AMOUNT
Shares sold
  Class A                                                                8,623,246    $112,190,897    22,167,439     $282,516,368
  Class B                                                                3,128,552      40,163,532     9,348,578      118,079,446
  Class C                                                                3,201,122      41,169,094     9,595,446      121,094,845
  Class I                                                                  523,904       6,914,390     1,252,375       16,097,077
  Class R                                                                  461,622       5,995,170     1,357,785       17,215,856
  Class R1                                                                 341,009       4,402,418       392,974        4,969,983
  Class R2                                                                 628,224       8,115,039       200,490        2,579,613
  Class R3                                                               1,877,609      24,204,619     1,567,315       19,994,964
  Class R4                                                               3,085,321      39,819,067     4,575,109       59,306,295
  Class R5                                                                 726,912       9,496,243     2,375,821       30,759,274
  Class 529A                                                               437,730       5,678,494       865,938       10,976,843
  Class 529B                                                               213,377       2,727,914       467,993        5,857,050
  Class 529C                                                               182,899       2,327,836       468,369        5,894,674
---------------------------------------------------------------------------------------------------------------------------------
                                                                        23,431,527    $303,204,713    54,635,632     $695,342,288

Shares issued to shareholders in reinvestment of distributions
  Class A                                                                       --             $--     1,476,048      $18,598,185
  Class B                                                                       --              --       840,633       10,524,722
  Class C                                                                       --              --       492,580        6,157,249
  Class I                                                                       --              --        90,483        1,148,236
  Class R                                                                       --              --       103,673        1,301,087
  Class R1                                                                      --              --         4,371           54,213
  Class R2                                                                      --              --           139            1,745
  Class R3                                                                      --              --        12,222          152,649
  Class R4                                                                      --              --         7,584           95,325
  Class R5                                                                      --              --        55,025          692,211
  Class 529A                                                                    --              --        58,112          729,575
  Class 529B                                                                    --              --        24,439          304,261
  Class 529C                                                                    --              --        21,165          262,954
---------------------------------------------------------------------------------------------------------------------------------
                                                                                --             $--     3,186,474      $40,022,412

Shares reacquired
  Class A                                                               (8,659,927)  $(112,150,158)  (15,734,431)   $(201,253,008)
  Class B                                                               (4,295,002)    (55,251,343)   (7,564,876)     (95,776,271)
  Class C                                                               (3,347,146)    (42,978,915)   (5,489,509)     (69,436,624)
  Class I                                                                 (410,985)     (5,411,357)     (861,892)     (11,065,893)
  Class R                                                                 (559,638)     (7,291,884)     (875,258)     (11,148,036)
  Class R1                                                                 (44,283)       (571,481)      (31,569)        (400,526)
  Class R2                                                                (306,657)     (4,001,487)      (47,821)        (593,507)
  Class R3                                                                (942,151)    (12,153,201)     (370,461)      (4,730,188)
  Class R4                                                              (1,229,450)    (16,244,493)   (2,390,028)     (30,845,119)
  Class R5                                                                (276,662)     (3,594,557)     (219,576)      (2,833,901)
  Class 529A                                                              (331,659)     (4,281,757)     (552,186)      (6,999,053)
  Class 529B                                                               (51,064)       (654,526)      (82,901)      (1,049,370)
  Class 529C                                                              (178,777)     (2,270,446)     (253,411)      (3,176,705)
---------------------------------------------------------------------------------------------------------------------------------
                                                                       (20,633,401)  $(266,855,605)  (34,473,919)   $(439,308,201)

Net change
  Class A                                                                  (36,681)        $40,739     7,909,056      $99,861,545
  Class B                                                               (1,166,450)    (15,087,811)    2,624,335       32,827,897
  Class C                                                                 (146,024)     (1,809,821)    4,598,517       57,815,470
  Class I                                                                  112,919       1,503,033       480,966        6,179,420
  Class R                                                                  (98,016)     (1,296,714)      586,200        7,368,907
  Class R1                                                                 296,726       3,830,937       365,776        4,623,670
  Class R2                                                                 321,567       4,113,552       152,808        1,987,851
  Class R3                                                                 935,458      12,051,418     1,209,076       15,417,425
  Class R4                                                               1,855,871      23,574,574     2,192,665       28,556,501
  Class R5                                                                 450,250       5,901,686     2,211,270       28,617,584
  Class 529A                                                               106,071       1,396,737       371,864        4,707,365
  Class 529B                                                               162,313       2,073,388       409,531        5,111,941
  Class 529C                                                                 4,122          57,390       236,123        2,980,923
---------------------------------------------------------------------------------------------------------------------------------
                                                                         2,798,126     $36,349,108    23,348,187     $296,056,499
MFS(R) GROWTH ALLOCATION FUND
                                                                          SIX MONTHS ENDED 11/30/06        YEAR ENDED 5/31/06
                                                                       ----------------------------  ---------------------------
                                                                          SHARES         AMOUNT         SHARES        AMOUNT
Shares sold
  Class A                                                               11,537,354    $163,311,894    25,773,331     $355,179,939
  Class B                                                                4,453,054      61,890,856    12,642,734      172,346,253
  Class C                                                                3,547,560      49,331,357    10,865,274      148,004,980
  Class I                                                                  657,475       9,382,772     1,484,132       20,462,906
  Class R                                                                  652,457       9,251,248     1,385,603       18,985,777
  Class R1                                                                 343,823       4,730,434       443,899        6,048,784
  Class R2                                                                 371,775       5,126,886       508,657        7,031,034
  Class R3                                                               1,515,903      21,029,445     1,491,475       20,679,381
  Class R4                                                               2,865,156      40,208,863     1,119,948       15,679,792
  Class R5                                                                 681,150       9,628,877     2,497,437       35,074,584
  Class 529A                                                               450,250       6,321,732       916,087       12,525,525
  Class 529B                                                               302,109       4,152,045       640,866        8,649,782
  Class 529C                                                               173,323       2,387,689       351,601        4,764,231
---------------------------------------------------------------------------------------------------------------------------------
                                                                        27,551,389    $386,754,098    60,121,044     $825,432,968

Shares issued to shareholders in reinvestment of distributions
  Class A                                                                       --             $--     1,574,156      $21,424,255
  Class B                                                                       --              --       919,835       12,390,188
  Class C                                                                       --              --       547,777        7,373,078
  Class I                                                                       --              --       116,976        1,599,058
  Class R                                                                       --              --       117,807        1,600,956
  Class R1                                                                      --              --         7,510          100,261
  Class R2                                                                      --              --         2,221           29,719
  Class R3                                                                      --              --        14,515          195,662
  Class R4                                                                      --              --         3,434           46,573
  Class R5                                                                      --              --        62,643          851,939
  Class 529A                                                                    --              --        68,169          924,030
  Class 529B                                                                    --              --        39,285          526,398
  Class 529C                                                                    --              --        22,920          307,123
---------------------------------------------------------------------------------------------------------------------------------
                                                                                --             $--     3,497,248      $47,369,240

Shares reacquired
  Class A                                                               (8,299,312)  $(116,905,937)  (14,042,450)   $(193,927,867)
  Class B                                                               (4,404,346)    (61,413,722)   (6,391,756)     (87,202,639)
  Class C                                                               (2,884,160)    (40,143,260)   (4,797,494)     (65,390,351)
  Class I                                                                 (462,638)     (6,597,645)     (930,248)     (12,860,160)
  Class R                                                                 (774,597)    (10,936,956)     (927,872)     (12,879,305)
  Class R1                                                                 (46,181)       (645,289)      (75,245)      (1,043,042)
  Class R2                                                                 (77,652)     (1,079,194)      (26,921)        (375,422)
  Class R3                                                                (586,101)     (8,072,109)     (277,029)      (3,813,036)
  Class R4                                                                (658,007)     (9,192,992)     (208,123)      (2,903,450)
  Class R5                                                                (425,045)     (5,991,859)     (190,260)      (2,696,691)
  Class 529A                                                              (272,390)     (3,811,737)     (431,214)      (5,912,442)
  Class 529B                                                              (196,786)     (2,730,156)     (358,849)      (4,829,124)
  Class 529C                                                               (84,830)     (1,157,720)     (138,786)      (1,872,691)
---------------------------------------------------------------------------------------------------------------------------------
                                                                       (19,172,045)  $(268,678,576)  (28,796,247)   $(395,706,220)

Net change
  Class A                                                                3,238,042     $46,405,957    13,305,037     $182,676,327
  Class B                                                                   48,708         477,134     7,170,813       97,533,802
  Class C                                                                  663,400       9,188,097     6,615,557       89,987,707
  Class I                                                                  194,837       2,785,127       670,860        9,201,804
  Class R                                                                 (122,140)     (1,685,708)      575,538        7,707,428
  Class R1                                                                 297,642       4,085,145       376,164        5,106,003
  Class R2                                                                 294,123       4,047,692       483,957        6,685,331
  Class R3                                                                 929,802      12,957,336     1,228,961       17,062,007
  Class R4                                                               2,207,149      31,015,871       915,259       12,822,915
  Class R5                                                                 256,105       3,637,018     2,369,820       33,229,832
  Class 529A                                                               177,860       2,509,995       553,042        7,537,113
  Class 529B                                                               105,323       1,421,889       321,302        4,347,056
  Class 529C                                                                88,493       1,229,969       235,735        3,198,663
---------------------------------------------------------------------------------------------------------------------------------
                                                                         8,379,344    $118,075,522    34,822,045     $477,095,988
MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                          SIX MONTHS ENDED 11/30/06        YEAR ENDED 5/31/06
                                                                       ----------------------------  ---------------------------
                                                                          SHARES         AMOUNT         SHARES        AMOUNT
Shares sold
  Class A                                                                5,371,417     $78,387,427    15,894,854     $224,702,573
  Class B                                                                1,949,260      27,979,453     5,498,915       78,192,933
  Class C                                                                1,655,783      23,777,689     4,159,829       58,875,855
  Class I                                                                  581,466       8,605,190     1,411,094       20,281,733
  Class R                                                                  324,913       4,714,321       797,615       11,447,741
  Class R1                                                                 223,726       3,206,772       307,396        4,358,866
  Class R2                                                                 169,922       2,443,596       110,603        1,609,360
  Class R3                                                                 892,013      12,785,294       810,306       11,782,708
  Class R4                                                               1,301,098      18,702,052       724,147       10,486,448
  Class R5                                                                 735,381      10,744,400     5,203,591       75,503,942
  Class 529A                                                               305,138       4,436,753       816,363       11,622,356
  Class 529B                                                               149,688       2,122,864       482,364        6,720,295
  Class 529C                                                                83,941       1,194,451       268,195        3,761,841
---------------------------------------------------------------------------------------------------------------------------------
                                                                        13,743,746    $199,100,262    36,485,272     $519,346,651

Shares issued to shareholders in reinvestment of distributions
  Class A                                                                       --             $--       498,262       $7,060,384
  Class B                                                                       --              --       220,351        3,089,322
  Class C                                                                       --              --       134,848        1,889,216
  Class I                                                                       --              --        76,831        1,097,144
  Class R                                                                       --              --        40,636          574,176
  Class R1                                                                      --              --         3,003           41,783
  Class R2                                                                      --              --           430            6,009
  Class R3                                                                      --              --         6,720           94,146
  Class R4                                                                      --              --         2,763           39,040
  Class R5                                                                      --              --       111,560        1,578,570
  Class 529A                                                                    --              --        41,269          581,840
  Class 529B                                                                    --              --        23,126          321,643
  Class 529C                                                                    --              --         8,493          118,216
---------------------------------------------------------------------------------------------------------------------------------
                                                                                --             $--     1,168,292      $16,491,489
Shares reacquired
  Class A                                                               (4,410,019)   $(64,229,122)  (11,407,575)   $(163,590,527)
  Class B                                                               (1,852,954)    (26,600,524)   (2,655,396)     (37,602,584)
  Class C                                                               (1,071,320)    (15,391,532)   (2,266,475)     (32,009,799)
  Class I                                                                 (487,847)     (7,209,298)     (892,212)     (12,772,807)
  Class R                                                                 (527,520)     (7,753,128)     (482,859)      (6,950,033)
  Class R1                                                                 (37,843)       (550,461)      (25,122)        (362,546)
  Class R2                                                                 (35,643)       (533,169)       (3,766)         (54,492)
  Class R3                                                                (417,572)     (6,148,257)     (165,817)      (2,387,123)
  Class R4                                                                (304,740)     (4,440,764)     (226,992)      (3,246,921)
  Class R5                                                                (883,320)    (12,817,631)     (675,579)     (10,028,125)
  Class 529A                                                              (189,912)     (2,739,980)     (356,459)      (5,049,709)
  Class 529B                                                              (174,497)     (2,471,033)     (289,151)      (4,045,255)
  Class 529C                                                               (54,072)       (759,242)      (84,803)      (1,194,964)
---------------------------------------------------------------------------------------------------------------------------------
                                                                       (10,447,259)  $(151,644,141)  (19,532,206)   $(279,294,885)

Net change
  Class A                                                                  961,398     $14,158,305     4,985,541      $68,172,430
  Class B                                                                   96,306       1,378,929     3,063,870       43,679,671
  Class C                                                                  584,463       8,386,157     2,028,202       28,755,272
  Class I                                                                   93,619       1,395,892       595,713        8,606,070
  Class R                                                                 (202,607)     (3,038,807)      355,392        5,071,884
  Class R1                                                                 185,883       2,656,311       285,277        4,038,103
  Class R2                                                                 134,279       1,910,427       107,267        1,560,877
  Class R3                                                                 474,441       6,637,037       651,209        9,489,731
  Class R4                                                                 996,358      14,261,288       499,918        7,278,567
  Class R5                                                                (147,939)     (2,073,231)    4,639,572       67,054,387
  Class 529A                                                               115,226       1,696,773       501,173        7,154,487
  Class 529B                                                               (24,809)       (348,169)      216,339        2,996,683
  Class 529C                                                                29,869         435,209       191,885        2,685,093
---------------------------------------------------------------------------------------------------------------------------------
                                                                         3,296,487     $47,456,121    18,121,358     $256,543,255

(6) LINE OF CREDIT

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2006, each fund's commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statements of Operations:

                                                                                                                    MFS AGGRESSIVE
                                                         MFS CONSERVATIVE       MFS MODERATE         MFS GROWTH             GROWTH
                                                          ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND    ALLOCATION FUND
Commitment Fee                                                     $1,675             $4,885             $5,481             $2,528
Interest Expense                                                   $2,649             $4,806             $5,353                 $0

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each fund's transactions in the securities of these issuers during the six months ended November 30, 2006, is set forth below:

MFS CONSERVATIVE ALLOCATION FUND
                                                             BEGINNING         ACQUISITIONS        DISPOSITIONS             ENDING
AFFILIATE                                             SHARE/PAR AMOUNT    SHARES/PAR AMOUNT   SHARES/PAR AMOUNT   SHARE/PAR AMOUNT
MFS Government Securities Fund                              6,846,207              539,565            (229,806)          7,155,966
MFS Intermediate Investment Grade Bond Fund                 9,777,999              810,481            (290,435)         10,298,045
MFS Limited Maturity Fund                                  19,956,175            1,731,186            (492,683)         21,194,678
MFS Money Market Fund                                      63,377,557            5,854,194          (1,433,905)         67,797,846

                                                                               CAPITAL GAIN
                                                              REALIZED   DISTRIBUTIONS FROM            DIVIDEND             ENDING
AFFILIATE                                                  GAIN (LOSS)     UNDERLYING FUNDS              INCOME              VALUE
MFS Government Securities Fund                              $(170,599)                 $--          $1,558,166         $68,053,242
MFS Intermediate Investment Grade Bond Fund                  (242,663)                  --           2,472,379         102,053,629
MFS Limited Maturity Fund                                    (255,259)                  --           3,119,938         135,857,889
MFS Money Market Fund                                              --                   --           1,627,330          67,797,846
----------------------------------------------------------------------------------------------------------------------------------
                                                            $(668,521)                 $--          $8,777,813        $373,762,606

MFS MODERATE ALLOCATION FUND
                                                             BEGINNING         ACQUISITIONS        DISPOSITIONS             ENDING
AFFILIATE                                             SHARE/PAR AMOUNT    SHARES/PAR AMOUNT   SHARES/PAR AMOUNT   SHARE/PAR AMOUNT
MFS Government Securities Fund                             21,387,818            1,249,580            (437,118)         22,200,280
MFS High Income Fund                                       25,988,833            1,587,824            (324,738)         27,251,919
MFS Intermediate Investment Grade Bond Fund                20,378,394            1,245,362            (327,997)         21,295,759
MFS Mid Cap Growth Fund                                    10,163,212            1,252,068            (154,415)         11,260,865
MFS Mid Cap Value Fund                                      7,059,395              331,180            (110,519)          7,280,056
MFS Money Market Fund                                      99,087,090            6,948,552          (1,064,999)        104,970,643
MFS Research Bond Fund                                     20,143,509            1,177,147            (380,681)         20,939,975
MFS Research Fund                                          13,020,115              398,088            (317,839)         13,100,364
MFS Research International Fund                            10,397,139              232,460            (614,619)         10,014,980
MFS Strategic Growth Fund                                   9,785,069              516,973            (203,819)         10,098,223

                                                                               CAPITAL GAIN
                                                              REALIZED   DISTRIBUTIONS FROM            DIVIDEND             ENDING
AFFILIATE                                                  GAIN (LOSS)     UNDERLYING FUNDS              INCOME              VALUE
MFS Government Securities Fund                              $(329,836)                 $--          $4,816,852        $211,124,658
MFS High Income Fund                                          (79,161)                  --           3,975,126         105,737,446
MFS Intermediate Investment Grade Bond Fund                  (277,841)                  --           5,091,952         211,040,970
MFS Mid Cap Growth Fund                                        64,648                   --                  --         106,640,391
MFS Mid Cap Value Fund                                          7,458                   --                  --         107,089,630
MFS Money Market Fund                                              --                   --           2,513,491         104,970,643
MFS Research Bond Fund                                       (362,306)                  --           5,294,839         211,493,748
MFS Research Fund                                             512,801                   --                  --         319,124,862
MFS Research International Fund                             2,576,812                   --                  --         213,819,825
MFS Strategic Growth Fund                                     226,090                   --                  --         212,365,624
----------------------------------------------------------------------------------------------------------------------------------
                                                           $2,338,665                  $--         $21,692,260      $1,803,407,797

MFS GROWTH ALLOCATION FUND
                                                             BEGINNING         ACQUISITIONS        DISPOSITIONS             ENDING
AFFILIATE                                             SHARE/PAR AMOUNT    SHARES/PAR AMOUNT   SHARES/PAR AMOUNT   SHARE/PAR AMOUNT
MFS Government Securities Fund                             12,239,670            1,071,690            (259,578)         13,051,782
MFS High Income Fund                                       29,682,341            2,667,836            (326,258)         32,023,919
MFS Mid Cap Growth Fund                                    23,337,506            3,012,128              (6,328)         26,343,306
MFS Mid Cap Value Fund                                     16,054,637              981,845             (19,053)         17,017,429
MFS Research Bond Fund                                     23,045,984            2,011,777            (455,280)         24,602,481
MFS Research Fund                                           9,881,550              383,162             (74,836)         10,189,876
MFS Research International Fund                            17,132,862            1,012,180            (563,989)         17,581,053
MFS Strategic Growth Fund                                  16,849,073              995,249            (106,775)         17,737,547

                                                                               CAPITAL GAIN
                                                              REALIZED   DISTRIBUTIONS FROM            DIVIDEND             ENDING
AFFILIATE                                                  GAIN (LOSS)     UNDERLYING FUNDS              INCOME              VALUE
MFS Government Securities Fund                              $(190,185)                 $--          $2,773,847        $124,122,442
MFS High Income Fund                                          (79,104)                  --           4,574,177         124,252,806
MFS Mid Cap Growth Fund                                            --                   --                  --         249,471,108
MFS Mid Cap Value Fund                                        (17,475)                  --                  --         250,326,375
MFS Research Bond Fund                                       (427,049)                  --           6,094,647         248,485,062
MFS Research Fund                                              56,347                   --                  --         248,225,373
MFS Research International Fund                             2,160,061                   --                  --         375,355,476
MFS Strategic Growth Fund                                       5,290                   --                  --         373,020,618
----------------------------------------------------------------------------------------------------------------------------------
                                                            $1,507,885                 $--         $13,442,671      $1,993,259,260

MFS AGGRESSIVE GROWTH ALLOCATION FUND
                                                             BEGINNING         ACQUISITIONS        DISPOSITIONS             ENDING
AFFILIATE                                             SHARE/PAR AMOUNT    SHARES/PAR AMOUNT   SHARES/PAR AMOUNT   SHARE/PAR AMOUNT
MFS Mid Cap Growth Fund                                    16,457,955            1,988,605            (157,043)         18,289,517
MFS Mid Cap Value Fund                                     11,236,253              721,961            (104,974)         11,853,240
MFS New Discovery Fund                                      2,743,610              277,466            (135,920)          2,885,156
MFS Strategic Growth Fund                                  10,539,823              484,996             (92,528)         10,932,291

                                                                               CAPITAL GAIN
                                                              REALIZED   DISTRIBUTIONS FROM            DIVIDEND             ENDING
AFFILIATE                                                  GAIN (LOSS)     UNDERLYING FUNDS              INCOME              VALUE
MFS Mid Cap Growth Fund                                       $31,566                  $--                 $--        $173,201,727
MFS Mid Cap Value Fund                                       (117,791)                  --                  --         174,361,158
MFS New Discovery Fund                                        291,976                   --                  --          57,789,680
MFS Strategic Growth Fund                                      88,657                   --                  --         229,906,077
-----------------------------------------------------------------------------------------------------------------------------------
                                                             $294,408                  $--                 $--        $635,258,642

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
MFS ASSET ALLOCATION FUNDS

      MFS CONSERVATIVE ALLOCATION FUND
      MFS MODERATE ALLOCATION FUND
      MFS GROWTH ALLOCATION FUND
      MFS AGGRESSIVE GROWTH ALLOCATION FUND

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Funds' investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds' investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Funds for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Funds' advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Funds, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS CONSERVATIVE ALLOCATION FUND

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund's total return performance was in the 2nd quintile for the one-year period ended December 31, 2005 relative to the Lipper performance universe. The Trustees expressed concern to MFS about the substandard performance of the Fund. In the course of their deliberations regarding the Fund, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the recent restructuring of responsibilities among MFS' senior investment management executives. In addition, the Trustees requested that they receive a separate update on the Fund's performance at each of their meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS' responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

MFS MODERATE ALLOCATION FUND

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund's total return performance was in the 3rd quintile for the one-year period ended December 31, 2005 relative to the Lipper performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds' performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

MFS GROWTH ALLOCATION FUND

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund's total return performance was in the 3rd quintile for the one-year period ended December 31, 2005 relative to the Lipper performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds' performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund's total return performance was in the 2nd quintile for the one-year period ended December 31, 2005 relative to the Lipper performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds' performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

GENERAL

Each Fund commenced investment operations in 2002; therefore, no performance quintile for the five-year period was available for the Funds. Because of the passage of time, the performance stated above may differ from performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Funds' advisory fees, the Trustees considered, among other information, the Funds' advisory fees and the total expense ratios of the Funds' Class A shares as a percentage of average net assets and the advisory fees and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees charged by the funds in which they invest (the "Underlying Funds") and also considered that MFS observes an expense limitation for each Fund. The Trustees also considered that, according to the Lipper data: (i) the MFS Aggressive Growth Allocation Fund's effective advisory fee rate (taking into account the expense limitation) and total expense ratio were each lower than the Lipper expense group median; (ii) the MFS Conservative Allocation Fund's effective advisory fee rate (taking into account the expense limitation) and the Fund's total expense ratio were each lower than the Lipper expense group median; (iii) the MFS Growth Allocation Fund's effective advisory fee rate (taking into account the expense limitation) and the Fund's total expense ratio were each lower than the Lipper expense group median; and (iv) the MFS Moderate Allocation Fund's effective advisory fee rate (taking into account the expense limitation) was lower than the Lipper expense group median and the Fund's total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether the Funds are likely to benefit from any economies of scale in the management of the Funds in the event of growth in assets of the Funds. They noted that the Funds do not bear advisory fees and therefore no breakpoints were necessary.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees borne by the Funds as a result of their investments in the Underlying Funds represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds' or the Underlying Funds' behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds' portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds' investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

                                Public Reference Room
                                Securities and Exchange Commission
                                100 F Street, NE, Room 1580
                                Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                          --------------------------------------------
mfs.com
                                  Go paperless with eDELIVERY: Arrange to have
MFS TALK                          MFS send prospectuses, reports, and proxies
1-800-637-8255                    directly to your e-mail inbox. You'll get
24 hours a day                    timely information and less clutter in your
                                  mailbox (not to mention help your fund save
ACCOUNT SERVICE AND               printing and postage costs).
LITERATURE
                                  SIGN UP: If your account is registered with
SHAREHOLDERS                      us, simply go to mfs.com, log in to your
1-800-225-2606                    account via MFS Access, and select the
8 a.m. to 8 p.m. ET               eDelivery sign up options.

INVESTMENT PROFESSIONALS          If you own your MFS fund shares through a
1-800-343-2829                    financial institution or a retirement plan,
8 a.m. to 8 p.m. ET               MFS TALK, MFS Access, and eDelivery may not
                                  be available to you.
RETIREMENT PLAN SERVICES
1-800-637-1255                    -------------------------------------------
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741



M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

MFS(R) EMERGING MARKETS EQUITY FUND

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLE                                            3
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 5
----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     11
----------------------------------------------------------
STATEMENT OF OPERATIONS                                 13
----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                     14
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    15
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           19
----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           28
----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                   32
----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                          32
----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER
----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

            --------------------------------------------------------
                       NOT FDIC INSURED o MAY LOSE VALUE o
               NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
            --------------------------------------------------------

                                                                       11/30/06
                                                                        FEM-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    January 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.9%
              Cash & Other Net Assets                     0.1%

              TOP 10 HOLDINGS

              Samsung Electronics Co. Ltd.                5.8%
              ------------------------------------------------
              Petroleo Brasileiro S.A., ADR               4.9%
              ------------------------------------------------
              LUKOIL, ADR                                 3.7%
              ------------------------------------------------
              China Mobile Ltd.                           3.3%
              ------------------------------------------------
              Companhia Vale do Rio Doce, ADR             3.2%
              ------------------------------------------------
              Hon Hai Precision Industry Co. Ltd.         2.5%
              ------------------------------------------------
              Kookmin Bank                                2.2%
              ------------------------------------------------
              PetroChina Co. Ltd.                         2.0%
              ------------------------------------------------
              POSCO, ADR                                  2.0%
              ------------------------------------------------
              Teva Pharmaceutical Industries
              Ltd., ADR                                   2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Energy                                     18.0%
              ------------------------------------------------
              Financial Services                         17.1%
              ------------------------------------------------
              Technology                                 16.5%
              ------------------------------------------------
              Utilities & Communications                 15.2%
              ------------------------------------------------
              Basic Materials                            14.3%
              ------------------------------------------------
              Consumer Staples                            5.5%
              ------------------------------------------------
              Retailing                                   4.4%
              ------------------------------------------------
              Autos & Housing                             2.5%
              ------------------------------------------------
              Leisure                                     2.1%
              ------------------------------------------------
              Health Care                                 2.0%
              ------------------------------------------------
              Special Products & Services                 1.4%
              ------------------------------------------------
              Transportation                              0.9%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Brazil                                     16.8%
              ------------------------------------------------
              South Korea                                14.3%
              ------------------------------------------------
              South Africa                               13.0%
              ------------------------------------------------
              Taiwan                                      8.5%
              ------------------------------------------------
              Russia                                      7.4%
              ------------------------------------------------
              Mexico                                      7.0%
              ------------------------------------------------
              Hong Kong                                   4.8%
              ------------------------------------------------
              China                                       3.9%
              ------------------------------------------------
              Philippines                                 3.9%
              ------------------------------------------------
              Other                                      20.4%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/06.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2006 through November 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2006 through November 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    6/01/06-
Class                       Ratio      6/01/06         11/30/06       11/30/06
--------------------------------------------------------------------------------
         Actual             1.74%     $1,000.00       $1,169.90        $9.46
    A    -----------------------------------------------------------------------
         Hypothetical (h)   1.74%     $1,000.00       $1,016.34        $8.80
--------------------------------------------------------------------------------
    B    Actual             2.39%     $1,000.00       $1,165.60       $12.97
         -----------------------------------------------------------------------
         Hypothetical (h)   2.39%     $1,000.00       $1,013.09       $12.06
--------------------------------------------------------------------------------
         Actual             2.39%     $1,000.00       $1,166.10       $12.98
    C    -----------------------------------------------------------------------
         Hypothetical (h)   2.39%     $1,000.00       $1,013.09       $12.06
--------------------------------------------------------------------------------
         Actual             1.39%     $1,000.00       $1,171.80        $7.57
    I    -----------------------------------------------------------------------
         Hypothetical (h)   1.39%     $1,000.00       $1,018.10        $7.03
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
11/30/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.9%
--------------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES/PAR          VALUE ($)
--------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 2.2%
--------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                         97,020       $  4,473,592
Companhia de Bebidas das Americas, ADR - Ordinary                              11,110            461,065
Grupo Modelo S.A. de C.V.,"C"                                               1,070,080          5,813,676
                                                                                            ------------
                                                                                            $ 10,748,333
--------------------------------------------------------------------------------------------------------
Automotive - 1.0%
--------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                  25,210       $  2,341,016
PT Astra International Tbk.                                                 1,418,000          2,467,769
                                                                                            ------------
                                                                                            $  4,808,785
--------------------------------------------------------------------------------------------------------
Broadcasting - 1.1%
--------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                      211,480       $  5,557,694
--------------------------------------------------------------------------------------------------------
Business Services - 0.9%
--------------------------------------------------------------------------------------------------------
CITIC Pacific Ltd.                                                            677,000       $  2,245,396
Sime Darby Berhad                                                           1,125,900          2,100,560
                                                                                            ------------
                                                                                            $  4,345,956
--------------------------------------------------------------------------------------------------------
Cable TV - 0.5%
--------------------------------------------------------------------------------------------------------
Naspers Ltd.                                                                  121,280       $  2,473,892
--------------------------------------------------------------------------------------------------------
Chemicals - 0.8%
--------------------------------------------------------------------------------------------------------
Israel Chemicals Ltd.                                                         695,170       $  4,180,857
--------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.6%
--------------------------------------------------------------------------------------------------------
Hcl Technologies                                                              680,800       $  9,595,913
High Tech Computer Corp.                                                      136,800          3,162,615
                                                                                            ------------
                                                                                            $ 12,758,528
--------------------------------------------------------------------------------------------------------
Conglomerates - 0.5%
--------------------------------------------------------------------------------------------------------
Alfa S.A de C.V., "A"                                                         422,490       $  2,509,384
--------------------------------------------------------------------------------------------------------
Construction - 1.5%
--------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V.                                                    259,890       $  1,533,201
Corporacion Moctezuma S.A. de C.V.                                            945,700          2,438,426
Siam Cement Public Co. Ltd.                                                   459,960          3,357,279
                                                                                            ------------
                                                                                            $  7,328,906
--------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.9%
--------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                  1,108,340       $  4,608,806
--------------------------------------------------------------------------------------------------------
Electronics - 10.4%
--------------------------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                                   984,000       $  5,388,766
MediaTek, Inc.                                                                210,631          2,154,809
Samsung Electronics Co. Ltd.                                                   41,800         28,695,755
Taiwan Semiconductor Manufacturing Co. Ltd.                                 2,635,331          5,335,008
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                          898,244          9,656,123
                                                                                            ------------
                                                                                            $ 51,230,461
--------------------------------------------------------------------------------------------------------
Energy - Independent - 3.7%
--------------------------------------------------------------------------------------------------------
Addax Petroleum Corp.                                                          62,940       $  1,710,230
CNOOC Ltd.                                                                  4,921,000          4,339,724
Oil & Natural Gas Corp. Ltd.                                                  101,775          1,962,033
PTT Public Co.                                                                484,400          3,076,841
Reliance Industries Ltd.                                                      255,100          7,096,915
                                                                                            ------------
                                                                                            $ 18,185,743
--------------------------------------------------------------------------------------------------------
Energy - Integrated - 13.6%
--------------------------------------------------------------------------------------------------------
LUKOIL, ADR                                                                   204,180       $ 18,172,020
MOL Hungarian Oil & Gas                                                        22,000          2,475,640
OAO Gazprom, ADR (l)                                                          131,580          2,703,969
PetroChina Co. Ltd.                                                         7,802,000          9,929,463
Petroleo Brasileiro S.A., ADR                                                 254,590         23,969,649
Sasol Ltd.                                                                    268,870          9,447,545
                                                                                            ------------
                                                                                            $ 66,698,286
--------------------------------------------------------------------------------------------------------
Food & Beverages - 1.5%
--------------------------------------------------------------------------------------------------------
Coca-Cola Hellenic Bottling Co. S.A.                                           67,600       $  2,470,062
Embotelladoras Arca S.A. de C.V.                                              776,300          2,546,255
Gpo Continental                                                             1,176,300          2,250,646
                                                                                            ------------
                                                                                            $  7,266,963
--------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.9%
--------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                 72,570       $  4,416,610
Votorantim Celulose e Papel S.A., ADR                                         244,795          4,871,421
                                                                                            ------------
                                                                                            $  9,288,031
--------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
--------------------------------------------------------------------------------------------------------
Resorts World Berhad                                                          644,900       $  2,352,869
--------------------------------------------------------------------------------------------------------
General Merchandise - 1.9%
--------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                        286,730       $  2,622,733
Shinsegae Co. Ltd.                                                              3,750          2,408,942
Wal-Mart de Mexico S.A. de C.V.                                             1,197,000          4,477,987
                                                                                            ------------
                                                                                            $  9,509,662
--------------------------------------------------------------------------------------------------------
Insurance - 1.0%
--------------------------------------------------------------------------------------------------------
Sanlam Ltd.                                                                 1,980,240       $  4,924,663
--------------------------------------------------------------------------------------------------------
Internet - 1.0%
--------------------------------------------------------------------------------------------------------
NHN Corp.                                                                      21,873       $  2,483,027
Universo Online S.A., IPS (a)                                                 398,000          2,374,746
                                                                                            ------------
                                                                                            $  4,857,773
--------------------------------------------------------------------------------------------------------
Major Banks - 4.8%
--------------------------------------------------------------------------------------------------------
First Financial Holding Co.                                                 3,208,000       $  2,394,474
Kookmin Bank                                                                  139,900         10,898,757
Korea Exchange Bank (a)                                                        84,080          1,230,417
Malayan Banking Berhad                                                        906,200          2,905,451
Standard Bank Group Ltd.                                                      482,490          5,932,116
                                                                                            ------------
                                                                                            $ 23,361,215
--------------------------------------------------------------------------------------------------------
Metals & Mining - 10.1%
--------------------------------------------------------------------------------------------------------
Anglo American PLC                                                            107,890       $  5,009,823
China Steel Corp.                                                           2,101,527          2,130,431
Companhia Siderurgica Nacional S.A., ADR (l)                                   63,770          1,901,621
Companhia Vale do Rio Doce, ADR                                               565,190         15,689,674
Grupo Mexico SAB, "B"                                                         712,300          2,584,247
KGHM Polska Miedz S.A.                                                         62,270          2,197,129
Mining & Metallurgical Co. Norilsk Nickel, ADR                                 27,410          4,248,550
POSCO, ADR                                                                    123,370          9,728,958
Southern Copper Corp. (l)                                                      42,410          2,320,251
Ternium S.A., ADR (a)                                                          80,880          1,925,753
Usinas Siderurgicas de Minas Gerais S.A., IPS                                  50,400          1,705,254
                                                                                            ------------
                                                                                            $ 49,441,691
--------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.4%
--------------------------------------------------------------------------------------------------------
Transneft, IPS                                                                    910       $  2,193,100
--------------------------------------------------------------------------------------------------------
Oil Services - 0.7%
--------------------------------------------------------------------------------------------------------
Addax Petroleum Corp. (a)(n)                                                  128,710       $  3,497,358
--------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 11.3%
--------------------------------------------------------------------------------------------------------
Absa Group Ltd.                                                               298,212       $  4,695,563
African Bank Investments Ltd.                                               1,241,710          4,904,386
Ayala Corp.                                                                   186,680          1,874,335
Banco Bradesco                                                                  4,599            173,154
Banco Bradesco S.A., IPS                                                      203,700          7,669,371
Banco Nossa Caixa S.A.                                                        158,510          3,684,881
Banco Santander Chile, ADR                                                     49,700          2,412,935
Cathay Financial Holding Co. Ltd.                                           2,014,708          4,545,625
FirstRand Ltd.                                                              1,861,200          5,140,891
Hana Financial Group, Inc.                                                     48,900          2,499,327
MCB Bank Ltd.                                                                 620,800          2,600,690
OTP Bank Ltd., GDR                                                             45,410          3,519,275
PT Bank Central Asia Tbk.                                                   3,871,500          2,238,838
Sberbank                                                                        1,100          2,744,500
Shinhan Financial Group Co. Ltd.                                               62,100          3,023,646
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                               45,770          3,875,346
                                                                                            ------------
                                                                                            $ 55,602,763
--------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.5%
--------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                         1,676,546       $ 12,202,954
--------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.0%
--------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                      302,130       $  9,686,288
--------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 1.0%
--------------------------------------------------------------------------------------------------------
Impala Platinum                                                               192,880       $  4,877,580
--------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.5%
--------------------------------------------------------------------------------------------------------
LG Chemical Ltd.                                                               52,420       $  2,419,775
--------------------------------------------------------------------------------------------------------
Specialty Stores - 2.5%
--------------------------------------------------------------------------------------------------------
Edgars Consd Store                                                            509,800       $  2,667,413
Ellerine Holdings Ltd.                                                        244,774          2,513,572
Foschini Ltd.                                                                 348,800          2,753,364
Submarino S.A.                                                                 42,690          1,269,642
Truworths International Ltd.                                                  704,800          2,945,242
                                                                                            ------------
                                                                                            $ 12,149,233
--------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 7.0%
--------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                           1,904,000       $ 16,007,713
Egyptian Mobil Services (MobiNil)                                             100,320          3,008,109
Globe Telecom, Inc.                                                           209,160          5,276,488
MTN Group Ltd.                                                                353,590          3,616,177
Vimpel-Communications, ADR (a)(l)                                              86,180          6,557,436
                                                                                            ------------
                                                                                            $ 34,465,923
--------------------------------------------------------------------------------------------------------
Telephone Services - 4.2%
--------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                                 982,500       $  1,957,712
China Telecom Corp. Ltd.                                                    6,182,000          2,845,094
Orascom Telecom Holding                                                        84,100          4,896,459
Philippine Long Distance Telephone Co.                                         99,750          4,952,270
PT Telekomunikasi Indonesia Tbk.                                            3,369,500          3,639,722
Telecom Egypt                                                                 825,600          2,150,789
                                                                                            ------------
                                                                                            $ 20,442,046
--------------------------------------------------------------------------------------------------------
Tobacco - 0.9%
--------------------------------------------------------------------------------------------------------
KT&G Corp.                                                                     69,700       $  4,567,418
--------------------------------------------------------------------------------------------------------
Trucking - 0.9%
--------------------------------------------------------------------------------------------------------
Imperial Holdings                                                             224,240       $  4,620,769
--------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.6%
--------------------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                        50,533,000       $  1,374,348
Energias do Brasil S.A.                                                       161,800          2,185,273
Enersis S.A., ADR                                                             158,100          2,404,701
Equatorial Energia S.A., IEU (a)                                              298,480          2,409,101
First Philippine Holdings Corp.                                             2,345,590          2,485,237
Inversiones Aguas Metropolitanas S.A., ADR (n)                                 86,590          2,231,184
Manila Water Co., Inc.                                                     20,746,000          4,605,569
                                                                                            ------------
                                                                                            $ 17,695,413
--------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $369,870,727)                                         $490,859,118
--------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 4.0%
--------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                            19,857,589       $ 19,857,589
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $389,728,316) (k)                                       $510,716,707
--------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.9)%                                                      (19,171,159)
--------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $491,545,548
--------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(k) As of November 30, 2006, the fund had four securities that were fair valued, aggregating $8,605,665 and 1.69% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,728,542, representing 1.2% of net assets.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
GDR     Global Depository Receipt
IEU     International Equity Unit
IPS     International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 11/30/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $19,406,629 of securities on
loan (identified cost, $389,728,316)                                $510,716,707
Cash                                                                         679
Foreign currency, at value (identified cost, $339,099)                   340,468
Receivable for investments sold                                        4,116,260
Receivable for fund shares sold                                        1,614,473
Interest and dividends receivable                                      1,112,866
------------------------------------------------------------------------------------------------------
Total assets                                                                              $517,901,453
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Notes payable                                                         $5,342,000
Payable for investments purchased                                        116,996
Payable for fund shares reacquired                                       624,304
Collateral for securities loaned, at value                            19,857,589
Payable to affiliates
  Management fee                                                          27,835
  Shareholder servicing costs                                              2,919
  Distribution and service fees                                           11,538
  Administrative services fee                                                512
Payable for independent trustees' compensation                             5,668
Accrued expenses and other liabilities                                   366,544
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $26,355,905
------------------------------------------------------------------------------------------------------
Net assets                                                                                $491,545,548
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $333,419,541
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $233,896 deferred country tax)                               120,771,176
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 29,794,502
Undistributed net investment income                                    7,560,329
------------------------------------------------------------------------------------------------------
Net assets                                                                                $491,545,548
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   13,040,333
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $242,082,777
  Shares outstanding                                                   6,391,566
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $37.88
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share                                 $40.19
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $65,836,588
  Shares outstanding                                                   1,815,958
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $36.25
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $63,243,118
  Shares outstanding                                                   1,762,797
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $35.88
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $120,383,065
  Shares outstanding                                                   3,070,012
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $39.21
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 11/30/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $8,144,826
  Interest                                                                157,278
  Foreign taxes withheld                                                 (706,666)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $7,595,438
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,258,751
  Distribution and service fees                                           953,293
  Shareholder servicing costs                                             308,849
  Administrative services fee                                              42,904
  Independent trustees' compensation                                        5,835
  Custodian fee                                                           260,946
  Shareholder communications                                               30,096
  Auditing fees                                                            24,330
  Legal fees                                                                4,379
  Miscellaneous                                                            59,212
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $3,948,595
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (51,261)
  Reduction of expenses by investment adviser                              (1,094)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,896,240
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $3,699,198
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $41,542 country tax)                $18,337,401
  Foreign currency transactions                                          (705,857)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                               $17,631,544
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $79,691 decrease in deferred country tax)       $48,115,610
  Translation of assets and liabilities in foreign currencies              29,870
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                                $48,145,480
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $65,777,024
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $69,476,222
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                     11/30/06                  5/31/06
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $3,699,198               $3,728,704
Net realized gain (loss) on investments and foreign currency
transactions                                                       17,631,544               25,945,348
Net unrealized gain (loss) on investments and foreign
currency translation                                               48,145,480               40,095,960
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $69,476,222              $69,770,012
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                 $--                $(690,855)
  Class B                                                                  --                  (25,922)
  Class C                                                                  --                  (78,017)
  Class I                                                                  --                 (427,330)
From net realized gain on investments and foreign currency transactions
  Class A                                                                  --               (8,923,686)
  Class B                                                                  --               (3,761,726)
  Class C                                                                  --               (1,891,480)
  Class I                                                                  --               (3,870,916)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--             $(19,669,932)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $14,390,748             $191,366,119
------------------------------------------------------------------------------------------------------
Redemption fees                                                       $13,579                  $12,763
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $83,880,549             $241,478,962
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            407,664,999              166,186,037
At end of period (including undistributed net investment
income of $7,560,329 and $3,861,131, respectively)               $491,545,548             $407,664,999
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                    YEARS ENDED 5/31
                                           ENDED      -------------------------------------------------------------------------
CLASS A                                 11/30/06             2006            2005            2004            2003          2002
                                     (UNAUDITED)

Net asset value,
beginning of period                       $32.38           $25.12          $19.15          $13.67          $15.16        $14.07
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                $0.30            $0.44           $0.28           $0.11           $0.09         $0.05
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  5.20             9.12            5.72            5.52           (1.58)         1.04
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $5.50            $9.56           $6.00           $5.63          $(1.49)        $1.09
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $--           $(0.17)         $(0.03)         $(0.15)            $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                                --            (2.13)             --              --              --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                 $--           $(2.30)         $(0.03)         $(0.15)            $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                $0.00(w)         $0.00(w)        $0.00(w)        $0.00(w)          $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $37.88           $32.38          $25.12          $19.15          $13.67        $15.16
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 16.99(n)         38.79           31.32           41.34           (9.83)         7.60
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)       1.74(a)          1.78            1.88            2.20            2.49          2.54
Expenses after expense reductions(f)        1.74(a)          1.78            1.88            2.10            2.29          2.34
Net investment income                       1.80(a)          1.41            1.25            0.62            0.68          0.37
Portfolio turnover                            49               58              73             116             214           189
Net assets at end of period
(000 Omitted)                           $242,083         $192,718         $77,352         $48,806         $27,180       $33,212
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                    YEARS ENDED 5/31
                                            ENDED      ------------------------------------------------------------------------
CLASS B                                  11/30/06            2006            2005            2004            2003          2002
                                      (UNAUDITED)

Net asset value,
beginning of period                        $31.10          $24.22          $18.57          $13.28          $14.79        $13.80
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)          $0.20           $0.22           $0.12           $0.01           $0.01        $(0.01)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   4.95            8.81            5.53            5.36           (1.52)         1.00
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $5.15           $9.03           $5.65           $5.37          $(1.51)        $0.99
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $--          $(0.02)            $--          $(0.08)            $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                                 --           (2.13)             --              --              --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $--          $(2.15)            $--          $(0.08)            $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                 $0.00(w)        $0.00(w)        $0.00(w)        $0.00(w)          $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $36.25          $31.10          $24.22          $18.57          $13.28        $14.79
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  16.56(n)        37.96           30.43           40.64          (10.34)         7.17
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        2.39(a)         2.43            2.53            2.73            2.99          3.04
Expenses after expense reductions (f)        2.39(a)         2.43            2.53            2.63            2.79          2.84
Net investment income (loss)                 1.22(a)         0.74            0.56            0.08            0.10         (0.10)
Portfolio turnover                             49              58              73             116             214           189
Net assets at end of period
(000 Omitted)                             $65,837         $65,700         $36,289         $31,053         $21,568       $32,671
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED      ------------------------------------------------------------------------
CLASS C                                  11/30/06            2006            2005            2004            2003          2002
                                      (UNAUDITED)

Net asset value,
beginning of period                        $30.77          $24.05          $18.44          $13.19          $14.69        $13.71
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)          $0.19           $0.25           $0.13           $0.01           $0.01        $(0.01)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   4.92            8.69            5.48            5.33           (1.51)         0.99
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $5.11           $8.94           $5.61           $5.34          $(1.50)        $0.98
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $--          $(0.09)            $--          $(0.09)            $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                                 --           (2.13)             --              --              --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $--          $(2.22)            $--          $(0.09)            $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                 $0.00(w)        $0.00(w)        $0.00(w)        $0.00(w)          $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $35.88          $30.77          $24.05          $18.44          $13.19        $14.69
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  16.61(n)        37.89           30.42           40.73          (10.35)         7.15
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        2.39(a)         2.44            2.53            2.73            2.99          3.04
Expenses after expense reductions (f)        2.39(a)         2.44            2.53            2.63            2.79          2.84
Net investment income (loss)                 1.16(a)         0.82            0.59            0.08            0.08         (0.05)
Portfolio turnover                             49              58              73             116             214           189
Net assets at end of period
(000 Omitted)                             $63,243         $52,604         $11,022          $7,013          $3,063        $5,213
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED      ------------------------------------------------------------------------
CLASS I                                  11/30/06            2006            2005            2004            2003          2002
                                      (UNAUDITED)

Net asset value,
beginning of period                        $33.46          $25.87          $19.72          $14.05          $15.50        $14.32
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.38           $0.56           $0.37           $0.20           $0.25         $0.17
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   5.37            9.40            5.88            5.68           (1.70)         1.01
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $5.75           $9.96           $6.25           $5.88          $(1.45)        $1.18
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $--          $(0.24)         $(0.10)         $(0.21)            $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                                 --           (2.13)             --              --              --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $--          $(2.37)         $(0.10)         $(0.21)            $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                 $0.00(w)        $0.00(w)        $0.00(w)        $0.00(w)          $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $39.21          $33.46          $25.87          $19.72          $14.05        $15.50
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                     17.18(n)        39.25           31.74           42.04           (9.42)         8.24
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        1.39(a)         1.43            1.53            1.73            1.99          2.04
Expenses after expense reductions(f)         1.39(a)         1.43            1.53            1.63            1.79          1.84
Net investment income                        2.15(a)         1.76            1.60            1.08            1.93          1.23
Portfolio turnover                             49              58              73             116             214           189
Net assets at end of period
(000 Omitted)                            $120,383         $96,643         $41,523         $18,821         $12,317        $2,590
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Equity Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Due to systems limitations associated with the transition from applying a 5 business day redemption fee to a 30 calendar day redemption fee, the fund did not impose redemption fees with respect to purchases made in March 2005 followed by redemptions made in April 2005. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders is as follows:

                                                          5/31/06       5/31/05

Ordinary income (including any short-term
capital gains)                                         $6,747,638      $201,869

Long-term capital gain                                 12,922,294            --
-------------------------------------------------------------------------------
Total distributions                                   $19,669,932      $201,869
-------------------------------------------------------------------------------

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 11/30/06

          Cost of investments                           $390,896,879
          ----------------------------------------------------------
          Gross appreciation                            $122,213,392
          Gross depreciation                              (2,393,564)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $119,819,828

          AS OF 5/31/06

          Undistributed ordinary income                  $12,804,024
          Undistributed long-term capital gain             4,482,803
          Other temporary differences                       (261,569)
          Net unrealized appreciation (depreciation)      71,624,527

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than May 30, 2008. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

     First $500 million of average daily net assets             1.05%
     Average daily net assets in excess of $500 million         1.00%

The management fee incurred for the six months ended November 30, 2006 was equivalent to an annual effective rate of 1.05% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $28,835 for the six months ended November 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%            $366,676
Class B                             0.75%              0.25%              1.00%             1.00%             312,221
Class C                             0.75%              0.25%              1.00%             1.00%             274,396
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $953,293

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    November 30, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2006, were as follows:

                                                       AMOUNT

              Class A                                 $13,475
              Class B                                 $44,125
              Class C                                 $20,299

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2006, the fee was $198,370, which equated to 0.0921% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended November 30, 2006, these costs amounted to $55,873. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended November 30, 2006 was equivalent to an annual effective rate of 0.0199% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $126. This amount is included in independent trustees' compensation for the six months ended November 30, 2006. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $4,563 at November 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended November 30, 2006, the fee paid to Tarantino LLC was $1,105. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,094, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $231,870,184 and $210,004,864, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                       11/30/06                         5/31/06
                                               SHARES          AMOUNT          SHARES           AMOUNT
Shares sold
  Class A                                      1,751,236      $58,389,277      4,308,913      $137,635,130
  Class B                                        194,935        6,303,071      1,312,258        39,903,454
  Class C                                        334,032       10,629,879      1,449,888        44,778,689
  Class I                                        604,519       20,620,608      1,637,468        54,666,622
-----------------------------------------------------------------------------------------------------------
                                               2,884,722      $95,942,835      8,708,527      $276,983,895

Shares issued to shareholders in
reinvestment of distributions
  Class A                                             --              $--        295,253        $8,842,844
  Class B                                             --               --        121,022         3,490,265
  Class C                                             --               --         50,951         1,454,149
  Class I                                             --               --        104,755         3,236,928
-----------------------------------------------------------------------------------------------------------
                                                      --              $--        571,981       $17,024,186

Shares reacquired
  Class A                                     (1,311,177)    $(43,253,390)    (1,732,010)     $(54,895,993)
  Class B                                       (491,843)     (15,557,480)      (818,420)      (24,941,611)
  Class C                                       (280,790)      (8,642,717)      (249,585)       (7,701,997)
  Class I                                       (422,411)     (14,098,500)      (459,502)      (15,102,361)
-----------------------------------------------------------------------------------------------------------
                                              (2,506,221)    $(81,552,087)    (3,259,517)    $(102,641,962)

Net change
  Class A                                        440,059      $15,135,887      2,872,156       $91,581,981
  Class B                                       (296,908)      (9,254,409)       614,860        18,452,108
  Class C                                         53,242        1,987,162      1,251,254        38,530,841
  Class I                                        182,108        6,522,108      1,282,721        42,801,189
-----------------------------------------------------------------------------------------------------------
                                                 378,501      $14,390,748      6,020,991      $191,366,119

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 18% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2006, the fund's commitment fee and interest expense were $1,203 and $3,894, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one- year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint that reduces the Fund's advisory fee rate on net assets over $500 million. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
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your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

MFS(R) INTERNATIONAL DIVERSIFICATION FUND

LETTER FROM THE CEO                                            1
----------------------------------------------------------------
PORTFOLIO COMPOSITION                                          2
----------------------------------------------------------------
EXPENSE TABLE                                                  3
----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                       5
----------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                            6
----------------------------------------------------------------
STATEMENT OF OPERATIONS                                        9
----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                           10
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                          12
----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 25
----------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                 36
----------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                         40
----------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                40
----------------------------------------------------------------
CONTACT INFORMATION                                   BACK COVER
----------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                       11/30/06
                                                                        MDI-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    January 16, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO TARGET ALLOCATION

              International Stock Funds                 100.0%

              PORTFOLIO ACTUAL ALLOCATION

              International Stock Funds                  99.6%
              Cash & Other Net Assets                     0.4%

PORTFOLIO HOLDINGS

MFS Research International Fund                          34.8%
--------------------------------------------------------------
MFS International Value Fund                             24.9%
--------------------------------------------------------------
MFS International Growth Fund                            24.9%
--------------------------------------------------------------
MFS International New Discovery Fund                     10.0%
--------------------------------------------------------------
MFS Emerging Markets Equity Fund                          5.0%
--------------------------------------------------------------
Cash & Other Net Assets                                   0.4%
--------------------------------------------------------------

Percentages are based on net assets as of 11/30/06.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2006 through November 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2006 through November 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                            Annualized    Beginning       Ending      Period(p)
   Share                      Expense   Account Value  Account Value   6/01/06-
   Class                       Ratio       6/01/06       11/30/06      11/30/06
--------------------------------------------------------------------------------
            Actual             0.39%      $1,000.00      $1,114.80      $2.07
  Class A   --------------------------------------------------------------------
            Hypothetical (h)   0.39%      $1,000.00      $1,023.11      $1.98
--------------------------------------------------------------------------------
            Actual             1.04%      $1,000.00      $1,112.10      $5.51
  Class B   --------------------------------------------------------------------
            Hypothetical (h)   1.04%      $1,000.00      $1,019.85      $5.27
--------------------------------------------------------------------------------
            Actual             1.04%      $1,000.00      $1,112.20      $5.51
  Class C   --------------------------------------------------------------------
            Hypothetical (h)   1.04%      $1,000.00      $1,019.85      $5.27
--------------------------------------------------------------------------------
            Actual             0.04%      $1,000.00      $1,117.30      $0.21
  Class I   --------------------------------------------------------------------
            Hypothetical (h)   0.04%      $1,000.00      $1,024.87      $0.20
--------------------------------------------------------------------------------
            Actual             0.54%      $1,000.00      $1,114.40      $2.86
  Class R   --------------------------------------------------------------------
            Hypothetical (h)   0.54%      $1,000.00      $1,022.36      $2.74
--------------------------------------------------------------------------------
            Actual             1.14%      $1,000.00      $1,111.00      $6.03
 Class R1   --------------------------------------------------------------------
            Hypothetical (h)   1.14%      $1,000.00      $1,019.35      $5.77
--------------------------------------------------------------------------------
            Actual             0.79%      $1,000.00      $1,112.70      $4.18
 Class R2   --------------------------------------------------------------------
            Hypothetical (h)   0.79%      $1,000.00      $1,021.11      $4.00
--------------------------------------------------------------------------------
            Actual             0.69%      $1,000.00      $1,113.30      $3.66
 Class R3   --------------------------------------------------------------------
            Hypothetical (h)   0.69%      $1,000.00      $1,021.61      $3.50
--------------------------------------------------------------------------------
             Actual            0.44%      $1,000.00      $1,115.10      $2.33
 Class R4   --------------------------------------------------------------------
            Hypothetical (h)   0.44%      $1,000.00      $1,022.86      $2.23
--------------------------------------------------------------------------------
            Actual             0.14%      $1,000.00      $1,116.80      $0.74
 Class R5   --------------------------------------------------------------------
            Hypothetical (h)   0.14%      $1,000.00      $1,024.37      $0.71
--------------------------------------------------------------------------------
            Actual             0.64%      $1,000.00      $1,113.70      $3.39
Class 529A  --------------------------------------------------------------------
            Hypothetical (h)   0.64%      $1,000.00      $1,021.86      $3.24
--------------------------------------------------------------------------------
            Actual             1.28%      $1,000.00      $1,110.70      $6.77
Class 529B  --------------------------------------------------------------------
            Hypothetical (h)   1.28%      $1,000.00      $1,018.65      $6.48
--------------------------------------------------------------------------------
            Actual             1.28%      $1,000.00      $1,109.80      $6.77
Class 529C  --------------------------------------------------------------------
            Hypothetical (h)   1.28%      $1,000.00      $1,018.65      $6.48
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
11/30/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Mutual Funds - 99.6%
----------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR           VALUE ($)
----------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund - Class I (h)                        2,202,324        $   86,353,112
MFS International Growth Fund - Class I (h)                          15,011,382           431,126,883
MFS International New Discovery Fund - Class I                        5,849,994           172,574,816
MFS International Value Fund - Class I (h)                           13,052,860           431,135,979
MFS Research International Fund - Class I (h)                        28,271,698           603,600,762
-----------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $1,444,946,451)                                   $1,724,791,552
-----------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.7%
-----------------------------------------------------------------------------------------------------
UBS Financial Delaware LLC, 5.3%, due 12/01/06, at Amortized
Cost and Value (y)                                                  $11,414,000        $   11,414,000
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,456,360,451)                                    $1,736,205,552
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.3)%                                                    (4,915,132)
-----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                    $1,731,290,420
-----------------------------------------------------------------------------------------------------

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 11/30/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-----------------------------------------------------------------------------------------------------
Investments, unaffiliated (identified cost, $156,289,025)            $183,988,816
Affiliated issuers (identified at cost, $1,300,071,426)             1,552,216,736
-----------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $1,456,360,451)                          $1,736,205,552
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       $11,459,215
Receivable from investment adviser                                         76,427
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,747,741,194
-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payable to custodian                                                       $3,877
Payable for investments purchased                                      14,250,798
Payable for fund shares reacquired                                      2,118,604
Payable to affiliates
  Distribution and service fees                                            56,026
  Administrative services fee                                                  96
  Program manager fee                                                          26
  Retirement plan administration and service fees                             322
Payable for independent trustees' compensation                              1,446
Accrued expenses and other liabilities                                     19,579
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $16,450,774
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,731,290,420
-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                    $1,437,711,387
Unrealized appreciation (depreciation) on investments                 279,845,101
Accumulated net realized gain (loss) on investments                    18,023,633
Accumulated net investment loss                                        (4,289,701)
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,731,290,420
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                $109,185,917
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                         $933,376,323
  Shares outstanding                                                   58,628,404
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $15.92
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value
  per share)                                                                                   $16.89
-----------------------------------------------------------------------------------------------------
Class B shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                         $190,307,379
  Shares outstanding                                                   12,070,723
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.77
-----------------------------------------------------------------------------------------------------
Class C shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                         $501,892,198
  Shares outstanding                                                   31,854,228
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.76
-----------------------------------------------------------------------------------------------------
Class I shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                          $59,254,520
  Shares outstanding                                                    3,703,893
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $16.00
-----------------------------------------------------------------------------------------------------
Class R shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $8,425,966
  Shares outstanding                                                      530,452
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $15.88
-----------------------------------------------------------------------------------------------------
Class R1 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $2,196,327
  Shares outstanding                                                      139,807
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $15.71
-----------------------------------------------------------------------------------------------------
Class R2 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $1,241,355
  Shares outstanding                                                       78,560
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $15.80
-----------------------------------------------------------------------------------------------------
Class R3 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $7,074,620
  Shares outstanding                                                      447,189
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $15.82
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                          $24,723,188
  Shares outstanding                                                    1,556,311
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $15.89
-----------------------------------------------------------------------------------------------------
Class R5 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $840,377
  Shares outstanding                                                       52,634
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $15.97
-----------------------------------------------------------------------------------------------------
Class 529A shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $838,622
  Shares outstanding                                                       52,832
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $15.87
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value
  per share)                                                                                   $16.84
-----------------------------------------------------------------------------------------------------
Class 529B shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $328,561
  Shares outstanding                                                       20,733
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.85
-----------------------------------------------------------------------------------------------------
Class 529C shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $790,984
  Shares outstanding                                                       50,151
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.77
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 11/30/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT LOSS
--------------------------------------------------------------------------------------------------
Interest                                                                                  $233,717
--------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                                      $4,267,547
  Program manager fees                                                    2,098
  Shareholder servicing costs                                           376,186
  Administrative services fee                                             8,775
  Retirement plan administration and services fees                       24,753
  Independent trustees' compensation                                      9,819
  Custodian fee                                                          83,590
  Shareholder communications                                             59,149
  Auditing fees                                                          21,162
  Legal fees                                                             10,651
  Miscellaneous                                                         106,690
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $4,970,420
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (34,058)
  Reduction of expenses by investment adviser                          (412,944)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $4,523,418
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(4,289,701)
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (including $431,052 from transactions
  in securities from affiliated issuers)                                                  $456,246
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                         $169,927,672
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                $170,383,918
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $166,094,217
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                          SIX MONTHS ENDED           YEAR ENDED
                                                                  11/30/06              3/31/06
                                                               (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                   $(4,289,701)            $302,747
Net realized gain (loss) on investments                            456,246           34,477,358
Net unrealized gain (loss) on investments                      169,927,672          111,415,796
-----------------------------------------------------------------------------------------------
Change in net assets from operations                          $166,094,217         $146,195,901
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income
  Class A                                                              $--          $(7,710,829)
  Class B                                                               --           (1,824,165)
  Class C                                                               --           (4,399,834)
  Class I                                                               --             (380,517)
  Class R                                                               --             (121,090)
  Class R1                                                              --               (6,651)
  Class R2                                                              --               (4,359)
  Class R3                                                              --              (24,894)
  Class R4                                                              --              (58,713)
  Class R5                                                              --               (1,509)
  Class 529A                                                            --               (5,289)
  Class 529B                                                            --               (1,198)
  Class 529C                                                            --               (6,004)

Statements of Changes In Net Assets (unaudited) - continued

From net realized gain on investments
  Class A                                                              $--          $(1,323,435)
  Class B                                                               --             (365,707)
  Class C                                                               --             (876,403)
  Class I                                                               --              (60,229)
  Class R                                                               --              (21,306)
  Class R1                                                              --               (1,246)
  Class R2                                                              --                 (807)
  Class R3                                                              --               (4,288)
  Class R4                                                              --               (9,610)
  Class R5                                                              --                 (245)
  Class 529A                                                            --                 (995)
  Class 529B                                                            --                 (433)
  Class 529C                                                            --               (1,508)
-----------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $--         $(17,211,264)
-----------------------------------------------------------------------------------------------
Change in net assets from fund share transactions             $396,171,689         $713,126,406
-----------------------------------------------------------------------------------------------
Total change in net assets                                    $562,265,906         $842,111,043
-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
At beginning of period                                       1,169,024,514          326,913,471
At end of period                                            $1,731,290,420       $1,169,024,514
-----------------------------------------------------------------------------------------------
Accumulated net investment loss included in net assets
at end of period                                               $(4,289,701)                 $--
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                             SIX MONTHS           YEARS ENDED 5/31
                                                                  ENDED        ---------------------
CLASS A                                                        11/30/06            2006      2005(c)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $14.28          $11.18       $10.00
----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                               $(0.03)          $0.04        $0.04
  Net realized and unrealized gain (loss) on investments           1.67            3.44         1.22
----------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.64           $3.48        $1.26
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
  From net investment income                                        $--          $(0.32)      $(0.08)
  From net realized gain on investments                              --           (0.06)          --
----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--          $(0.38)      $(0.08)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.92          $14.28       $11.18
----------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                           11.48(n)        31.48        12.61(n)
----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          0.45(a)         0.52         0.71(a)
Expenses after expense reductions (f)(h)(z)                        0.39(a)         0.35         0.35(a)
Net investment income (loss)                                      (0.35)(a)        0.34         0.51(a)
Portfolio turnover                                                    0(u)            1            0(u)
Net assets at end of period (000 Omitted)                      $933,376        $588,469     $170,485
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS          YEARS ENDED 5/31
                                                                  ENDED        --------------------
CLASS B                                                        11/30/06            2006     2005(c)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $14.18          $11.14      $10.00
---------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------
  Net investment loss (d)                                        $(0.07)         $(0.04)     $(0.01)
  Net realized and unrealized gain (loss) on investments           1.66            3.42        1.23
---------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.59           $3.38       $1.22
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
  From net investment income                                        $--          $(0.28)     $(0.08)
  From net realized gain on investments                              --           (0.06)         --
---------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--          $(0.34)     $(0.08)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.77          $14.18      $11.14
---------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                           11.21(n)        30.58       12.14(n)
---------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          1.09(a)         1.17        1.36(a)
Expenses after expense reductions (f)(h)(z)                        1.04(a)         1.00        1.00(a)
Net investment loss                                               (1.00)(a)       (0.30)      (0.16)(a)
Portfolio turnover                                                    0(u)            1           0(u)
Net assets at end of period (000 Omitted)                      $190,307        $149,728     $46,305
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS           YEARS ENDED 5/31
                                                                  ENDED        ---------------------
CLASS C                                                        11/30/06            2006      2005(c)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $14.17          $11.13       $10.00
----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment loss (d)                                        $(0.07)         $(0.04)      $(0.02)
  Net realized and unrealized gain (loss) on investments           1.66            3.42         1.22
----------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.59           $3.38        $1.20
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
  From net investment income                                        $--          $(0.28)      $(0.07)
  From net realized gain on investments                              --           (0.06)          --
----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--          $(0.34)      $(0.07)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.76          $14.17       $11.13
----------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                           11.22(n)        30.63        12.03(n)
----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          1.09(a)         1.17         1.36(a)
Expenses after expense reductions (f)(h)(z)                        1.04(a)         1.00         1.00(a)
Net investment loss                                               (1.00)(a)       (0.31)       (0.21)(a)
Portfolio turnover                                                    0(u)            1            0(u)
Net assets at end of period (000 Omitted)                      $501,892        $374,652     $103,225
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 5/31
                                                                  ENDED        ------------------
CLASS I                                                        11/30/06           2006    2005(c)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $14.32         $11.20     $10.00
-------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.00          $0.07      $0.06
  Net realized and unrealized gain (loss) on investments           1.68           3.46       1.23
-------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.68          $3.53      $1.29
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
  From net investment income                                        $--         $(0.35)    $(0.09)
  From net realized gain on investments                              --          (0.06)        --
-------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--         $(0.41)    $(0.09)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $16.00         $14.32     $11.20
-------------------------------------------------------------------------------------------------
Total return (%) (r)                                              11.73(n)       31.88      12.85(n)
-------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          0.10(a)        0.17       0.36(a)
Expenses after expense reductions (f)(h)(z)                        0.04(a)        0.00       0.00(a)
Net investment income                                              0.00(a)(w)     0.53       0.79(a)
Portfolio turnover                                                    0(u)           1          0(u)
Net assets at end of period (000 Omitted)                       $59,255        $33,556     $3,442
-------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 5/31
                                                                  ENDED        -----------------
CLASS R                                                        11/30/06          2006    2005(c)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $14.25        $11.17     $10.00
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                               $(0.04)        $0.03      $0.01
  Net realized and unrealized gain (loss) on investments           1.67          3.42       1.24
------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.63         $3.45      $1.25
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
  From net investment income                                        $--        $(0.31)    $(0.08)
  From net realized gain on investments                              --         (0.06)        --
------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--        $(0.37)    $(0.08)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.88        $14.25     $11.17
------------------------------------------------------------------------------------------------
Total return (%) (r)                                              11.44(n)      31.25      12.46(n)
------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          0.59(a)       0.67       0.86(a)
Expenses after expense reductions (f)(h)(z)                        0.54(a)       0.50       0.50(a)
Net investment income (loss)                                      (0.50)(a)      0.22       0.15(a)
Portfolio turnover                                                    0(u)          1          0(u)
Net assets at end of period (000 Omitted)                        $8,426        $7,067     $2,558
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 5/31
                                                                  ENDED        -----------------
CLASS R1                                                       11/30/06          2006    2005(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $14.14        $11.14     $11.41
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment loss (d)                                        $(0.08)       $(0.06)    $(0.02)
  Net realized and unrealized gain (loss) on investments           1.65          3.42      (0.25)(g)
------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.57         $3.36     $(0.27)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
  From net investment income                                        $--        $(0.30)       $--
  From net realized gain on investments                              --         (0.06)        --
------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--        $(0.36)       $--
------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.71        $14.14     $11.14
------------------------------------------------------------------------------------------------
Total return (%) (r)                                              11.10(n)      30.42      (2.37)(n)
------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          1.29(a)       1.37       1.56(a)
Expenses after expense reductions (f)(h)(z)                        1.14(a)       1.11       1.20(a)
Net investment loss                                               (1.10)(a)     (0.48)     (1.19)(a)
Portfolio turnover                                                    0(u)          1          0(u)
Net assets at end of period (000 Omitted)                        $2,196          $801        $59
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 5/31
                                                                  ENDED        -----------------
CLASS R2                                                       11/30/06          2006    2005(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $14.20        $11.14     $11.41
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment loss (d)                                        $(0.06)       $(0.03)    $(0.02)
  Net realized and unrealized gain (loss) on investments           1.66          3.45      (0.25)(g)
------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.60         $3.42     $(0.27)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
  From net investment income                                        $--        $(0.30)       $--
  From net realized gain on investments                              --         (0.06)        --
------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--        $(0.36)       $--
------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.80        $14.20     $11.14
------------------------------------------------------------------------------------------------
Total return (%) (r)                                              11.27(n)      31.00      (2.37)(n)
------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          0.99(a)       1.07       1.26(a)
Expenses after expense reductions (f)(h)(z)                        0.79(a)       0.77       0.90(a)
Net investment loss                                               (0.75)(a)     (0.24)     (0.89)(a)
Portfolio turnover                                                    0(u)          1          0(u)
Net assets at end of period (000 Omitted)                        $1,241          $799        $49
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 5/31
                                                                  ENDED        -----------------
CLASS R3                                                       11/30/06          2006    2005(c)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $14.21        $11.16     $10.00
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                               $(0.05)        $0.00(w)   $0.08
  Net realized and unrealized gain (loss) on investments           1.66          3.43       1.15
------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.61         $3.43      $1.23
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
  From net investment income                                        $--        $(0.32)    $(0.07)
  From net realized gain on investments                              --         (0.06)        --
------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--        $(0.38)    $(0.07)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.82        $14.21     $11.16
------------------------------------------------------------------------------------------------
Total return (%) (r)                                              11.33(n)      31.07      12.25(n)
------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          0.85(a)       0.92       1.12(a)
Expenses after expense reductions (f)(h)(z)                        0.69(a)       0.66       0.76(a)
Net investment income (loss)                                      (0.65)(a)      0.02       1.05(a)
Portfolio turnover                                                    0(u)          1          0(u)
Net assets at end of period (000 Omitted)                        $7,075        $2,938       $120
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 5/31
                                                                  ENDED        -----------------
CLASS R4                                                       11/30/06          2006    2005(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $14.25        $11.18     $11.44
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                               $(0.03)        $0.04     $(0.01)
  Net realized and unrealized gain (loss) on investments           1.67          3.43      (0.25)(g)
------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.64         $3.47     $(0.26)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
  From net investment income                                        $--        $(0.34)       $--
  From net realized gain on investments                              --         (0.06)        --
------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--        $(0.40)       $--
------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.89        $14.25     $11.18
------------------------------------------------------------------------------------------------
Total return (%) (r)                                              11.51(n)      31.37      (2.27)(n)
------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          0.50(a)       0.57       0.76(a)
Expenses after expense reductions (f)(h)(z)                        0.44(a)       0.40       0.40(a)
Net investment income (loss)                                      (0.40)(a)      0.31      (0.39)(a)
Portfolio turnover                                                    0(u)          1          0(u)
Net assets at end of period (000 Omitted)                       $24,723        $9,492        $49
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 5/31
                                                                  ENDED        -----------------
CLASS R5                                                       11/30/06          2006    2005(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $14.30        $11.19     $11.44
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                               $(0.01)        $0.08     $(0.00)(w)
  Net realized and unrealized gain (loss) on investments           1.68          3.43      (0.25)(g)
------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.67         $3.51     $(0.25)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
  From net investment income                                        $--        $(0.34)       $--
  From net realized gain on investments                              --         (0.06)        --
------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--        $(0.40)       $--
------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.97        $14.30     $11.19
------------------------------------------------------------------------------------------------
Total return (%) (r)                                              11.68(n)      31.73      (2.19)(n)
------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          0.20(a)       0.27       0.46(a)
Expenses after expense reductions (f)(h)(z)                        0.14(a)       0.10       0.10(a)
Net investment income (loss)                                      (0.10)(a)      0.63      (0.09)(a)
Portfolio turnover                                                    0(u)          1          0(u)
Net assets at end of period (000 Omitted)                          $840           $64        $49
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS          YEARS ENDED 5/31
                                                                  ENDED        --------------------
CLASS 529A                                                     11/30/06          2006       2005(c)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $14.25        $11.16        $10.00
---------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                               $(0.04)       $(0.00)(w)     $0.08
  Net realized and unrealized gain (loss) on investments           1.66          3.44          1.15
---------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.62         $3.44         $1.23
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
  From net investment income                                        $--        $(0.29)       $(0.07)
  From net realized gain on investments                              --         (0.06)           --
-------------------------------------------------------------- ------------------------------------
Total distributions declared to shareholders                        $--        $(0.35)       $(0.07)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.87        $14.25        $11.16
---------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                           11.37(n)      31.16         12.29(n)
---------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          0.69(a)       0.77          0.97(a)
Expenses after expense reductions (f)(h)(z)                        0.64(a)       0.60          0.61(a)
Net investment income (loss)                                      (0.60)(a)     (0.01)         1.15(a)
Portfolio turnover                                                    0(u)          1             0(u)
Net assets at end of period (000 Omitted)                          $839          $550          $144
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 5/31
                                                                  ENDED        -----------------
CLASS 529B                                                     11/30/06          2006    2005(c)
                                                            (UNAUDITED)

Net asset value, beginning of period                             $14.27        $11.13     $10.00
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                               $(0.09)       $(0.08)     $0.04
  Net realized and unrealized gain (loss) on investments           1.67          3.43       1.15
------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.58         $3.35      $1.19
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
  From net investment income                                        $--        $(0.15)    $(0.06)
  From net realized gain on investments                              --         (0.06)        --
------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--        $(0.21)    $(0.06)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.85        $14.27     $11.13
------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                           11.07(n)      30.28      11.84(n)
------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          1.34(a)       1.42       1.62(a)
Expenses after expense reductions (f)(h)(z)                        1.28(a)       1.25       1.26(a)
Net investment income (loss)                                      (1.25)(a)     (0.63)      0.58(a)
Portfolio turnover                                                    0(u)          1          0(u)
Net assets at end of period (000 Omitted)                          $329          $257       $123
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 5/31
                                                                  ENDED        -----------------
CLASS 529C                                                     11/30/06          2006    2005(c)
                                                            (UNAUDITED)
Net asset value, beginning of period                             $14.21        $11.14     $10.00
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                               $(0.09)       $(0.08)     $0.02
  Net realized and unrealized gain (loss) on investments           1.65          3.43       1.18
------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.56         $3.35      $1.20
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
  From net investment income                                        $--        $(0.22)    $(0.06)
  From net realized gain on investments                              --         (0.06)        --
------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $--        $(0.28)    $(0.06)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $15.77        $14.21     $11.14
------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                           10.98(n)      30.30      11.95(n)
------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          1.34(a)       1.42       1.62(a)
Expenses after expense reductions (f)(h)(z)                        1.28(a)       1.25       1.26(a)
Net investment income (loss)                                      (1.25)(a)     (0.59)      0.31(a)
Portfolio turnover                                                    0(u)          1          0(u)
Net assets at end of period (000 Omitted)                          $791          $651       $305
------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 30, 2004 through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests.
    Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(u) Portfolio turnover is less than 1%.
(w) Per share amount was less than $0.01.
(z) For the years ended May 31, 2005, May 31, 2006, and for the period June 1, 2006 through
    September 30, 2006, 0.10% of the expense reduction is voluntary.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS International Diversification Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund is a "fund of funds", which invests the majority of its assets in other MFS international equity mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund's accounting policies, is outlined in the underlying fund's financial statements which are available upon request or by visiting mfs.com.

The investment objectives of each of the underlying funds held by the fund at November 30, 2006 were to seek capital appreciation.

INVESTMENT VALUATIONS - Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to treating a portion of the proceeds from redemptions as a distribution for tax purposes, short-term capital gain distributions received from underlying funds, and distribution reclasses.

The tax character of distributions declared to shareholders is as follows:

                                                            5/31/06     5/31/05

Ordinary income (including any short-term
capital gains)                                          $13,868,312    $225,603
Long-term capital gain                                    3,342,952     599,389
-------------------------------------------------------------------------------
Total distributions                                     $17,211,264    $824,992

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 11/30/06

          Cost of investments                           $1,456,360,451
          ------------------------------------------------------------
          Gross appreciation                              $279,845,101
          Gross depreciation                                        --
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $279,845,101

          AS OF 5/31/06

          Undistributed long-term capital gain             $17,567,387
          Net unrealized appreciation (depreciation)       109,917,429

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than May 30, 2008. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the fund's average daily net assets. This written agreement will continue through September 30, 2007 unless changed or rescinded by the fund's Board of Trustees. For the period June 1, 2006 through September 30, 2006 the investment adviser had voluntarily agreed to bear an additional 0.10% of the fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses. This voluntary agreement was terminated on September 30, 2006. For the six months ended November 30, 2006, these reductions amounted to $405,599 and are reflected as a reduction of total expenses in the Statement of Operations. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $353,873 and $890 for the six months ended November 30, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                    TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION        SERVICE     DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE       FEE RATE          PLAN(d)           RATE(e)                 FEE
Class A                             0.10%          0.25%            0.35%             0.35%          $1,268,998
Class B                             0.75%          0.25%            1.00%             1.00%             817,712
Class C                             0.75%          0.25%            1.00%             1.00%           2,114,184
Class R                             0.25%          0.25%            0.50%             0.50%              18,770
Class R1                            0.50%          0.25%            0.75%             0.75%               5,919
Class R2                            0.25%          0.25%            0.50%             0.50%               2,674
Class R3                            0.25%          0.25%            0.50%             0.50%              11,290
Class R4                               --          0.25%            0.25%             0.25%              21,870
Class 529A                          0.25%          0.25%            0.50%             0.35%               1,218
Class 529B                          0.75%          0.25%            1.00%             1.00%               1,452
Class 529C                          0.75%          0.25%            1.00%             1.00%               3,460
---------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                  $4,267,547

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2006 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                     $1,518
              Class B                                   $113,139
              Class C                                    $56,260
              Class 529B                                     $--
              Class 529C                                     $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                    $870
              Class 529B                                     363
              Class 529C                                     865
              --------------------------------------------------
              Total Program Manager Fees                  $2,098

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended November 30, 2006, these costs amounted to $153,601.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500.

The administrative services fee incurred for the six months ended November 30, 2006 was equivalent to an annual effective rate of 0.0013% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended November 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                              ANNUAL
                                                           EFFECTIVE      TOTAL
                                               FEE RATE      RATE(g)     AMOUNT

Class R1                                          0.45%        0.35%     $3,552
Class R2                                          0.40%        0.25%      2,139
Class R3                                          0.25%        0.15%      5,645
Class R4                                          0.15%        0.15%     13,122
Class R5                                          0.10%        0.10%        295
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
Services Fees                                                           $24,753

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended November 30, 2006, this waiver amounted to $3,849 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended November 30, 2006, the fee paid to Tarantino LLC was $3,532. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,496 which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of underlying funds aggregated $393,346,858 and $3,404,775, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            SIX MONTHS ENDED                    YEAR ENDED
                                                 11/30/06                        5/31/06
                                        SHARES           AMOUNT          SHARES          AMOUNT

Shares sold
  Class A                             21,923,134      $322,114,863     29,788,469     $403,827,249
  Class B                              2,627,069        38,161,223      7,302,002       98,055,241
  Class C                              7,116,723       103,386,838     18,349,595      245,524,926
  Class I                              1,509,168        21,610,860      2,095,660       28,307,196
  Class R                                 79,991         1,177,176        367,216        4,736,178
  Class R1                                92,984         1,314,854         52,050          698,278
  Class R2                                29,000           409,157         66,646          904,786
  Class R3                               376,576         5,580,490        253,557        3,463,653
  Class R4                             1,141,156        16,448,028        912,196       12,626,541
  Class R5                                48,336           656,087              -                -
  Class 529A                              15,073           216,383         29,390          397,931
  Class 529B                               3,000            42,630         10,921          154,856
  Class 529C                               4,600            67,986         21,864          304,606
--------------------------------------------------------------------------------------------------
                                      34,966,810      $511,186,575     59,249,566     $799,001,441

Shares issued to shareholders in
reinvestment of distributions
  Class A                                     --               $--        503,505       $6,550,598
  Class B                                     --                --        131,172        1,699,989
  Class C                                     --                --        239,356        3,102,052
  Class I                                     --                --         26,962          351,311
  Class R                                     --                --         10,675          138,769
  Class R1                                    --                --            611            7,898
  Class R2                                    --                --            399            5,166
  Class R3                                    --                --          2,250           29,182
  Class R4                                    --                --          5,260           68,323
  Class R5                                    --                --            134            1,754
  Class 529A                                  --                --            483            6,284
  Class 529B                                  --                --            125            1,631
  Class 529C                                  --                --            578            7,512
--------------------------------------------------------------------------------------------------
                                              --               $--        921,510      $11,970,469

Shares reacquired
  Class A                             (4,516,754)     $(65,806,169)    (4,320,694)    $(57,530,403)
  Class B                             (1,112,975)      (15,945,565)    (1,033,408)     (13,944,977)
  Class C                             (1,694,032)      (24,488,271)    (1,427,877)     (19,259,062)
  Class I                               (148,621)       (2,151,983)       (86,680)      (1,183,084)
  Class R                                (45,342)         (672,784)      (111,098)      (1,488,142)
  Class R1                                (9,790)         (145,004)        (1,327)         (17,474)
  Class R2                                (6,739)         (102,288)       (15,128)        (195,806)
  Class R3                              (136,166)       (2,024,041)       (59,781)        (804,260)
  Class R4                              (251,081)       (3,657,019)      (255,591)      (3,282,878)
  Class R5                                  (207)           (3,121)             --              --
  Class 529A                                (821)          (11,441)        (4,220)         (47,832)
  Class 529B                                (240)           (3,311)        (4,108)         (46,521)
  Class 529C                                (280)           (3,889)        (4,026)         (45,065)
--------------------------------------------------------------------------------------------------
                                      (7,923,048)    $(115,014,886)    (7,323,938)    $(97,845,504)

Net change
  Class A                             17,406,380      $256,308,694     25,971,280     $352,847,444
  Class B                              1,514,094        22,215,658      6,399,766       85,810,253
  Class C                              5,422,691        78,898,567     17,161,074      229,367,916
  Class I                              1,360,547        19,458,877      2,035,942       27,475,423
  Class R                                 34,649           504,392        266,793        3,386,805
  Class R1                                83,194         1,169,850         51,334          688,702
  Class R2                                22,261           306,869         51,917          714,146
  Class R3                               240,410         3,556,449        196,026        2,688,575
  Class R4                               890,075        12,791,009        661,865        9,411,986
  Class R5                                48,129           652,966            134            1,754
  Class 529A                              14,252           204,942         25,653          356,383
  Class 529B                               2,760            39,319          6,938          109,966
  Class 529C                               4,320            64,097         18,416          267,053
--------------------------------------------------------------------------------------------------
                                      27,043,762      $396,171,689     52,847,138     $713,126,406

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2006, the fund's commitment fee and interest expense were $2,783 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended November 30, 2006, is set forth below:

                                        BEGINNING     ACQUISITIONS     DISPOSITIONS             ENDING
                                       SHARES/PAR       SHARES/PAR       SHARES/PAR         SHARES/PAR
AFFILIATE                                  AMOUNT           AMOUNT           AMOUNT             AMOUNT
MFS Emerging Markets Equity Fund        1,734,800          467,524               --          2,202,324
MFS International Growth Fund          11,345,054        3,689,479         (23,151)         15,011,382
MFS International Value Fund            9,724,832        3,366,371         (38,343)         13,052,860
MFS Research International Fund        21,406,300        6,933,805         (68,407)         28,271,698

                                                      CAPITAL GAIN
                                                     DISTRIBUTIONS
                                                              FROM
                                         REALIZED       UNDERLYING         DIVIDEND             ENDING
AFFILIATE                             GAIN (LOSS)            FUNDS           INCOME              VALUE
MFS Emerging Markets Equity Fund              $--              $--              $--        $86,353,112
MFS International Growth Fund              98,902               --               --        431,126,883
MFS International Value Fund              142,986               --               --        431,135,979
MFS Research International Fund           189,164               --               --        603,600,762
------------------------------------------------------------------------------------------------------
                                         $431,052              $--              $--     $1,552,216,736

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ending December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/ objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance of the Fund's Class A shares as well as the performance of peer groups of funds for the one-year period ended December 31, 2005. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations in September, 2004; therefore, no performance data for the three- or five-year period was available. Because of the passage of time, this performance may differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees charged by the funds in which it invests (the "Underlying Funds"). The Trustees also noted that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the expense limitation) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund does not bear an advisory fee and therefore no breakpoint was necessary.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees borne by the Fund as a result of its investments in the Underlying Funds represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's or the Underlying Funds' behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds' portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

    ---------------------------------------------------------------
    Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

    SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

    If you own your MFS fund shares through a financial
    institution or a retirement plan, MFS TALK, MFS Access, and
    eDelivery may not be available to you.
    ---------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

MFS(R) INTERNATIONAL GROWTH FUND

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLE                                            3
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 5
----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     10
----------------------------------------------------------
STATEMENT OF OPERATIONS                                 12
----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                     13
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    14
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           19
----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           28
----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                   32
----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                          32
----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER
----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

            --------------------------------------------------------
                       NOT FDIC INSURED o MAY LOSE VALUE o
               NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
            --------------------------------------------------------

                                                                        11/30/06
                                                                         FGF-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    January 16, 2007

The expressed opinions in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              96.6%
              Cash & Other Net Assets                     3.4%

              TOP 10 HOLDINGS

              Roche Holding AG                            3.0%
              ------------------------------------------------
              TOTAL S.A.                                  2.9%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       2.5%
              ------------------------------------------------
              HSBC Holdings PLC                           2.5%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.4%
              ------------------------------------------------
              BHP Billiton Ltd.                           2.4%
              ------------------------------------------------
              Tesco PLC                                   2.4%
              ------------------------------------------------
              UBS AG                                      1.9%
              ------------------------------------------------
              Nestle S.A.                                 1.9%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.5%
              ------------------------------------------------
              Technology                                 12.5%
              ------------------------------------------------
              Retailing                                   9.4%
              ------------------------------------------------
              Consumer Staples                            9.4%
              ------------------------------------------------
              Health Care                                 9.2%
              ------------------------------------------------
              Basic Materials                             7.8%
              ------------------------------------------------
              Leisure                                     7.2%
              ------------------------------------------------
              Energy                                      6.8%
              ------------------------------------------------
              Utilities & Communications                  5.3%
              ------------------------------------------------
              Industrial Goods & Services                 4.8%
              ------------------------------------------------
              Autos & Housing                             3.0%
              ------------------------------------------------
              Special Products & Services                 0.7%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             16.1%
              ------------------------------------------------
              Japan                                      14.3%
              ------------------------------------------------
              France                                     11.2%
              ------------------------------------------------
              Switzerland                                10.2%
              ------------------------------------------------
              Germany                                     5.3%
              ------------------------------------------------
              Norway                                      3.2%
              ------------------------------------------------
              Italy                                       3.0%
              ------------------------------------------------
              Hong Kong                                   2.9%
              ------------------------------------------------
              South Korea                                 2.9%
              ------------------------------------------------
              Other                                      30.9%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/06.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2006 through November 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2006 through November 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    6/01/06-
Class                       Ratio      6/01/06         11/30/06       11/30/06
--------------------------------------------------------------------------------
      Actual                1.52%     $1,000.00      $1,117.40         $8.07
  A   --------------------------------------------------------------------------
      Hypothetical (h)      1.52%     $1,000.00      $1,017.45         $7.69
--------------------------------------------------------------------------------
      Actual                2.17%     $1,000.00      $1,113.70        $11.50
  B   --------------------------------------------------------------------------
      Hypothetical (h)      2.17%     $1,000.00      $1,014.19        $10.96
--------------------------------------------------------------------------------
      Actual                2.17%     $1,000.00      $1,113.70        $11.50
  C   --------------------------------------------------------------------------
      Hypothetical (h)      2.17%     $1,000.00      $1,014.19        $10.96
--------------------------------------------------------------------------------
      Actual                1.17%     $1,000.00      $1,118.80         $6.21
  I   --------------------------------------------------------------------------
      Hypothetical (h)      1.17%     $1,000.00      $1,019.20         $5.92
--------------------------------------------------------------------------------
      Actual                1.27%     $1,000.00      $1,118.60         $6.74
  W   Hypothetical (h)      1.27%     $1,000.00      $1,018.70         $6.43
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
11/30/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.6%
--------------------------------------------------------------------------------------------------------
ISSUER                                                                      SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------------
Aerospace - 0.7%
--------------------------------------------------------------------------------------------------------
Finmeccanica S.p.A.                                                           257,300    $     6,385,100
--------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.2%
--------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                         45,470    $    10,072,289
--------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 4.3%
--------------------------------------------------------------------------------------------------------
Adidas AG                                                                      92,500    $     4,557,586
Li & Fung Ltd.                                                              3,817,200         11,090,164
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                     208,470         21,625,805
                                                                                         ---------------
                                                                                         $    37,273,555
--------------------------------------------------------------------------------------------------------
Automotive - 2.2%
--------------------------------------------------------------------------------------------------------
Continental AG                                                                 67,534    $     7,673,159
Toyota Industries Corp.                                                       252,100         11,085,387
                                                                                         ---------------
                                                                                         $    18,758,546
--------------------------------------------------------------------------------------------------------
Biotechnology - 1.0%
--------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                              48,160    $     8,590,094
--------------------------------------------------------------------------------------------------------
Broadcasting - 3.6%
--------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                               241,290    $     5,750,922
Grupo Televisa S.A., ADR                                                      351,090          9,226,645
WPP Group PLC                                                               1,227,590         16,289,900
                                                                                         ---------------
                                                                                         $    31,267,467
--------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.1%
--------------------------------------------------------------------------------------------------------
Daiwa Securities Group Inc.                                                   724,000    $     8,299,840
EFG International (a)                                                           7,617            286,091
Julius Baer Holding Ltd.                                                       84,546          8,997,258
                                                                                         ---------------
                                                                                         $    17,583,189
--------------------------------------------------------------------------------------------------------
Business Services - 0.7%
--------------------------------------------------------------------------------------------------------
Intertek Group PLC                                                            402,560    $     6,109,550
--------------------------------------------------------------------------------------------------------
Chemicals - 1.9%
--------------------------------------------------------------------------------------------------------
Bayer AG                                                                      166,410    $     8,582,835
Wacker Chemie AG (a)(l)                                                        53,800          7,362,198
                                                                                         ---------------
                                                                                         $    15,945,033
--------------------------------------------------------------------------------------------------------
Computer Software - 1.0%
--------------------------------------------------------------------------------------------------------
SAP AG                                                                         41,690    $     8,719,086
--------------------------------------------------------------------------------------------------------
Construction - 0.8%
--------------------------------------------------------------------------------------------------------
Wienerberger AG                                                               133,780    $     7,128,534
--------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.4%
--------------------------------------------------------------------------------------------------------
AmorePacific Corp. (a)                                                         15,150    $     8,232,367
Kao Corp. (l)                                                                 313,000          8,436,439
Kimberly-Clark de Mexico S.A. de C.V., "A"                                  2,125,830          8,839,830
L'Oreal S.A. (l)                                                               60,350          6,084,556
Reckitt Benckiser PLC                                                         327,360         14,557,256
                                                                                         ---------------
                                                                                         $    46,150,448
--------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.5%
--------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                  28,400    $     6,521,291
Nitto Denko Corp. (l)                                                         143,000          6,905,706
Schneider Electric S.A. (l)                                                    75,190          8,143,570
                                                                                         ---------------
                                                                                         $    21,570,567
--------------------------------------------------------------------------------------------------------
Electronics - 10.3%
--------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                            1,804,180    $     4,256,204
ASML Holding N.V. (a)                                                         180,810          4,493,888
Canon, Inc. (l)                                                               156,800          8,290,061
Hirose Electric Co. Ltd. (l)                                                   89,700         10,531,061
Nippon Electric Glass Co. Ltd. (l)                                            267,000          5,801,089
OMRON Corp.                                                                   245,000          6,603,603
Royal Philips Electronics N.V.                                                357,120         13,290,241
Samsung Electronics Co. Ltd.                                                   23,788         16,330,493
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                          906,362          9,743,392
USHIO America, Inc.                                                           247,700          4,953,786
Venture Corp. Ltd.                                                            483,100          4,328,656
                                                                                         ---------------
                                                                                         $    88,622,474
--------------------------------------------------------------------------------------------------------
Energy - Independent - 1.9%
--------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                  9,275,000    $     8,179,422
Norsk Hydro A.S.A.                                                            152,800          3,784,881
Talisman Energy, Inc.                                                         251,010          4,215,016
                                                                                         ---------------
                                                                                         $    16,179,319
--------------------------------------------------------------------------------------------------------
Energy - Integrated - 3.9%
--------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                  89,480    $     8,424,542
TOTAL S.A. (l)                                                                346,720         24,598,313
                                                                                         ---------------
                                                                                         $    33,022,855
--------------------------------------------------------------------------------------------------------
Engineering - Construction - 0.5%
--------------------------------------------------------------------------------------------------------
Aker Kvaerner A.S.A.                                                           39,260    $     4,489,335
--------------------------------------------------------------------------------------------------------
Food & Beverages - 2.8%
--------------------------------------------------------------------------------------------------------
Groupe Danone (l)                                                              48,800    $     7,512,646
Nestle S.A.                                                                    46,346         16,362,873
                                                                                         ---------------
                                                                                         $    23,875,519
--------------------------------------------------------------------------------------------------------
Food & Drug Stores - 2.4%
--------------------------------------------------------------------------------------------------------
Tesco PLC                                                                   2,645,849    $    20,350,764
--------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
--------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                 74,540    $     4,536,504
--------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.0%
--------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                                                         756,800    $     4,400,147
Orient-Express Hotels Ltd., "A" (l)                                           147,860          6,329,887
William Hill PLC                                                              518,830          6,384,997
                                                                                         ---------------
                                                                                         $    17,115,031
--------------------------------------------------------------------------------------------------------
General Merchandise - 0.5%
--------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                        474,700    $     4,342,104
--------------------------------------------------------------------------------------------------------
Insurance - 2.0%
--------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                   186,980    $     8,253,297
Assicurazioni Generali S.p.A.                                                 197,520          8,612,038
                                                                                         ---------------
                                                                                         $    16,865,335
--------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.6%
--------------------------------------------------------------------------------------------------------
Capcom Co. Ltd. (l)                                                           347,800    $     6,174,498
Konami Corp. (l)                                                              141,000          4,056,240
NAMCO BANDAI Holdings, Inc.                                                   233,700          3,541,184
                                                                                         ---------------
                                                                                         $    13,771,922
--------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.1%
--------------------------------------------------------------------------------------------------------
Fanuc Ltd. (l)                                                                101,000    $     9,205,218
--------------------------------------------------------------------------------------------------------
Major Banks - 6.4%
--------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG (l)                            122,920    $     8,958,415
Industrial & Commercial Bank of China (a)                                   7,301,960          3,698,454
Raiffeisen International Bank Holding AG                                       36,960          4,348,224
Societe Generale (l)                                                           56,965          9,546,971
Standard Chartered PLC                                                        321,690          9,226,865
Sumitomo Mitsui Financial Group, Inc.                                             795          8,378,904
UniCredito Italiano S.p.A. (l)                                              1,231,610         10,635,417
                                                                                         ---------------
                                                                                         $    54,793,250
--------------------------------------------------------------------------------------------------------
Medical Equipment - 2.0%
--------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                            583,030    $     5,521,714
Straumann Holding AG (l)                                                       21,940          5,479,964
Synthes, Inc.                                                                  48,470          5,696,166
                                                                                         ---------------
                                                                                         $    16,697,844
--------------------------------------------------------------------------------------------------------
Metals & Mining - 3.4%
--------------------------------------------------------------------------------------------------------
Anglo American PLC                                                            196,930    $     9,144,355
BHP Billiton Ltd. (l)                                                         983,630         20,363,130
                                                                                         ---------------
                                                                                         $    29,507,485
--------------------------------------------------------------------------------------------------------
Network & Telecom - 1.2%
--------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                         1,491,200    $     5,773,469
NICE Systems Ltd., ADR (a)                                                    153,260          4,904,320
                                                                                         ---------------
                                                                                         $    10,677,789
--------------------------------------------------------------------------------------------------------
Oil Services - 1.0%
--------------------------------------------------------------------------------------------------------
Acergy S.A. (a)                                                               436,800    $     8,567,001
--------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 10.0%
--------------------------------------------------------------------------------------------------------
Absa Group Ltd.                                                               513,730    $     8,089,049
AEON Credit Service Co. Ltd.                                                  347,600          6,801,555
Akbank T.A.S.                                                               1,065,643          5,969,066
Bank of Cyprus Public Co. Ltd.                                                455,780          5,905,560
CSU Cardsystem S.A. (a)                                                       310,470          1,701,697
Housing Development Finance Corp. Ltd.                                        338,270         12,454,480
HSBC Holdings PLC                                                           1,165,450         21,491,058
UBS AG                                                                        275,456         16,565,065
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                               84,420          7,147,841
                                                                                         ---------------
                                                                                         $    86,125,371
--------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.2%
--------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                         156,300    $     6,832,344
GlaxoSmithKline PLC                                                           784,890         20,846,131
Roche Holding AG                                                              140,870         25,455,601
                                                                                         ---------------
                                                                                         $    53,134,076
--------------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.0%
--------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares (l)                                          39,418    $     8,924,905
Linde AG                                                                       85,580          8,434,392
                                                                                         ---------------
                                                                                         $    17,359,297
--------------------------------------------------------------------------------------------------------
Specialty Stores - 2.2%
--------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                          591,500    $     6,132,587
Industria de Diseno Textil S.A.                                               161,740          8,200,548
KappAhl Holding AB                                                            522,130          4,596,114
                                                                                         ---------------
                                                                                         $    18,929,249
--------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.9%
--------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                             915,000    $     7,692,782
--------------------------------------------------------------------------------------------------------
Telephone Services - 3.2%
--------------------------------------------------------------------------------------------------------
Reliance Communication Ventures Ltd. (a)                                      423,800    $     4,054,485
Singapore Telecommunications Ltd.                                           2,658,350          4,970,976
Telenor A.S.A. (l)                                                            642,520         11,036,366
TELUS Corp.                                                                   150,610          7,390,655
                                                                                         ---------------
                                                                                         $    27,452,482
--------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.2%
--------------------------------------------------------------------------------------------------------
CEZ AS                                                                        224,070    $     9,982,801
--------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $716,190,467)                                      $   828,849,265
--------------------------------------------------------------------------------------------------------
Repurchase Agreements - 2.4%
--------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.31%, dated 11/30/06, due 12/01/06, total to be received $21,214,129 (secured by various U.S. Treasury and
Federal Agency obligations and Mortgage Backed securities in a
jointly traded account), at Cost                                      $    21,211,000    $    21,211,000
--------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 14.0%
--------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost
and Net Asset Value                                                       119,964,467    $   119,964,467
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $857,365,934)                                        $   970,024,732
--------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (13.0)%                                                    (111,843,366)
--------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                      $   858,181,366
--------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR            American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 11/30/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $114,370,123 of securities on
loan (identified cost, $857,365,934)                                $970,024,732
Cash                                                                       1,802
Foreign currency, at value (identified cost, $2,368,164)               2,385,560
Receivable for investments sold                                        1,258,472
Receivable for fund shares sold                                        6,973,421
Interest and dividends receivable                                      1,371,642
------------------------------------------------------------------------------------------------------
Total assets                                                                              $982,015,629
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $2,984,740
Payable for fund shares reacquired                                       394,445
Collateral for securities loaned, at value                           119,964,467
Payable to affiliates
  Management fee                                                          41,722
  Shareholder servicing costs                                            107,403
  Distribution and service fees                                            9,642
  Administrative services fee                                                857
Payable for independent trustees' compensation                             8,426
Accrued expenses and other liabilities                                   322,561
------------------------------------------------------------------------------------------------------
Total liabilities                                                                         $123,834,263
------------------------------------------------------------------------------------------------------
Net assets                                                                                $858,181,366
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $665,992,094
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $140,356 deferred country tax)                               112,543,637
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 71,207,421
Undistributed net investment income                                    8,438,214
------------------------------------------------------------------------------------------------------
Net assets                                                                                $858,181,366
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   30,987,271
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $255,595,006
  Shares outstanding                                                   9,590,769
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $26.65
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share                                 $28.28
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $51,903,635
  Shares outstanding                                                   2,046,724
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $25.36
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $36,332,516
  Shares outstanding                                                   1,443,342
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $25.17
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $514,240,875
  Shares outstanding                                                  17,902,339
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $28.72
------------------------------------------------------------------------------------------------------

Class W shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $109,334
  Shares outstanding                                                       4,097
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $26.69
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 11/30/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $6,207,953
  Interest                                                                785,805
  Foreign taxes withheld                                                 (343,896)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $6,649,862
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $3,286,092
  Distribution and service fees                                           816,497
  Shareholder servicing costs                                             497,356
  Administrative services fee                                              69,763
  Independent trustees' compensation                                        6,448
  Custodian fee                                                           263,692
  Shareholder communications                                               61,058
  Auditing fees                                                            24,324
  Legal fees                                                                6,619
  Miscellaneous                                                            58,927
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $5,090,776
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (22,150)
  Reduction of expenses by investment adviser                              (1,848)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $5,066,778
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $1,583,084
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $229,653 country tax)               $26,176,777
  Foreign currency transactions                                          (185,431)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $25,991,346
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $57,169 increase in deferred country tax)       $59,888,513
  Translation of assets and liabilities in foreign currencies              50,033
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $59,938,546
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $85,929,892
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $87,512,976
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                     11/30/06                  5/31/06
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $1,583,084               $6,342,684
Net realized gain (loss) on investments and foreign
currency transactions                                              25,991,346               61,265,305
Net unrealized gain (loss) on investments and foreign
currency translation                                               59,938,546               32,015,024
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $87,512,976              $99,623,013
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                 $--                 $(29,706)
  Class I                                                                  --                 (326,710)
From net realized gain on investments and foreign
currency transactions
  Class A                                                                  --               (3,176,852)
  Class B                                                                  --                 (985,607)
  Class C                                                                  --                 (539,990)
  Class I                                                                  --               (3,490,431)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--              $(8,549,296)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $121,608,278             $289,139,536
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $209,121,254             $380,213,253
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            649,060,112              268,846,859
At end of period (including undistributed net investment
income of $8,438,214 and $6,855,130, respectively)               $858,181,366             $649,060,112
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED      ------------------------------------------------------------------------
CLASS A                                  11/30/06             2006              2005           2004         2003           2002
                                      (UNAUDITED)

Net asset value,
beginning of period                        $23.85           $18.90            $17.07         $13.02       $14.22         $15.48
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)          $0.04            $0.27             $0.08          $0.05       $(0.00)(w)     $(0.04)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   2.76             5.10              1.75           4.00        (1.20)         (1.22)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $2.80            $5.37             $1.83          $4.05       $(1.20)        $(1.26)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $--           $(0.00)(w)           $--            $--          $--            $--
  From net realized gain on
  investments and foreign currency
  transactions                                 --            (0.42)               --             --           --             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $--           $(0.42)              $--            $--          $--            $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $26.65           $23.85            $18.90         $17.07       $13.02         $14.22
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  11.74(n)         28.68             10.72          31.21        (8.57)         (8.07)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)       1.52(a)          1.63              1.72           2.05         2.23           2.13
Expenses after expense reductions (f)        1.52(a)          1.60              1.65           1.92         2.16           2.06
Net investment income (loss)                 0.30(a)          1.24              0.43           0.30        (0.03)         (0.30)
Portfolio turnover                             38               90                75            102           87            127
Net assets at end of period
(000 Omitted)                            $255,595         $206,522          $110,876        $56,503      $42,544        $42,084
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                                YEARS ENDED 5/31
                                                ENDED      --------------------------------------------------------------------
CLASS B                                      11/30/06             2006           2005           2004          2003         2002
                                          (UNAUDITED)

Net asset value,
beginning of period                            $22.77           $18.17         $16.52         $12.66        $13.91       $15.21
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)             $(0.04)           $0.09         $(0.07)        $(0.05)       $(0.07)      $(0.11)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       2.63             4.93           1.72           3.91         (1.18)       (1.19)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $2.59            $5.02          $1.65          $3.86        $(1.25)      $(1.30)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions               $--           $(0.42)           $--            $--           $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $25.36           $22.77         $18.17         $16.52        $12.66       $13.91
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                      11.37(n)         27.87           9.99          30.49         (8.99)       (8.55)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           2.17(a)          2.28           2.37           2.60          2.73         2.63
Expenses after expense reductions (f)            2.17(a)          2.25           2.30           2.47          2.66         2.56
Net investment income (loss)                    (0.35)(a)         0.43          (0.37)         (0.31)        (0.55)       (0.80)
Portfolio turnover                                 38               90             75            102            87          127
Net assets at end of period
(000 Omitted)                                 $51,904          $52,531        $46,211        $39,093       $29,341      $37,337
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                YEARS ENDED 5/31
                                               ENDED      ---------------------------------------------------------------------
CLASS C                                     11/30/06             2006           2005           2004           2003         2002
                                         (UNAUDITED)

Net asset value,
beginning of period                           $22.60           $18.04         $16.40         $12.57         $13.81       $15.10
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)            $(0.04)           $0.12         $(0.05)         $0.00(w)      $(0.06)      $(0.11)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      2.61             4.86           1.69           3.83          (1.18)       (1.18)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $2.57            $4.98          $1.64          $3.83         $(1.24)      $(1.29)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions              $--           $(0.42)           $--            $--            $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $25.17           $22.60         $18.04         $16.40         $12.57       $13.81
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                     11.37(n)         27.85          10.00          30.47          (8.98)       (8.54)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          2.17(a)          2.28           2.37           2.56           2.73         2.63
Expenses after expense reductions (f)           2.17(a)          2.25           2.30           2.43           2.66         2.56
Net investment income (loss)                   (0.34)(a)         0.57          (0.27)          0.03          (0.54)       (0.80)
Portfolio turnover                                38               90             75            102             87          127
Net assets at end of period
(000 Omitted)                                $36,333          $32,965        $19,356         $9,916         $3,685       $4,370
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                YEARS ENDED 5/31
                                               ENDED      ---------------------------------------------------------------------
CLASS I                                     11/30/06             2006           2005           2004           2003         2002
                                         (UNAUDITED)

Net asset value,
beginning of period                           $25.67           $20.27         $18.24         $13.75         $14.83       $15.69
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)             $0.09            $0.46          $0.27          $0.47         $(0.07)       $0.18
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      2.96             5.40           1.76           4.02          (1.01)       (1.04)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $3.05            $5.86          $2.03          $4.49         $(1.08)      $(0.86)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $--           $(0.04)           $--            $--            $--          $--
  From net realized gain on investments
  and foreign currency transactions               --            (0.42)            --             --             --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $--           $(0.46)           $--            $--            $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $28.72           $25.67         $20.27         $18.24         $13.75       $14.83
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                        11.88(n)         29.16          11.13          32.65          (7.22)       (6.68)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          1.17(a)          1.28           1.39           1.31(k)        1.80(k)      1.63
Expenses after expense reductions (f)           1.17(a)          1.25           1.32           1.18(k)        1.73(k)      1.56
Net investment income (loss)                    0.66(a)          1.93           1.42           2.81          (0.54)        1.23
Portfolio turnover                                38               90             75            102             87          127
Net assets at end of period
(000 Omitted)                               $514,241         $356,948        $92,403             $7             $0(l)        $0(l)
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             SIX MONTHS            YEAR ENDED
CLASS W                                                                  ENDED 11/30/06            5/31/06(i)
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $23.86                $25.12
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.07                 $0.11
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                             2.76                 (1.37)(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $2.83                $(1.26)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $26.69                $23.86
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           11.86(n)              (5.02)(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.27(a)               1.38(a)
Expenses after expense reductions (f)                                              1.27(a)               1.35(a)
Net investment income                                                              0.56(a)               5.01(a)
Portfolio turnover                                                                   38                    90
Net assets at end of period (000 Omitted)                                          $109                   $95
-------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, May 1, 2006 (Class W) through the stated period end.
(k) Expense ratio is not in correlation with contractual fee arrangement due to the timing of sales and redemptions of fund shares during the period.
(l) Net assets were less than $500.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS International Growth Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                        5/31/06       5/31/05

Ordinary income (including any short-term
capital gains)                                         $356,416           $--
Long-term capital gain                                8,192,880            --
-----------------------------------------------------------------------------
Total distributions                                  $8,549,296           $--

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 11/30/06

          Cost of investments                           $858,558,816
          ----------------------------------------------------------
          Gross appreciation                            $118,100,666
          Gross depreciation                              (6,634,750)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $111,465,916

          AS OF 05/31/06

          Undistributed ordinary income                  $34,855,024
          Undistributed long-term capital gain            18,443,255
          Other temporary differences                       (256,555)
          Net unrealized appreciation (depreciation)     $51,634,572

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than May 30, 2008. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.0 billion of average daily net assets        0.90%
          Next $1.0 billion of average daily net assets         0.80%
          Average daily net assets in excess of $2 billion      0.70%

The management fee incurred for the six months ended November 30, 2006 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund's average daily net assets. This written agreement will continue through September 30, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended November 30, 2006, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $17,479 for the six months ended November 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%            $397,004
Class B                             0.75%              0.25%              1.00%             1.00%             251,921
Class C                             0.75%              0.25%              1.00%             1.00%             167,523
Class W                             0.10%                 --              0.10%             0.10%                  49
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $816,497

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    November 30, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                       $847
              Class B                                    $25,663
              Class C                                     $2,291

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2006, the fee was $336,194, which equated to 0.0919% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended November 30, 2006, these costs amounted to $73,122. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended November 30, 2006 was equivalent to an annual effective rate of 0.0191% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $276. This amount is included in independent trustees' compensation for the six months ended November 30, 2006. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $7,841 at November 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended November 30, 2006, the fee paid to Tarantino LLC was $1,866. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,848, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $373,989,272 and $276,079,151, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                   SIX MONTHS ENDED                     YEAR ENDED
                                                       11/30/06                         5/31/06(i)
                                               SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                      2,249,768       $54,118,057       4,772,421      $104,753,871
  Class B                                        153,259         3,599,147         577,769        12,303,231
  Class C                                        136,440         3,189,207         613,980        12,817,316
  Class I                                      4,204,318       111,238,424       9,415,140       227,167,437
  Class W                                            116             3,000           3,981           100,000
------------------------------------------------------------------------------------------------------------
                                               6,743,901      $172,147,835      15,383,291      $357,141,855

Shares issued to shareholders in
reinvestment of distributions
  Class A                                             --               $--         124,098        $2,679,271
  Class B                                             --                --          43,679           902,849
  Class C                                             --                --          15,526           318,601
  Class I                                             --                --         151,295         3,508,517
------------------------------------------------------------------------------------------------------------
                                                      --               $--         334,598        $7,409,238

Shares reacquired
  Class A                                     (1,317,312)     $(31,910,692)     (2,104,458)     $(46,984,169)
  Class B                                       (413,369)       (9,557,976)       (857,283)      (18,029,921)
  Class C                                       (151,455)       (3,494,109)       (243,908)       (5,167,989)
  Class I                                       (209,929)       (5,576,780)       (217,168)       (5,229,478)
------------------------------------------------------------------------------------------------------------
                                              (2,092,065)     $(50,539,557)     (3,422,817)     $(75,411,557)

Net change
  Class A                                        932,456       $22,207,365       2,792,061       $60,448,973
  Class B                                       (260,110)       (5,958,829)       (235,835)       (4,823,841)
  Class C                                        (15,015)         (304,902)        385,598         7,967,928
  Class I                                      3,994,389       105,661,644       9,349,267       225,446,476
  Class W                                            116             3,000           3,981           100,000
------------------------------------------------------------------------------------------------------------
                                               4,651,836      $121,608,278      12,295,072      $289,139,536

(i) For the period from the class' inception, May 1, 2006 (Class W), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 50% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2006, the fund's commitment fee and interest expense were $2,097 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole,
(vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one- year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the expense limitation) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to breakpoints that reduce the Fund's advisory fee rate on net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

MFS(R) INTERNATIONAL VALUE FUND

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLE                                            3
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 5
----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     12
----------------------------------------------------------
STATEMENT OF OPERATIONS                                 14
----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                     15
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    16
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           21
----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           30
----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                   34
----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                          34
----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER
----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

            --------------------------------------------------------
                       NOT FDIC INSURED o MAY LOSE VALUE o
               NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
            --------------------------------------------------------

                                                                        11/30/06
                                                                         FGI-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    January 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              95.1%
              Preferred Stocks                            2.0%
              Cash & Other Net Assets                     2.9%

              TOP TEN HOLDINGS

              Nestle S.A.                                 3.3%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.9%
              ------------------------------------------------
              Syngenta AG                                 2.8%
              ------------------------------------------------
              Royal Dutch Shell PLC, "A"                  2.3%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.1%
              ------------------------------------------------
              Henkel KGaA, IPS                            2.0%
              ------------------------------------------------
              TNT N.V.                                    1.9%
              ------------------------------------------------
              Credit Agricole S.A.                        1.8%
              ------------------------------------------------
              Novartis AG                                 1.6%
              ------------------------------------------------
              E.ON AG                                     1.6%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         21.0%
              ------------------------------------------------
              Utilities & Communications                 13.1%
              ------------------------------------------------
              Consumer Staples                           12.1%
              ------------------------------------------------
              Autos & Housing                             7.7%
              ------------------------------------------------
              Health Care                                 7.1%
              ------------------------------------------------
              Retailing                                   6.9%
              ------------------------------------------------
              Energy                                      6.8%
              ------------------------------------------------
              Leisure                                     5.5%
              ------------------------------------------------
              Basic Materials                             5.2%
              ------------------------------------------------
              Technology                                  4.9%
              ------------------------------------------------
              Transportation                              2.6%
              ------------------------------------------------
              Industrial Goods & Services                 2.2%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             21.3%
              ------------------------------------------------
              Japan                                      19.5%
              ------------------------------------------------
              France                                     13.0%
              ------------------------------------------------
              Switzerland                                 9.4%
              ------------------------------------------------
              Germany                                     9.1%
              ------------------------------------------------
              Netherlands                                 5.0%
              ------------------------------------------------
              Sweden                                      3.6%
              ------------------------------------------------
              Singapore                                   2.8%
              ------------------------------------------------
              South Korea                                 2.7%
              ------------------------------------------------
              Other                                      13.6%
              -----------------------------------------------------

Percentages are based on net assets as of 11/30/06.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2006 through November 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2006 through November 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    6/01/06-
Class                       Ratio      6/01/06         11/30/06       11/30/06
--------------------------------------------------------------------------------
        Actual              1.50%     $1,000.00       $1,101.20        $7.90
   A    ------------------------------------------------------------------------
        Hypothetical (h)    1.50%     $1,000.00       $1,017.55        $7.59
--------------------------------------------------------------------------------
        Actual              2.15%     $1,000.00       $1,097.60       $11.31
   B    ------------------------------------------------------------------------
        Hypothetical (h)    2.15%     $1,000.00       $1,014.29       $10.86
--------------------------------------------------------------------------------
        Actual              2.15%     $1,000.00       $1,097.60       $11.31
   C    ------------------------------------------------------------------------
        Hypothetical (h)    2.15%     $1,000.00       $1,014.29       $10.86
--------------------------------------------------------------------------------
        Actual              1.15%     $1,000.00       $1,103.20        $6.06
   I    ------------------------------------------------------------------------
        Hypothetical (h)    1.15%     $1,000.00       $1,019.30        $5.82
--------------------------------------------------------------------------------
        Actual              1.25%     $1,000.00       $1,102.90        $6.59
   W    ------------------------------------------------------------------------
        Hypothetical (h)    1.25%     $1,000.00       $1,018.80        $6.33
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
11/30/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.1%
--------------------------------------------------------------------------------------------------------
ISSUER                                                                      SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------------
Airlines - 0.3%
--------------------------------------------------------------------------------------------------------
Sydney Roads Group (a)                                                      3,206,360    $     2,846,946
--------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.3%
--------------------------------------------------------------------------------------------------------
Diageo PLC                                                                    456,074    $     8,755,257
Remy Cointreau S.A.                                                            51,800          3,117,051
                                                                                         ---------------
                                                                                         $    11,872,308
--------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.4%
--------------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd.                                                            129,900    $     2,179,308
Sanyo Shokai Ltd. (l)                                                         177,900          1,289,431
                                                                                         ---------------
                                                                                         $     3,468,739
--------------------------------------------------------------------------------------------------------
Automotive - 4.3%
--------------------------------------------------------------------------------------------------------
Autoliv, Inc., SDR (l)                                                         93,250    $     5,415,531
Bayerische Motoren Werke AG                                                   185,522         10,239,568
Continental AG                                                                 53,342          6,060,675
Kongsberg Automotive A.S.A. (l)                                               295,213          2,913,002
Nissan Motor Co. Ltd. (l)                                                     410,900          5,012,231
PSA Peugeot Citroen S.A. (l)                                                  157,062          9,796,581
                                                                                         ---------------
                                                                                         $    39,437,588
--------------------------------------------------------------------------------------------------------
Biotechnology - 0.5%
--------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                              24,120    $     4,302,182
--------------------------------------------------------------------------------------------------------
Broadcasting - 2.9%
--------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                   2,605    $     5,536,089
Nippon Television Network Corp.                                                45,000          6,025,658
Vivendi S.A. (l)                                                              200,250          7,707,005
WPP Group PLC                                                                 567,889          7,535,786
                                                                                         ---------------
                                                                                         $    26,804,538
--------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.2%
--------------------------------------------------------------------------------------------------------
Van Lanschot N.V.                                                              19,760    $     1,806,355
--------------------------------------------------------------------------------------------------------
Cable TV - 0.2%
--------------------------------------------------------------------------------------------------------
Premiere AG (a)(l)                                                            121,809    $     1,917,180
--------------------------------------------------------------------------------------------------------
Chemicals - 2.8%
--------------------------------------------------------------------------------------------------------
Syngenta AG                                                                   144,820    $    25,480,391
--------------------------------------------------------------------------------------------------------
Construction - 3.1%
--------------------------------------------------------------------------------------------------------
Buzzi Unicem S.p.A. (l)                                                       132,189    $     3,551,651
CRH PLC                                                                       159,170          5,999,436
Fletcher Building Ltd.                                                        832,552          5,780,289
Geberit AG                                                                      4,693          6,807,807
Nexity International                                                           40,469          2,734,385
Sekisui Chemical Co. Ltd.                                                     379,000          3,202,125
                                                                                         ---------------
                                                                                         $    28,075,693
--------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.5%
--------------------------------------------------------------------------------------------------------
Kao Corp.                                                                     400,000    $    10,781,392
Lion Corp. (l)                                                                409,000          1,950,395
Uni-Charm Corp. (l)                                                           186,400         10,531,346
                                                                                         ---------------
                                                                                         $    23,263,133
--------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%
--------------------------------------------------------------------------------------------------------
Saft Groupe S.A.                                                               62,925    $     2,046,641
Samsung SDI Co. Ltd.                                                           18,295          1,305,169
Spectris PLC                                                                  408,070          5,519,305
                                                                                         ---------------
                                                                                         $     8,871,115
--------------------------------------------------------------------------------------------------------
Electronics - 4.9%
--------------------------------------------------------------------------------------------------------
Barco N.V.                                                                     26,835    $     2,286,017
Brother Industries Ltd. (l)                                                   193,000          2,527,649
Canon, Inc. (l)                                                               113,300          5,990,203
Konica Minolta Holdings, Inc. (l)                                             533,500          7,742,905
OMRON Corp.                                                                   203,700          5,490,424
Ricoh Co. Ltd.                                                                291,000          5,530,647
Samsung Electronics Co. Ltd.                                                   10,004          6,867,759
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                          523,696          5,629,732
Venture Corp. Ltd.                                                            324,500          2,907,574
                                                                                         ---------------
                                                                                         $    44,972,910
--------------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
--------------------------------------------------------------------------------------------------------
Apache Corp.                                                                   59,750    $     4,178,318
Norsk Hydro A.S.A.                                                            271,850          6,733,769
PTT Public Co.                                                                464,340          2,949,423
                                                                                         ---------------
                                                                                         $    13,861,510
--------------------------------------------------------------------------------------------------------
Energy - Integrated - 5.1%
--------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC, "A"                                                    587,520    $    20,790,095
TOTAL S.A., ADR                                                               368,114         26,305,426
                                                                                         ---------------
                                                                                         $    47,095,521
--------------------------------------------------------------------------------------------------------
Food & Beverages - 6.5%
--------------------------------------------------------------------------------------------------------
Binggrae Co. Ltd.                                                              41,340    $     1,857,153
Cadbury Schweppes PLC                                                       1,087,270         11,189,622
CoolBrands International, Inc. (a)                                            301,320            414,394
CSM N.V.                                                                      201,431          7,482,923
Greencore Group PLC                                                           501,163          2,748,820
Nestle S.A.                                                                    85,408         30,154,064
Nong Shim Co. Ltd.                                                             18,717          5,498,188
                                                                                         ---------------
                                                                                         $    59,345,164
--------------------------------------------------------------------------------------------------------
Food & Drug Stores - 3.0%
--------------------------------------------------------------------------------------------------------
Carrefour S.A. (l)                                                            176,894    $    11,064,048
Lawson, Inc. (l)                                                              266,300          9,317,222
Tesco PLC                                                                     948,080          7,292,235
                                                                                         ---------------
                                                                                         $    27,673,505
--------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
--------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                    624,980    $     1,445,294
--------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.3%
--------------------------------------------------------------------------------------------------------
Indesit Co. S.p.A. (l)                                                        190,858    $     2,961,224
--------------------------------------------------------------------------------------------------------
General Merchandise - 1.6%
--------------------------------------------------------------------------------------------------------
Daiei, Inc. (a)(l)                                                            210,000    $     3,709,991
Metro AG                                                                      171,890         10,714,631
                                                                                         ---------------
                                                                                         $    14,424,622
--------------------------------------------------------------------------------------------------------
Insurance - 4.1%
--------------------------------------------------------------------------------------------------------
Benfield Group PLC                                                            750,602    $     4,958,043
Catlin Group Ltd.                                                             381,794          3,846,664
Hiscox PLC                                                                    948,757          4,933,351
Jardine Lloyd Thompson Group PLC                                            1,026,677          8,154,109
Legal & General Group PLC                                                   3,616,460         10,771,039
Swiss Reinsurance Co.                                                          57,634          4,921,090
                                                                                         ---------------
                                                                                         $    37,584,296
--------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.2%
--------------------------------------------------------------------------------------------------------
Heiwa Corp. (l)                                                               276,400    $     3,467,088
NAMCO BANDAI Holdings, Inc.                                                   310,800          4,709,457
Tamron Co. Ltd. (l)                                                           146,000          2,711,762
                                                                                         ---------------
                                                                                         $    10,888,307
--------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.2%
--------------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B" (l)                                                        294,230    $     5,986,008
GEA Group AG                                                                  260,000          5,163,473
                                                                                         ---------------
                                                                                         $    11,149,481
--------------------------------------------------------------------------------------------------------
Major Banks - 6.8%
--------------------------------------------------------------------------------------------------------
BNP Paribas (l)                                                                84,423    $     9,098,825
Credit Agricole S.A. (l)                                                      387,344         16,406,141
DBS Group Holdings Ltd.                                                       715,000          9,749,050
Joyo Bank Ltd.                                                                548,000          3,115,062
Royal Bank of Scotland Group PLC                                              354,801         12,848,007
Shizuoka Bank Ltd. (l)                                                        453,000          4,633,510
Svenska Handelsbanken AB, "A" (l)                                             259,900          7,005,800
                                                                                         ---------------
                                                                                         $    62,856,395
--------------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%
--------------------------------------------------------------------------------------------------------
Anglo American PLC                                                            223,476    $    10,377,007
--------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.2%
--------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (l)                                                      2,146,000    $    10,641,476
--------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.6%
--------------------------------------------------------------------------------------------------------
Gazprom OAO, ADR                                                              112,680    $     5,262,156
--------------------------------------------------------------------------------------------------------
Oil Services - 0.2%
--------------------------------------------------------------------------------------------------------
Fugro N.V. (l)                                                                 49,971    $     2,313,834
--------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 9.6%
--------------------------------------------------------------------------------------------------------
Aiful Corp. (l)                                                               283,900    $     9,074,597
Dah Sing Financial Holdings Ltd.                                              278,800          2,533,943
DEPFA Bank PLC                                                                240,191          4,362,758
DNB Holding A.S.A. (l)                                                        464,500          6,314,955
Hana Financial Group, Inc.                                                     86,350          4,413,434
HSBC Holdings PLC                                                             624,080         11,508,121
ING Groep N.V.                                                                283,172         12,076,421
Krungthai Card PLC                                                          2,978,100          2,364,559
LIC Housing Finance Ltd.                                                      320,410          1,236,671
Nordea Bank AB                                                                400,990          5,659,340
Sapporo Hokuyo Holdings, Inc.                                                     472          4,689,214
Shinhan Financial Group Co. Ltd.                                               96,730          4,709,778
Shinsei Bank Ltd.                                                             539,000          3,194,281
Siam City Bank Public Co. Ltd.                                              4,574,600          2,676,323
SinoPac Holdings                                                            6,321,000          3,389,564
Takefuji Corp. (l)                                                            255,050         10,201,559
                                                                                         ---------------
                                                                                         $    88,405,518
--------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.6%
--------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                         335,500    $    14,665,716
GlaxoSmithKline PLC                                                           712,450         18,922,175
Novartis AG                                                                   259,000         15,099,866
Takeda Pharmaceutical Co. Ltd.                                                125,200          8,176,856
Tanabe Seiyaku Co. Ltd. (l)                                                   324,000          4,122,949
                                                                                         ---------------
                                                                                         $    60,987,562
--------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.2%
--------------------------------------------------------------------------------------------------------
PagesJaunes Groupe S.A. (l)                                                   210,845    $     4,285,047
Reed Elsevier PLC                                                             580,509          6,345,196
                                                                                         ---------------
                                                                                         $    10,630,243
--------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
--------------------------------------------------------------------------------------------------------
SMRT Corp. Ltd.                                                             4,896,270    $     3,624,159
--------------------------------------------------------------------------------------------------------
Real Estate - 0.3%
--------------------------------------------------------------------------------------------------------
Deutsche Wohnen AG                                                             45,640    $     2,930,796
--------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.1%
--------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.                                                             25,305    $     5,729,482
L'Air Liquide S.A., Bearer Shares (l)                                          20,311          4,598,756
                                                                                         ---------------
                                                                                         $    10,328,238
--------------------------------------------------------------------------------------------------------
Specialty Stores - 1.9%
--------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                                    109,520    $     1,149,218
KappAhl Holding AB (l)                                                        344,320          3,030,920
Matalan PLC                                                                   843,384          3,295,291
NEXT PLC                                                                      118,437          4,144,467
Praktiker Bau-und Heimwerkermaerkte Holding AG                                184,056          5,852,322
                                                                                         ---------------
                                                                                         $    17,472,218
--------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.9%
--------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                      1,411    $     9,434,703
Mobilcom AG (a)(l)                                                            117,793          3,242,888
SmarTone Telecommunications Holdings Ltd.                                   2,286,500          2,204,535
Vodafone Group PLC                                                          4,566,609         12,074,730
                                                                                         ---------------
                                                                                         $    26,956,856
--------------------------------------------------------------------------------------------------------
Telephone Services - 4.5%
--------------------------------------------------------------------------------------------------------
France Telecom S.A. (l)                                                       425,781    $    11,056,287
Royal KPN N.V.                                                                347,921          4,770,764
Singapore Telecommunications Ltd.                                           4,966,000          9,286,160
Telekom Austria AG                                                            382,660         10,139,348
Telenor A.S.A.                                                                365,540          6,278,767
                                                                                         ---------------
                                                                                         $    41,531,326
--------------------------------------------------------------------------------------------------------
Tobacco - 1.8%
--------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                  347,835    $     9,840,007
Swedish Match AB (l)                                                          363,573          6,440,632
                                                                                         ---------------
                                                                                         $    16,280,639
--------------------------------------------------------------------------------------------------------
Trucking - 1.9%
--------------------------------------------------------------------------------------------------------
TNT N.V.                                                                      418,668    $    17,621,949
--------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.9%
--------------------------------------------------------------------------------------------------------
E.ON AG                                                                       115,741    $    14,867,803
Hera S.p.A. (l)                                                               742,349          3,154,090
Scottish Power PLC                                                            314,279          4,664,699
Suez S.A. (l)                                                                 123,441          5,928,358
United Utilities PLC                                                          517,925          7,682,232
                                                                                         ---------------
                                                                                         $    36,297,182
--------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $757,774,895)                                      $   874,065,556
--------------------------------------------------------------------------------------------------------
Preferred Stocks - 2.0%
--------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.0%
--------------------------------------------------------------------------------------------------------
Henkel KGaA, IPS (l) (Identified Cost, $13,827,023)                           125,997    $    18,031,478
--------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.1%
--------------------------------------------------------------------------------------------------------
General Electric Co., 5.31%, due 12/01/06,
at Amortized Cost (y)                                                 $    19,782,000    $    19,782,000
--------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 13.6%
--------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                               124,774,908    $   124,774,908
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $916,158,826) (k)                                    $ 1,036,653,942
--------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (12.8)%                                                    (117,670,321)
--------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                      $   918,983,621
--------------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(k) As of November 30, 2006, the fund had 1 security that was fair valued, aggregating $5,729,482 and
    0.55% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
IPS     International Preference Stock
SDR     Swedish Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 11/30/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $118,726,666 of securities
on loan (identified cost, $916,158,826)                          $1,036,653,942
Cash                                                                        385
Foreign currency, at value (identified cost, $2,081,086)              2,026,304
Receivable for investments sold                                          32,542
Receivable for fund shares sold                                       4,346,089
Interest and dividends receivable                                     2,134,357
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,045,193,619
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   $1,026,692
Collateral for securities loaned, at value                          124,774,908
Payable to affiliates
  Management fee                                                         44,729
  Shareholder servicing costs                                            55,034
  Distribution and service fees                                          14,261
  Administrative services fee                                               913
Payable for independent trustees' compensation                            3,951
Accrued expenses and other liabilities                                  289,510
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $126,209,998
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $918,983,621
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $717,537,673
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $84,227 deferred country tax)                               120,395,905
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                        69,032,499
Undistributed net investment income                                  12,017,544
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $918,983,621
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    28,454,373
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $320,368,590
  Shares outstanding                                                  9,975,818
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $32.11
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $34.07
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $76,620,728
  Shares outstanding                                                  2,476,314
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $30.94
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $74,614,327
  Shares outstanding                                                  2,456,591
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $30.37
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $447,273,418
  Shares outstanding                                                 13,542,337
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $33.03
-------------------------------------------------------------------------------------------------------

Class W shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $106,558
  Shares outstanding                                                      3,313
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $32.16
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 11/30/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $10,597,403
  Interest                                                                972,479
  Foreign taxes withheld                                                 (755,285)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $10,814,597
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $3,442,961
  Distribution and service fees                                         1,158,834
  Shareholder servicing costs                                             509,451
  Administrative services fee                                              72,844
  Independent trustees' compensation                                        6,281
  Custodian fee                                                           212,024
  Shareholder communications                                               60,251
  Auditing fees                                                            24,324
  Legal fees                                                                6,871
  Miscellaneous                                                            65,366
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $5,559,207
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (23,149)
  Reduction of expenses by investment adviser                              (1,926)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $5,534,132
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $5,280,465
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $27,947 country tax)                $30,240,376
  Foreign currency transactions                                            14,701
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $30,255,077
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $36,226 increase in deferred country tax)       $44,529,633
  Translation of assets and liabilities in foreign currencies             (40,748)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $44,488,885
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $74,743,962
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $80,024,427
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                     11/30/06                  5/31/06
                                                                   (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $5,280,465               $7,173,678
Net realized gain (loss) on investments and
foreign currency transactions                                      30,255,077               63,915,002
Net unrealized gain (loss) on investments and
foreign currency translation                                       44,488,885               49,718,476
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $80,024,427             $120,807,156
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                 $--              $(1,472,708)
  Class B                                                                  --                 (160,568)
  Class C                                                                  --                 (332,422)
  Class I                                                                  --               (1,467,037)
From net realized gain on investments and
foreign currency transactions
  Class A                                                                  --              (12,572,811)
  Class B                                                                  --               (4,353,043)
  Class C                                                                  --               (3,780,813)
  Class I                                                                  --              (10,211,023)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $--             $(34,350,425)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $161,307,069             $267,535,607
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $241,331,496             $353,992,338
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            677,652,125              323,659,787
At end of period (including undistributed net investment
income of $12,017,544 and $6,737,079, respectively)              $918,983,621             $677,652,125
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                           SIX MONTHS                               YEARS ENDED 5/31
                                                ENDED      ------------------------------------------------------------------
CLASS A                                      11/30/06             2006            2005         2004         2003         2002
                                          (UNAUDITED)
Net asset value,
beginning of period                            $29.16           $24.20          $21.06       $16.14       $16.97       $17.64
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)              $0.20            $0.38           $0.41        $0.13        $0.08       $(0.02)
  Net realized and unrealized gain
  (loss)
  on investments and foreign currency            2.75             6.62            3.34         4.85        (0.91)       (0.55)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $2.95            $7.00           $3.75        $4.98       $(0.83)      $(0.57)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $--           $(0.21)         $(0.06)      $(0.06)         $--          $--
  From net realized gain on investments
  and foreign currency transactions                --            (1.83)          (0.55)          --           --        (0.10)
  From paid-in capital                             --               --              --           --           --        (0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $--           $(2.04)         $(0.61)      $(0.06)         $--       $(0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $32.11           $29.16          $24.20       $21.06       $16.14       $16.97
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                      10.12(n)         30.04           17.89        30.88        (4.89)       (3.20)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.50(a)          1.63            1.68         2.04         2.16         2.14
Expenses after expense reductions (f)            1.50(a)          1.60            1.65         1.90         2.08         2.06
Net investment income (loss)                     1.33(a)          1.41            1.78         0.67         0.51        (0.11)
Portfolio turnover                                 21               54              37           82           92           94
Net assets at end of period
(000 Omitted)                                $320,369         $242,369        $142,789      $66,216      $39,161      $38,122
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                               YEARS ENDED 5/31
                                                ENDED      ------------------------------------------------------------------
CLASS B                                      11/30/06            2006          2005          2004          2003          2002
                                          (UNAUDITED)

Net asset value,
beginning of period                            $28.19          $23.47        $20.51        $15.75        $16.65        $17.39
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)              $0.09           $0.17         $0.21         $0.01         $0.00(w)     $(0.10)
  Net realized and unrealized gain (loss)
  on investments and foreign currency            2.66            6.45          3.30          4.75         (0.90)        (0.54)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $2.75           $6.62         $3.51         $4.76        $(0.90)       $(0.64)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $--          $(0.07)          $--           $--           $--           $--
  From net realized gain on investments
  and foreign currency transactions                --           (1.83)        (0.55)           --            --         (0.10)
  From paid-in capital                             --              --            --            --            --         (0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $--          $(1.90)       $(0.55)          $--           $--        $(0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $30.94          $28.19        $23.47        $20.51        $15.75        $16.65
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       9.76(n)        29.22         17.16         30.22         (5.41)        (3.65)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           2.15(a)         2.28          2.33          2.58          2.66          2.64
Expenses after expense reductions (f)            2.15(a)         2.25          2.30          2.44          2.58          2.56
Net investment income (loss)                     0.65(a)         0.64          0.93          0.07          0.02         (0.60)
Portfolio turnover                                 21              54            37            82            92            94
Net assets at end of period
(000 Omitted)                                 $76,621         $70,758       $57,356       $37,076       $26,608       $27,751
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                               YEARS ENDED 5/31
                                                ENDED      ------------------------------------------------------------------
CLASS C                                      11/30/06            2006          2005          2004          2003          2002
                                          (UNAUDITED)

Net asset value,
beginning of period                            $27.67          $23.14        $20.24        $15.55        $16.44        $17.17
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)              $0.09           $0.18         $0.29         $0.03         $0.02        $(0.10)
  Net realized and unrealized gain (loss)
  on investments and foreign currency            2.61            6.34          3.16          4.68         (0.91)        (0.53)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $2.70           $6.52         $3.45         $4.71        $(0.89)       $(0.63)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $--          $(0.16)          $--        $(0.02)          $--           $--
  From net realized gain on investments
  and foreign currency transactions                --           (1.83)        (0.55)           --            --         (0.10)
  From paid-in capital                             --              --            --            --            --         (0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $--          $(1.99)       $(0.55)       $(0.02)          $--        $(0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $30.37          $27.67        $23.14        $20.24        $15.55        $16.44
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       9.76(n)        29.27         17.09         30.27         (5.41)        (3.64)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           2.15(a)         2.28          2.33          2.58          2.66          2.64
Expenses after expense reductions (f)            2.15(a)         2.25          2.30          2.44          2.58          2.56
Net investment income (loss)                     0.67(a)         0.68          1.29          0.14          0.13         (0.61)
Portfolio turnover                                 21              54            37            82            92            94
Net assets at end of period
(000 Omitted)                                 $74,614         $62,896       $35,808       $13,322        $8,248        $6,573
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                               YEARS ENDED 5/31
                                                ENDED      ------------------------------------------------------------------
CLASS I                                      11/30/06             2006            2005         2004         2003         2002
                                          (UNAUDITED)

Net asset value,
beginning of period                            $29.94           $24.75          $21.52       $16.45       $17.20       $17.79
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.26            $0.60           $0.79        $0.18        $0.10        $0.12
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       2.83             6.68            3.12         5.01        (0.85)       (0.61)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $3.09            $7.28           $3.91        $5.19       $(0.75)      $(0.49)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $--           $(0.26)         $(0.13)      $(0.12)         $--          $--
  From net realized gain on investments
  and foreign currency transactions                --            (1.83)          (0.55)          --           --        (0.10)
  From paid-in capital                             --               --              --           --           --        (0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $--           $(2.09)         $(0.68)      $(0.12)         $--       $(0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $33.03           $29.94          $24.75       $21.52       $16.45       $17.20
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                         10.32(n)         30.54           18.23        31.57        (4.30)       (2.72)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.15(a)          1.28            1.34         1.58         1.66         1.64
Expenses after expense reductions (f)            1.15(a)          1.25            1.31         1.44         1.58         1.56
Net investment income                            1.69(a)          2.17            3.32         0.80         0.74         0.77
Portfolio turnover                                 21               54              37           82           92           94
Net assets at end of period
(000 Omitted)                                $447,273         $301,533         $87,707         $627         $260         $458
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             SIX MONTHS            YEAR ENDED
CLASS W                                                                  ENDED 11/30/06            5/31/06(i)
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $29.16                $30.18
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.20                 $0.20
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                             2.80                 (1.22)(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $3.00                $(1.02)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $32.16                $29.16
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           10.29(n)              (3.38)(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.25(a)               1.37(a)
Expenses after expense reductions (f)                                              1.25(a)               1.35(a)
Net investment income                                                              1.56(a)               8.00(a)
Portfolio turnover                                                                   21                    54
Net assets at end of period (000 Omitted)                                          $107                   $97
-------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, May 1, 2006 (Class W) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS International Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                       5/31/06          5/31/05

Ordinary income (including any short-term
capital gains)                                     $16,416,254       $2,733,191
Long-term capital gain                              17,934,171        2,050,987
-------------------------------------------------------------------------------
Total distributions                                $34,350,425       $4,784,178

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 11/30/06

          Cost of investments                           $916,652,479
          ----------------------------------------------------------
          Gross appreciation                            $140,386,688
          Gross depreciation                             (20,385,225)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $120,001,463

          AS OF 5/31/06

          Undistributed ordinary income                  $22,045,243
          Undistributed long-term capital gain            24,122,956
          Other temporary differences                       (182,282)
          Net unrealized appreciation (depreciation)      75,435,604

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than May 30, 2008. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average daily net assets          0.90%
          Next $1 billion of average daily net assets           0.80%
          Average daily net assets in excess of $2 billion      0.70%

The management fee incurred for the six months ended November 30, 2006 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund's average daily net assets. This written agreement will continue through September 30, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended November 30, 2006, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $41,156 for the six months ended November 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%            $468,886
Class B                             0.75%              0.25%              1.00%             1.00%             360,325
Class C                             0.75%              0.25%              1.00%             1.00%             329,573
Class W                             0.10%                 --              0.10%             0.10%                  50
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $1,158,834

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    November 30, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                    $15,951
              Class B                                    $35,205
              Class C                                     $4,391

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2006, the fee was $351,970, which equated to 0.0918% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended November 30, 2006, these costs amounted to $54,539. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended November 30, 2006 was equivalent to an annual effective rate of 0.0190% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $139. This amount is included in independent trustees' compensation for the six months ended November 30, 2006. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $3,440 at November 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended November 30, 2006, the fee paid to Tarantino LLC was $1,945. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,926, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $320,326,901 and $154,762,425 respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                      11/30/06                         5/31/06(i)
                                              SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                     2,991,452       $89,436,368       4,175,171      $112,393,814
  Class B                                       526,510        15,105,183         879,294        23,065,763
  Class C                                       417,305        11,883,195       1,072,912        27,256,183
  Class I                                     3,567,711       109,740,836       6,243,702       176,063,024
  Class W                                            --                --           3,313           100,000
-----------------------------------------------------------------------------------------------------------
                                              7,502,978      $226,165,582      12,374,392      $338,878,784

Shares issued to shareholders in
reinvestment of distributions
  Class A                                            --               $--         462,867       $11,914,197
  Class B                                            --                --         146,569         3,658,356
  Class C                                            --                --         106,988         2,621,195
  Class I                                            --                --         428,733        11,314,258
-----------------------------------------------------------------------------------------------------------
                                                     --               $--       1,145,157       $29,508,006

Shares reacquired
  Class A                                    (1,327,251)     $(39,242,609)     (2,227,868)     $(59,904,505)
  Class B                                      (560,618)      (16,085,048)       (959,304)      (25,054,657)
  Class C                                      (233,806)       (6,570,447)       (453,918)      (11,859,640)
  Class I                                       (97,434)       (2,960,409)       (144,478)       (4,032,381)
-----------------------------------------------------------------------------------------------------------
                                             (2,219,109)     $(64,858,513)     (3,785,568)    $(100,851,183)

Net change
  Class A                                     1,664,201       $50,193,759       2,410,170       $64,403,506
  Class B                                       (34,108)         (979,865)         66,559         1,669,462
  Class C                                       183,499         5,312,748         725,982        18,017,738
  Class I                                     3,470,277       106,780,427       6,527,957       183,344,901
  Class W                                            --                --           3,313           100,000
-----------------------------------------------------------------------------------------------------------
                                              5,283,869      $161,307,069       9,733,981      $267,535,607

(i) For the period from the class' inception, May 1, 2006 (Class W), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 47% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended November 30, 2006, the fund's commitment fee and interest expense were $1,609 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one- year period and the 1st quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the expense limitation described above) was lower than the Lipper expense group median, and the Fund's total expense ratio was at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to break points that reduce the Fund's advisory fee rate on net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: January 18, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: January 18, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 18, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.